                           CITISELECT(R) VIP PORTFOLIOS
--------------------------------------------------------------------------------


                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998
                           CITISELECT(R) VIP FOLIO 200
                           CITISELECT(R) VIP FOLIO 300
                           CITISELECT(R) VIP FOLIO 400
                           CITISELECT(R) VIP FOLIO 500

   We are pleased to present this semi-annual report for the CitiSelect(R) VIP Portfolios. The report covers the period from January 1, 1998 to June 30, 1998. During that time, the Funds' investment manager, Citibank, N.A., has been busy putting your variable annuity insurance assets to work to help you reach your long-term financial goals.

   As you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund.

   Thank you for your participation in the CitiSelect VIP Portfolios. We look forward to serving your variable annuity investment needs in the months and years ahead.

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE ASIAN CRISIS INFLUENCED FINANCIAL MARKETS WORLDWIDE when 1998 began. Heightened market volatility and sharp declines in segments of the U.S. and European stock markets were largely attributed to investors' concerns that Asia's problems would slow economic growth. Reduced demand from Asian businesses and consumers, together with the potential for tough competition from lower-priced Asian imports, were expected to erode sales and profits for many companies, especially those with significant exposure to Asian markets.

   However, this scenario materialized more slowly than many analysts anticipated. Economic growth in the U.S. and Europe during the first quarter of 1998 was stronger than most economists predicted, and earnings growth remained high for many companies. Stocks and bonds rose in the U.S. and Europe between January and April, driven by undiminished demand for financial assets from individuals, institutions and retirement plans. In Japan and the rest of Asia, however, most stocks declined amid weak economic conditions.

   Conditions in the developed markets changed during the second quarter of 1998, however. In the U.S., stocks declined sharply in May when investors began to see a more pronounced slow-down of corporate earnings growth, especially among companies with exposure to Asian markets. Further deterioration of the Asian markets, Asian political instability and economic problems in Russia also contributed to higher levels of volatility in most sectors of the U.S. stock market in May.

   Despite continued day-to-day volatility in June, large-cap U.S. stocks regained a portion of their losses, producing a 2.8% gain for the S&P 500 index in the second quarter. However, small-cap U.S. stocks ended the second quarter with a 5.4% loss in the Russell 2000 index. International stocks, as measured by the MSCI EAFE index, rose just 1.1% during the second quarter of the year, with gains in European stocks offsetting poor performance in Japan and Asia. In contrast, the U.S. bond market rallied modestly and relatively steadily in anticipation of slower economic growth, continued low inflation and an unchanged monetary policy.

   THE CITISELECT VIP PORTFOLIOS HELPED CUSHION THE RECENT VOLATILITY in the U.S. and international stock markets. The portfolios' investments in fixed-income securities were especially beneficial because the U.S. bond market fared well when the equity markets declined. We believe that the stock markets' recent volatility and divergent performance underscore the risks of investing in only a single market, particularly one that has experienced a strong rally as large-capitalization U.S. stocks have. Because the CitiSelect portfolios are broadly diversified among the world's major stock and bond markets, our shareholders were spared the full brunt of stock market volatility during the second quarter.

   LOOKING FORWARD, WE EXPECT THE U.S. AND EUROPEAN ECONOMIES TO REMAIN SOUND. However, we are cautious with regard to the short-term prospects of the global stock markets. In our view, economic growth in the world's developed nations will ultimately slow during the second half of 1998 because of the fall-out from Asia. At the same time, global competition and productivity improvements should help keep the inflation rate low.

   In the U.S., we believe that lower demand for U.S. goods and lower prices for imports from Asia during the second half of the year are likely to constrain earnings growth for many domestic companies. We expect the stock market to trade near current levels, albeit with heightened volatility, over the near term as investors digest corporate earnings reports. Over the longer term, however, we remain encouraged by the U.S. economy's continuing prospects for strong growth and low inflation. If positive economic conditions persist, we believe corporate earnings and stock prices should move higher. In the U.S. bond market, we expect these economic influences to allow long-term yields to move modestly lower, potentially benefitting the various market sectors in which the fixed-income portion of the portfolio invests.

   Our view of the international stock and bond markets is mixed. We are optimistic about Europe, where the advent of the European Monetary Union in January 1999, will eliminate cross-border currency risks and form a single marketplace. European bonds have rallied as various nations' interest rates converge in anticipation of economic union. European companies are consolidating aggressively to take advantage of the new market, and shareholders are benefitting accordingly. In contrast, Japan remains mired in an economic recession, which we do not expect to end until Japan makes substantial changes in its financial systems. Finally, the CitiSelect VIP portfolios have little exposure to the emerging markets of Asia, Latin America and Eastern Europe, where we expect volatility to continue.

   Regardless of which market, region or investment style prevails over the rest of this year, CitiSelect VIP portfolios' shareholders are well positioned to achieve returns consistent with their attitudes toward risk. We believe that such constancy is of great value to long-term investors.

CITISELECT(R) VIP FOLIO 200
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                                        SINCE
                                          SIX            ONE           2/10/97
                                        MONTHS*         YEAR        INCEPTION**
                                        --------        -----       -----------
CitiSelect(R)VIP Folio 200 ..........     5.15%         8.67%          9.48%
Composite Benchmark+.................     6.00%        10.70%         11.71%
--------------------------------------------------------------------------------

 * Not Annualized.
** Average Annual Total Return.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,334 (as of 6/30/98). The graph shows how the Fund compares to its benchmarks over the same period.
                                 Lehman Bros.
                  CitiSelect     Intermediate
                   VIP 200        Gov't/Corp                       Composite
                  Portfolio       Bond Index     S&P 500 Index     Benchmark+

 2/10/97           $10,000         $10,000          $10,000        $10,000
 2/28/97             9,960           9,971           10,081          9,980
 3/31/97             9,810           9,902            9,668          9,826
 4/30/97             9,830          10,018           10,244          9,916
 5/31/97            10,210          10,101           10,870         10,312
 6/30/97            10,430          10,193           11,353         10,532
 7/31/97            10,620          10,400           12,256         10,748
 8/31/97            10,590          10,348           11,570         10,660
 9/30/97            10,920          10,468           12,203         10,987
10/31/97            10,790          10,584           11,795         10,907
11/30/97            10,780          10,607           12,341         10,926
12/31/97            10,779          10,692           12,553         10,997
 1/31/98            10,790          10,832           12,692         11,074
 2/28/98            11,137          10,823           13,607         11,391
 3/31/98            11,326          10,858           14,303         11,549
 4/30/98            11,389          10,912           14,449         11,656
 5/31/98            11,263          10,992           14,201         11,556
 6/30/98            11,334          11,062           14,777         11,653

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (15%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (20%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 300
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                        SINCE
                                          SIX            ONE           2/10/97
                                        MONTHS*          YEAR        INCEPTION**
                                        --------        -----        -----------
CitiSelect(R)VIP Folio 300 ..........    6.29%           9.77%         10.96%
Composite Benchmark+ ................    7.48%          12.47%         14.25%
--------------------------------------------------------------------------------

 * Not Annualized.
** Average Annual Total Return.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,548 (as of 6/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                                 Lehman Bros.
                  CitiSelect     Intermediate
                   VIP 300        Gov't/Corp                       Composite
                  Portfolio       Bond Index     S&P 500 Index     Benchmark+

 2/10/97           $10,000         $10,000          $10,000        $10,000
 2/28/97             9,950           9,971           10,081          9,978
 3/31/97             9,750           9,902            9,668          9,775
 4/30/97             9,780          10,018           10,244          9,880
 5/31/97            10,250          10,101           10,870         10,399
 6/30/97            10,520          10,193           11,353         10,688
 7/31/97            10,770          10,400           12,256         10,976
 8/31/97            10,700          10,348           11,570         10,820
 9/30/97            11,110          10,468           12,203         11,244
10/31/97            10,890          10,584           11,795         11,069
11/30/97            10,890          10,607           12,341         11,098
12/31/97            10,885          10,692           12,553         11,187
 1/31/98            10,917          10,832           12,692         11,281
 2/28/98            11,346          10,823           13,607         11,716
 3/31/98            11,597          10,858           14,303         11,943
 4/30/98            11,660          10,912           14,449         12,060
 5/31/98            11,472          10,992           14,201         11,903
 6/30/98            11,548          11,062           14,777         12,025

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (25%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 400
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                                      SINCE
                                           SIX           ONE         2/10/97
                                         MONTHS*         YEAR      INCEPTION**
                                         -------        ------     -----------
CitiSelect(R)VIP Folio 400 ..........     6.59%          9.41%       11.61%
Composite Benchmark+.................     8.92%         13.15%       16.31%
--------------------------------------------------------------------------------

 * Not Annualized.
** Average Annual Total Return.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,642 (as of 6/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                                 Lehman Bros.
                  CitiSelect     Intermediate
                   VIP 400        Gov't/Corp                       Composite
                  Portfolio       Bond Index     S&P 500 Index     Benchmark+

 2/10/97           $10,000         $10,000          $10,000        $10,000
 2/28/97             9,930           9,971           10,081          9,981
 3/31/97             9,730           9,902            9,668          9,747
 4/30/97             9,670          10,018           10,244          9,848
 5/31/97            10,290          10,101           10,870         10,513
 6/30/97            10,640          10,193           11,353         10,889
 7/31/97            10,920          10,400           12,256         11,207
 8/31/97            10,820          10,348           11,570         11,001
 9/30/97            11,360          10,468           12,203         11,549
10/31/97            10,990          10,584           11,795         11,205
11/30/97            10,960          10,607           12,341         11,210
12/31/97            10,922          10,692           12,553         11,312
 1/31/98            10,901          10,832           12,692         11,412
 2/28/98            11,496          10,823           13,607         12,012
 3/31/98            11,847          10,858           14,303         12,323
 4/30/98            11,921          10,912           14,449         12,449
 5/31/98            11,613          10,992           14,201         12,196
 6/30/98            11,642          11,062           14,777         12,317

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Intermediate Gov't/Corp Bonds -- Domestic Bonds (5%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (20%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT(R) VIP FOLIO 500
FUND PERFORMANCE

TOTAL RETURNS

ALL PERIODS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
                                                                      SINCE
                                           SIX          ONE         2/10/97
                                         MONTHS*        YEAR      INCEPTION**
                                         -------        ------    -----------
CitiSelect(R)VIP Folio 500 ..........      7.63%        10.27%      13.54%
Composite Benchmark+ ................     10.31%        13.98%      18.24%
                                          =====         =====       =====
--------------------------------------------------------------------------------

 * Not Annualized.
** Average Annual Total Return.

Growth of a $10,000 Investment

A $10,000 investment in the Fund made on inception date would have grown to $11,920 (as of 6/30/98). The graph shows how the Fund compares to its benchmarks over the same period.

                  CitiSelect       Salomon
                   VIP 500          non-$           MSCI EAFE     Composite
                  Portfolio      World Gov/Bd         Index       Benchmark+

 2/10/97           $10,000         $10,000          $10,000        $10,000
 2/28/97             9,890           9,913           10,076          9,993
 3/31/97             9,710           9,849           10,115          9,749
 4/30/97             9,650           9,649           10,170          9,888
 5/31/97            10,380          10,005           10,834         10,617
 6/30/97            10,810          10,128           11,434         11,060
 7/31/97            11,170           9,863           11,622         11,444
 8/31/97            11,020           9,908           10,756         11,160
 9/30/97            11,610          10,148           11,361         11,786
10/31/97            11,110          10,376           10,490         11,285
11/30/97            11,130          10,110           10,386         11,304
12/31/97            11,076          10,008           10,479         11,433
 1/31/98            11,034          10,076           10,961         11,562
 2/28/98            11,773          10,218           11,667         12,272
 3/31/98            12,217          10,050           12,029         12,672
 4/30/98            12,281          10,271           12,126         12,783
 5/31/98            11,911          10,254           12,070         12,481
 6/30/98            11,920          10,217           12,164         12,617

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Intermediate Gov't/Corp Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower.

+ The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used: S&P 500 -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (35%); Morgan Stanley EAFE Index -- International Stocks (30%); Salomon Bros. Non-$ World Gov't -- Foreign Gov't Bonds (10%); Federal Reserve 91-day Treasury Bill -- Cash (5%). Unlike the fund's total return the composite benchmark total return does not reflect any fees or expenses.

CITISELECT VIP FOLIO 200
PORTFOLIO OF INVESTMENTS June 30, 1998
(Unaudited)

ISSUER                                                  SHARES         VALUE
-------------------------------------------------------------------------------
LARGE CAP GROWTH -- 8.2%
-------------------------------------------------------------------------------
COMMON STOCKS -- 7.7%
-------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURER -- 0.8%
-------------------------------------------------------------------------------
Danaher Corp.                                             260      $     9,539
E. I. du Pont de Nemours & Co.(++)                        245           18,283
General Electric Co.                                      760           69,160
Illinois Tool Works                                       305           20,340
                                                                   -----------
                                                                       117,322
                                                                   -----------

COMMERCIAL SERVICES -- 0.1%
-------------------------------------------------------------------------------
Cintas Corp.                                              205           10,455
Interpublic Group Companies Inc.                          180           10,924
                                                                   -----------
                                                                        21,379
                                                                   -----------

CONSUMER DURABLES -- 0.1%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                      405           10,125
                                                                   -----------

CONSUMER NON-DURABLES -- 0.9%
-------------------------------------------------------------------------------
Clorox Co.                                                315           30,043
Coca Cola Co.                                             685           58,567
Gillette Co.                                              180           10,204
Procter & Gamble Co.                                      285           25,953
                                                                   -----------
                                                                       124,767
                                                                   -----------

CONSUMER SERVICES -- 0.4%
-------------------------------------------------------------------------------
Carnival Corp.                                            485           19,218
Clear Channels Communications*                            185           20,188
Gannett Inc.                                              280           19,898
                                                                   -----------
                                                                        59,304
                                                                   -----------

ENERGY -- 0.1%
-------------------------------------------------------------------------------
Schlumberger Ltd.                                         150           10,247
                                                                   -----------

FINANCE -- 0.7%
-------------------------------------------------------------------------------
American International Group Inc.                          90           13,140
Federal National Mortgage Association                     380           23,085
Fifth Third Bancorp 195                                 12,285
MGIC Investment Corp.                                     165            9,415
State Street Corp.                                        160           11,120
U.S. Bancorp                                              240           10,320
Zions Bancorp                                             335           17,797
                                                                   -----------
                                                                        97,162
                                                                   -----------

HEALTHCARE -- 1.8%
-------------------------------------------------------------------------------
Cardinal Health Inc.                                      230           21,563
HBO & Co.                                                 580           20,445
Health Management Association*                            240            8,025
Johnson & Johnson                                         145           10,694
Lilly, Eli & Co.                                          195           12,882
Lincare Holdings Inc.*                                    365           15,353
Medtronic Inc.                                            355           22,631
Merck & Co.                                               240           32,100
Pfizer Inc.                                               285           30,976
Safeskin Corp.*                                           265           10,898
Schering Plough Corp.                                     285           26,113
Steris Corp.*                                             155            9,857
Warner Lambert Co.                                        350           24,281
                                                                   -----------
                                                                       245,818
                                                                   -----------

RETAIL -- 0.9%
-------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                   220           11,399
Gap Inc.                                                  230           14,174
Home Depot                                                292           24,254
Kohls Corp.*                                              365           18,934
Lowes Companies Inc.                                      255           10,343
Wal Mart Stores Inc.                                      555           33,716
Walgreen Co.                                              305           12,600
                                                                   -----------
                                                                       125,420
                                                                   -----------

TECHNOLOGY -- 1.8%
-------------------------------------------------------------------------------
American Power Conversion Corp.*                          320            9,600
Automatic Data Processing Inc.*                           260           18,947
BMC Software Inc.*                                        240           12,465
Cisco Systems Inc.*                                       285           26,238
Compuware Corp.*                                          205           10,481
EMC Corp.*                                                395           17,701
Intel Corp.                                               155           11,489
Linear Technology Corp.                                   140            8,444
Microsoft Corp.*                                          645           69,902
Parametic Technology Corp.*                               315            8,544
Paychex Inc.                                              390           15,868
Solectron Corp.*                                          225            9,464
Sun Guard Data Systems*                                   460           17,653
                                                                   -----------
                                                                       236,796
                                                                   -----------

UTILITIES -- 0.1%
-------------------------------------------------------------------------------
Ameritech Corp.                                           240           10,770
                                                                   -----------
TOTAL COMMON STOCKS                                                  1,059,110
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                 68,145
                                                                   -----------

TOTAL LARGE CAP GROWTH (Identified Cost $886,264)                    1,127,255
                                                                   -----------

LARGE CAP VALUE -- 7.6%
-------------------------------------------------------------------------------
COMMON STOCKS -- 7.2%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 0.6%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                             200            8,000
Dow Chemical Co.                                          100            9,669
E I du Pont de Nemours & Co.(++)                          100            7,463
FMC Corp.*                                                100            6,819
Great Lakes Chemical Corp.                                300           11,831
IMC Global Inc.                                           300            9,038
Inland Steel Industries Inc.                              400           11,275
Rohm & Haas Co.                                           100           10,394
W R Grace & Co.                                           300            5,119
Westvaco Corp.                                            100            2,823
                                                                   -----------
                                                                        82,431
                                                                   -----------

CAPITAL GOODS -- 0.7%
-------------------------------------------------------------------------------
Aeroquip Vickers Inc.                                     400           23,350
Caterpillar Inc.                                          100            5,288
Cummins Engine Inc.                                       400           20,500
Harnischfeger Industries Inc.                             400           11,325
Kennametal Inc.                                           200            8,350
Parker Hannifin Corp.                                     250            9,531
Tecumseh Products Co.                                     200           10,562
                                                                   -----------
                                                                        88,906
                                                                   -----------

CONSUMER BASICS -- 0.6%
-------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                             400           11,650
IBP Inc.                                                  300            5,438
Mallinckrodt Inc.                                         200            5,938
Maxicare Health Plans Inc.*                               200            1,350
Philip Morris Companies Inc.                              500           19,688
RJR Nabisco Holdings Corp.                                500           11,875
Tenet Health Plans Corp.                                  100            3,123
Tupperware Corp.                                          200            5,625
Universal Foods Corp.                                     500           11,094
Vencor Inc.*                                              100              725
                                                                   -----------
                                                                        76,506
                                                                   -----------

CONSUMER DURABLES -- 0.8%
-------------------------------------------------------------------------------
Dana Corp.                                                200           10,700
Eaton Corp.                                               100            7,775
Ford Motor Co.                                            600           35,400
General Motors Corp.                                      500           33,406
Goodyear Tire and Rubber                                  300           19,331
                                                                   -----------
                                                                       106,612
                                                                   -----------

CONSUMER NON-DURABLES -- 0.7%
-------------------------------------------------------------------------------
Dillards Inc.                                             300           12,430
Federated Department Stores Inc.*                         100            5,381
Ross Stores Inc.                                          200            8,600
Russell Corp.                                             200            6,038
Sears Roebuck & Co.                                       200           12,213
Springs Industries Inc.                                   200            9,225
Toys "R" Us Inc.*                                         700           16,494
V F Corp.                                                 300           15,450
Venator Group*                                            400            7,650
                                                                   -----------
                                                                        93,481
                                                                   -----------

CONSUMER SERVICES -- 0.2%
-------------------------------------------------------------------------------
AMR Corp.*                                                100            8,325
Delta Airlines Inc.                                       100           12,925
                                                                   -----------
                                                                        21,250
                                                                   -----------

ENERGY -- 0.4%
-------------------------------------------------------------------------------
Atlantic Richfield Co.                                    100            7,813
British Petroleum PLC                                     100            8,825
Lubrizol Corp.                                            100            3,025
Nabors Industries Inc.*                                   300            5,944
Phillips Petroleum Co.                                    200            9,638
Ultra Mar Diamond Shamrock                                300            9,468
YPF Sociedad Anonima                                      400           12,025
                                                                   -----------
                                                                        56,738
                                                                   -----------

FINANCE -- 1.8%
-------------------------------------------------------------------------------
Allstate Corp.                                            200           18,313
American General Corp.                                    200           14,238
Associates First Capital Corp.                              1               77
Banc One Corp.                                            200           11,163
Case Corp.                                                600           28,950
Chase Manhattan Corp.                                     400           30,200
Cigna Corp.                                               200           13,800
Crestar Financial Corp.                                   100            5,456
Everest Reinsurance Holdings                              300           11,531
First Union Corp.                                         420           24,465
Foundation Health Systems*                                460           12,133
Hartford Financial Services Group                         100           11,438
Loews Corp.                                               100            8,713
Nationsbank Corp.                                         100            7,650
Old Republic International Corp.                          400           11,725
Reliastar Financial Corp.                                 200            9,600
Republic NY Corp.                                         200           12,588
Transatlantic Holdings Inc.                               150           11,597
Washington Mutual Inc.                                    150            6,512
                                                                   -----------
                                                                       250,149
                                                                   -----------

GENERAL BUSINESS -- 0.1%
-------------------------------------------------------------------------------
Olsten Corp.                                              600            6,712
Standard Register                                         100            3,538
                                                                   -----------
                                                                        10,250
                                                                   -----------

SHELTER -- 0.1%
-------------------------------------------------------------------------------
Owens Corning                                             400           16,325
                                                                   -----------

TECHNOLOGY -- 0.8%
-------------------------------------------------------------------------------
Arrow Electronics Inc.*                                   300            6,525
Avnet Inc.                                                200           10,938
Beckman Coulter                                           300           17,475
Electronic Data Systems Corp.                             300           12,000
International Business Machines                           300           34,444
Stratus Computer Inc.*                                    300            7,593
TRW Inc.                                                  200           10,925
Tektronix Inc.                                            450           15,919
                                                                   -----------
                                                                       115,819
                                                                   -----------

TRANSPORTATION -- 0.1%
-------------------------------------------------------------------------------
Burlington, Northern Santa Fe Co.                         100            9,819
CSX Corp.                                                 200            9,100
                                                                   -----------
                                                                        18,919
                                                                   -----------

UTILITIES -- 0.3%
-------------------------------------------------------------------------------
Bell Atlantic Corp.                                       200            9,125
Cinergy Corp.                                             100            3,500
DTE Energy Co.                                            200            8,075
Duke Power Co.                                            104            6,162
Entergy Corp.                                             200            5,750
GPU Inc.                                                  200            7,563
                                                                   -----------
                                                                        40,175
                                                                   -----------
TOTAL COMMON STOCKS                                                    977,561
                                                                   -----------

SHORT-TERM OBLIGATION -- 0.4%
-------------------------------------------------------------------------------
Federal Home Loan
   Bank Discount Note
   5.40% due 7/01/98(+)                                                 48,714
                                                                   -----------
TOTAL LARGE CAP VALUE
 (Identified Cost $937,333)                                          1,026,275
                                                                    ----------

SMALL CAP GROWTH -- 8.1%
-------------------------------------------------------------------------------
COMMON STOCKS -- 7.4%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.0%
-------------------------------------------------------------------------------
Abacus Direct Corp.*                                      615           31,942
AHL Services Inc.*                                        530           20,869
Cultural Access Worldwide                                 610            5,948
Hardinge Brothers Inc.                                    685           16,568
Lamar Advertising Co.*                                    942           33,794
Metro Networks Inc.*                                      380           16,388
Metzler Group Inc.                                        425           15,566
NFO Worldwide Inc.                                        915           16,298
Probusiness Services Inc.*                                 50            2,338
Professional Detailing Inc.                               445           11,069
Profit Recovery Group International Inc.*                 735           20,534
Rental Service Corp.*                                     840           28,245
Romac International Inc.*                                 450           13,669
Suiza Foods Corp.*                                        380           22,680
Wilmar Industries Co.*                                    480           12,240
                                                                   -----------
                                                                       268,148
                                                                   -----------

COMMODITIES & PROCESSING -- 0.3%
-------------------------------------------------------------------------------
ITEQ Inc.*                                               1290            9,594
OM Group Inc.                                             480           19,800
Synthetic Industries Inc.*                                550            8,009
                                                                   -----------
                                                                        37,403
                                                                   -----------

CONSUMER DURABLES -- 0.2%
-------------------------------------------------------------------------------
American Italian Pasta Co.                                215            8,008
Tower Automotive Inc.*                                    420           18,008
                                                                   -----------
                                                                        26,016
                                                                   -----------

CONSUMER NON-DURABLES -- 0.1%
-------------------------------------------------------------------------------
Beringer Wine Estates Holdings*                           350           15,422
                                                                   -----------

CONSUMER SERVICES -- 0.8%
-------------------------------------------------------------------------------
Central Packing Corp.                                     595           27,668
Gray Communications Systems Inc.                          535           16,518
Heftel Broadcasting Corp.*                                465           20,809
Premier Parks Inc.*                                       530           35,311
SFX Entertainment Inc.                                    160            7,340
                                                                   -----------
                                                                       107,646
                                                                   -----------

ELECTRONICS/TECHNICAL SERVICES -- 1.0%
-------------------------------------------------------------------------------
Anicom Inc.                                               120            1,785
CDW Computer Centers Inc.*                                400           20,000
ETEC Systems Inc.*                                        355           12,492
Inacom Corp.*                                             510           16,193
PC Connection Inc.                                        285            4,346
QAD Inc.*                                               1,020            9,180
Renaissance Worldwide Inc.                                870           18,923
Sapient Corp.                                             210           11,078
Sipex Corp.*                                              605           13,008
Tier Technologies Inc.                                    685           12,202
Whittman Hart Inc.*                                       515           24,911
                                                                   -----------
                                                                       144,118
                                                                   -----------

ENERGY/MINERALS -- 0.3%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                          750           13,359
Key Energy Group Inc.*                                    735            9,647
Lomak Petroleum Inc.                                    1,330           13,882
                                                                   -----------
                                                                        36,888
                                                                   -----------

FINANCE -- 0.8%
-------------------------------------------------------------------------------
Executive Risk Inc.                                       355           26,181
First Republic Bank of San Francisco*                     295           10,657
Litchfield Financial Corp.                                305            6,405
Medallion Financial Corp.                                 465           12,788
Metris Companies Inc.*                                    375           23,906
Sirrom Capital Corp.                                      980           25,480
                                                                   -----------
                                                                       105,417
                                                                   -----------

HEALTH SERVICES/TECHNOLOGY -- 0.9%
-------------------------------------------------------------------------------
Concentra Managed Care Inc.*                              625           16,250
Henry Schein Inc.*                                        430           19,834
Human Genome Sciences Inc.*                               525           18,736
Parexel International Corp.*                              570           20,734
Somas Medical Technology*                                 600            4,913
Renal Treatment Centers Inc.                              880           30,360
Viropharma Inc.*                                          570           13,251
                                                                   -----------
                                                                       124,078
                                                                   -----------

INDUSTRIAL SERVICES -- 0.2%
-------------------------------------------------------------------------------
American Disposal Services Inc.*                          375           17,578
Service Experts Inc.                                      355           12,248
Waste Connections Inc.                                    205            4,074
                                                                   -----------
                                                                        33,900
                                                                   -----------

PRODUCER MANUFACTURING -- 0.1%
-------------------------------------------------------------------------------
Ha Lo Industries Inc.                                     380           11,828
                                                                   -----------

RETAIL -- 0.4%
-------------------------------------------------------------------------------
CD Now Inc.                                               395            7,949
Men's Wearhouse Inc.*                                     665           21,945
Whole Foods Market Inc.*                                  410           24,805
                                                                   -----------
                                                                        54,699
                                                                   -----------

TRANSPORTATION -- 0.3%
-------------------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                             795           27,577
Hub Group Inc.*                                           125            2,640
United Road Services Inc.                                 470            8,989
                                                                   -----------
                                                                        39,206
                                                                   -----------
TOTAL COMMON STOCKS                                                  1,004,769
-------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS -- 0.7%
-------------------------------------------------------------------------------
Federal Home Loan
   Bank Discount Note
   5.40% due 7/01/98(+)                                                 88,286
                                                                   -----------

TOTAL SMALL CAP GROWTH
 (Identified Cost $912,777)                                          1,093,055
                                                                   -----------

SMALL CAP VALUE -- 7.3%
-------------------------------------------------------------------------------
COMMON STOCKS -- 7.0%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 0.7%
-------------------------------------------------------------------------------
Atchison Casting Corp.*                                   700           12,513
Carpenter Technology Corp.                                100            5,025
Keystone Consolidated Industries Inc.*                  1,200           14,250
Lone Star Technologies Inc.*                              700           10,675
LTV Corp.                                               2,300           21,994
M A Hanna Co.                                             500            9,156
Oil-Dri Corp. of America                                  900           12,994
Tuscarora Inc.                                            700           11,112
                                                                   -----------
                                                                        97,719
                                                                   -----------

CAPITAL GOODS -- 1.3%
-------------------------------------------------------------------------------
American Buildings Co.*                                   400           11,900
Astro-Med Inc.                                            700            5,337
Commercial Intertech Corp.                                800           14,500
D.R. Horton Inc.                                          700           14,613
ESCO Electronics Corp.*                                   900           17,100
Global Industrial Technologies Inc.*                    1,100           15,813
Hurco Co. Inc.*                                           300            2,175
JLG Industries Inc.                                     2,000           40,500
Perini Corp.*                                             600            5,137
Speedfam International Inc.*                              500            9,219
Ultrak Inc.*                                            1,600           13,600
United Industrial Corp.                                 1,400           18,200
Watts Industrial Inc.                                     400            8,350
                                                                   -----------
                                                                       176,444
                                                                   -----------

CONSUMER BASICS -- 1.1%
-------------------------------------------------------------------------------
Cohr Inc.*                                              2,100           10,763
Depotech Corp.*                                           900            1,406
Dimon Inc.                                              1,600           18,000
EKCO Group Inc.*                                        2,500           19,688
MMI Companies Inc.                                        700           16,187
Matrix Pharmaceuticals Inc.*                            2,000            8,750
Nash Finch Co.                                            200            3,013
Orthologic Corp.*                                       1,800            9,225
RLI Corp.                                                 125            5,086
Schultz Sav-O Stores Inc.                                 750           12,187
Schweitzer-Mauduit International Inc.                     500           14,500
Sola International Inc.*                                  100            3,286
Standard Commercial Corp.*                              2,205           24,255
                                                                   -----------
                                                                       146,346
                                                                   -----------

CONSUMER DURABLES -- 0.5%
-------------------------------------------------------------------------------
Coachmen Industries Inc.                                  600           15,675
Flexsteel Industries Inc.                                 500            7,000
Haskel International Inc.                                 700            7,000
Keystone Automotive Industrial Inc.*                      200            4,625
Myers Industries Inc.                                     400            9,600
TBC Corp.*                                                800            5,300
Tropical Sportswear International Corp.*                  300            6,375
West Co. Inc.                                             400           11,325
                                                                   -----------
                                                                        66,900
                                                                   -----------

CONSUMER NON-DURABLES -- 0.2%
-------------------------------------------------------------------------------
Brookstone Inc.*                                          800           12,000
Haverty Furniture Companies Inc.                          200            4,425
Ridgeview Inc.*                                           100              600
Syms Corp.*                                               900           12,825
                                                                   -----------
                                                                        29,850
                                                                   -----------

CONSUMER SERVICES -- 0.2%
-------------------------------------------------------------------------------
Aztar Corp.*                                            1,400            9,538
Cannondale Corp.*                                       1,300           17,387
                                                                   -----------
                                                                        26,925
                                                                   -----------

ENERGY -- 0.3%
-------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                     250            9,953
Cliffs Drilling Co.*                                      500           16,406
Nuevo Energy Co.*                                         500           16,062
                                                                   -----------
                                                                        42,421
                                                                   -----------

FINANCE -- 0.6%
-------------------------------------------------------------------------------
Acceptance Insurance Company*                             400            9,825
Allied Life Financial Corp.                               500           14,437
Centris Group Inc.                                        700            8,662
Matrix Capital Corp.*                                     700           18,900
Ocwen Asset Investment Corp.                              300            4,969
Penn-America Group Inc.                                   900           12,150
Presidential Life Corp.                                   300            6,412
Professionals Insurance Company Management Group*         200            7,500
                                                                   -----------
                                                                        82,855
                                                                   -----------

GENERAL BUSINESS -- 0.1%
-------------------------------------------------------------------------------
Ennis Business Forms Inc.                                 900           10,463
Reynolds & Reynolds Co.                                   300            5,456
                                                                   -----------
                                                                        15,919
                                                                   -----------

MISCELLANEOUS -- 1.0%
-------------------------------------------------------------------------------
Aehr Test Systems*                                      1,000            5,969
Commonwealth Industries Inc.                              800            8,000
Conrad Industrials Inc.*                                  300            3,413
Duckwall-ALCO Stores Inc.*                                500            8,750
Easco Inc.                                                300            3,020
Flowserve Corp.                                           600           14,775
Kevco Inc.*                                               300            6,619
Ladish Co. Inc.*                                        1,100           13,750
Manchester Equipment Co. Inc.*                          1,200            4,725
Motor Cargo Industries Inc.*                            1,000           10,625
PBOC Holdings Inc.*                                       300            4,144
Rockshox Inc.*                                            400            1,600
Rush Enterprises Inc.*                                    500            5,187
Seibels Bruce Group Inc.*                               1,600           11,800
Spacehab Inc.*                                          1,300           15,031
Spectralink Corp.*                                        400            1,750
Symons International Group Inc.*                          500            9,375
Unisource Worldwide Inc.                                  700            7,568
                                                                   -----------
                                                                       136,101
                                                                   -----------
SHELTER -- 0.3%
-------------------------------------------------------------------------------
Butler Manufacturing Co.                                  200            6,813
Eagle Homes Inc.                                          300            4,688
Morgan Products Ltd.*                                   2,900           13,231
Patrick Industries Inc.                                   500            7,625
Southern Energy Homes Inc.*                               200            1,962
                                                                   -----------
                                                                        34,319
                                                                   -----------

TECHNOLOGY -- 0.5%
-------------------------------------------------------------------------------
Alliant Techsystems Inc.*                                 200           12,650
Interlink Computer Sciences Inc.*                         900            3,150
Komag Inc.*                                             3,500           18,703
RadiSys Corp.*                                            500           10,750
Read-Rite Corp.*                                        1,500           13,594
Trident Microsystems Inc.*                                400            2,125
                                                                   -----------
                                                                        60,972
                                                                   -----------

TRANSPORTATION -- 0.2%
-------------------------------------------------------------------------------
Fritz Companies Inc.*                                   1,800           24,075
Kenan Transport Co.                                       200            6,875
                                                                   -----------
                                                                        30,950
                                                                   -----------
TOTAL COMMON STOCKS                                                    947,721
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.3%
-------------------------------------------------------------------------------
Federal Home Loan
   Bank Discount Note
   5.40% due 7/01/98(+)                                                 39,450
                                                                   -----------

TOTAL SMALL CAP VALUE
 (Identified Cost $1,031,552)                                          987,171
                                                                   -----------

INTERNATIONAL EQUITY -- 5.7%
-------------------------------------------------------------------------------
COMMON STOCKS -- 5.2%
-------------------------------------------------------------------------------
AUSTRIA -- 0.1%
-------------------------------------------------------------------------------
Boehler Uddeholm                                           95            6,282
-------------------------------------------------------------------------------

AUSTRALIA -- 0.1%
-------------------------------------------------------------------------------
Australia & New Zealand Bank Group                      1,370            9,474
Pioneer International 2,190                             5,234
Quantas Airways                                         2,785            4,201
                                                                   -----------
                                                                        18,909
                                                                   -----------

CANADA -- 0.2%
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                        275            8,839
Imasco Ltd.                                               640           11,808
Noranda Inc.                                              180            3,107
                                                                   -----------
                                                                        23,754
                                                                   -----------

FINLAND -- 0.1%
-------------------------------------------------------------------------------
The Rauma Group Oy                                        168            3,448
UPM-Kymmene Oy                                            420           11,571
                                                                   -----------
                                                                        15,019
                                                                   -----------

FRANCE -- 0.5%
-------------------------------------------------------------------------------
Elf Aquitaine                                              95           13,357
Lafarge Coppee                                            135           13,956
Pernod-Ricard                                             121            8,386
SEITA                                                     290           13,143
Societe Generale                                           72           14,970
                                                                   -----------
                                                                        63,812
                                                                   -----------

GERMANY -- 0.4%
-------------------------------------------------------------------------------
Bayer AG                                                  145            7,495
Buderus AG                                                 15            7,487
Commerzbank AG                                            320           12,190
Draegerwerk AG                                            305            7,289
Dyckerhoff AG                                              25            9,773
Vossloh AG                                                 50            3,188
                                                                   -----------
                                                                        47,422
                                                                   -----------

GREAT BRITAIN -- 1.4%
-------------------------------------------------------------------------------
Abbey National                                            695           12,359
Allied Domecq PLC                                       1,176           11,055
BAT Industries                                          1,370           13,725
BTR PLC                                                 3,160            8,970
CGU                                                       700           13,067
Coats Viyella                                           5,520            6,774
Cookson Group                                           2,840            9,768
Elementis                                               3,751            9,645
Hanson                                                  2,175           13,228
Hillsdown Holdings                                      3,865           10,519
Hyder                                                     555            8,729
Lex Service                                             1,020            8,481
McKechnie                                               1,200            8,716
Medeva                                                  2,430            6,898
National Westminister Bank                                620           11,087
Powergen                                                  615            8,503
Safeway                                                 1,170            7,668
Tate & Lyle                                               690            5,475
Tomkins                                                 2,520           13,685
                                                                   -----------
                                                                       188,352
                                                                   -----------

HONG KONG -- 0.3%
-------------------------------------------------------------------------------
CLP Holdings, Ltd.                                      1,500            6,834
Dickson Concept Industries                              1,500            2,091
HSBC Holdings                                             500           12,229
Hang Lung Development Co.                               2,000            1,988
Hong Kong Telecommunications                            2,600            4,882
New World Development Co.                               1,000            1,936
South China Morning Post                                2,000              962
Swire Pacific                                           2,000            7,550
                                                                   -----------
                                                                        38,472
                                                                   -----------

IRELAND -- 0.2%
-------------------------------------------------------------------------------
Greencore Group                                         1,720            9,370
Jefferson Smurfit Group                                 3,900           11,603
                                                                   -----------
                                                                        20,973
                                                                   -----------

ITALY -- 0.1%
-------------------------------------------------------------------------------
Eni Spa                                                 2,020           13,245
                                                                   -----------

JAPAN -- 0.5%
-------------------------------------------------------------------------------
Koito Manufacturing Co.                                 1,000            4,954
Kyocera Corp.                                             200            9,807
Nichicon Corp.                                          1,000           11,210
Nintendo Co.                                              100            9,293
Promise Co.                                               200            8,259
Sony Corp.                                                100            8,643
Suzuki Motor Corp.                                      1,000            9,113
Yodogawa Steel Works                                    2,000            9,387
                                                                   -----------
                                                                        70,666
                                                                   -----------

NETHERLANDS -- 0.4%
-------------------------------------------------------------------------------
ABN Amro Holdings NV                                      420            9,835
Akzo Nobel NV                                              61           13,570
Hollandsche Beton Group                                   245            5,110
ING Group                                                 200           13,106
Koninklijke PTT NV                                        195            7,511
TNT Post Group                                            195            4,988
                                                                   -----------
                                                                        54,120
                                                                   -----------

NEW ZEALAND -- 0.0%
-------------------------------------------------------------------------------
Fletcher Challenge                                      2,320            2,897
                                                                   -----------

NORWAY -- 0.1%
-------------------------------------------------------------------------------
Kvaerner ASA                                              145            4,919
Nycomed Amersham*                                       1,297            9,646
                                                                   -----------
                                                                        14,565
                                                                   -----------

SINGAPORE -- 0.0%
-------------------------------------------------------------------------------
Jardine Matheson                                        1,600            4,320
                                                                   -----------

SPAIN -- 0.1%
-------------------------------------------------------------------------------
Banco Santander SA                                        600           15,357
                                                                   -----------

SWEDEN -- 0.1%
-------------------------------------------------------------------------------
Electrolux AB                                             600           10,306
Getinge Industrier                                        520           10,627
                                                                   -----------
                                                                        20,933
                                                                   -----------

SWITZERLAND -- 0.6%
-------------------------------------------------------------------------------
Credit Suisse Group                                        42            9,361
Forbo Holding                                              22           11,216
Nestle SA                                                   6           12,861
Novartis                                                    7           11,667
Saurer AG                                                  11           11,259
Schweizerische Industrie-Gesellschaft                       5           12,666
Sig Holding                                                15           12,233
Sulzer AG                                                  14           11,067
                                                                   -----------
                                                                        92,330
                                                                   -----------
TOTAL COMMON STOCKS                                                    711,428
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan
   Bank Discount Notes 5.40% due 7/01/98(+)                             67,056
                                                                   -----------

TOTAL INTERNATIONAL EQUITY
 (Identified Cost $702,639)                                            778,484
                                                                   -----------

                                                     Principal
                                                       Amount
-------------------------------------------------------------------------------
DOMESTIC FIXED INCOME -- 25.1%
-------------------------------------------------------------------------------
FIXED INCOME -- 23.6%
-------------------------------------------------------------------------------
CORPORATE BONDS -- 5.0%
-------------------------------------------------------------------------------
Allied Signal Inc.
   6.20% due 2/01/08                                  $20,000           20,199
Atlantic City Electric Co.
   7.01% due 8/23/02                                   40,000           41,532
BB & T Corp.
   6.375% due 6/30/05                                  35,000           34,955
Century Telephone
   Enterprises Inc.
   6.30% due 1/15/08                                   20,000           19,718
Commonwealth
   Edison Electric Co.
   7.00% due 7/01/05                                   43,000           44,812
Computer Associates
   International Inc.
   6.375% due 4/15/05                                  10,000            9,938
Conseco Inc. Medium Term
   Senior Notes 6.40%
   due 6/15/01                                         35,000           34,978
Dayton Hudson Corp.
   5.95% due 6/15/00                                   15,000           14,995
Donaldson Lufkin
   & Jenrette
   6.50% due 6/01/08                                   20,000           19,998
Equitable Life Assurance
   6.95% due 12/01/05                                  30,000           31,144
Ford Motor Co.
   6.625% due 2/15/28                                  20,000           20,017
GTE Corp.
   6.36% due 4/15/06                                   25,000           24,882
Jackson National
   Life Insurance Co.
   8.15% due 3/15/27                                   50,000           58,412
Lehman Brothers
   Holdings Inc.
   6.00% due 2/26/01                                   10,000            9,981
   6.15% due 3/15/00                                   10,000           10,023
Lockheed Martin Corp.
   7.20% due 5/01/36                                   50,000           54,614
MCI Communications
   Corp. 6.125% due
   4/15/06                                             35,000           34,870
Norfolk Southern Crop
   7.35% due 5/15/07                                   20,000           21,457
Occidental Petroleum
   Corp. 6.40%
   due 4/01/03                                         30,000           29,940
Pacificorp
   6.375% due 5/15/08                                  20,000           20,117
Philadelphia Electric Co.
   7.125% due 9/01/02                                  10,000           10,317
   6.625% due 3/01/03                                  20,000           20,308
Sears Roebuck
   Acceptance Corp.
   6.00% due 3/20/03                                   25,000           24,761
Suntrust Banks Inc.
   6.00% due 1/15/28                                   25,000           24,604
Union Pacific
   Resource Group
   6.50% due 5/15/05                                   35,000           34,734
                                                                   -----------
                                                                       671,306
                                                                   -----------

MORTGAGE BACKED -- 1.1%
-------------------------------------------------------------------------------
Federal Home
   Loan Mortgage Corp.
   6.00% due 1/01/99                                   30,000           29,587
Federal National
   Mortgage Association
   7.35% due 8/17/21                                   50,000           53,383
J. P. Morgan Commercial
   Mortgage Finance Corp.
   6.375% due 1/15/30                                  19,485           19,698
Structured Asset
   Securities Corp.
   6.79% due 10/15/34                                  49,263           50,754
                                                                   -----------
                                                                       153,422
                                                                   -----------

U. S. TREASURY OBLIGATIONS -- 17.3%
-------------------------------------------------------------------------------
United States Treasury Bonds
   6.50% due 11/15/26                                 105,000          116,599
   6.375% due 8/15/27                                  50,000           54,906
                                                                   -----------
                                                                       171,505
                                                                   -----------
United States Treasury Notes
   5.875% due 1/31/99                                 399,000          399,874
   6.375% due 5/15/99                                 400,000          402,876
   5.875% due 11/15/99                                125,000          125,566
   5.625% due 4/30/00                                  70,000           70,131
   6.25% due 1/31/02                                  465,000          475,388
   6.50% due 5/31/02                                  300,000          309,984
   6.25% due 6/30/02                                   40,000           41,006
   5.50% due 3/31/03                                  150,000          149,906
   5.875% due 2/15/04                                 170,000          173,135
   6.50% due 10/15/06                                  20,000           21,237
                                                                   -----------
                                                                     2,169,103
                                                                   -----------

YANKEE BOND -- 0.2%
-------------------------------------------------------------------------------
Ontario Province, Canada
   7.00% due 8/04/05                                   30,000           31,762
                                                                   -----------
TOTAL FIXED INCOME                                                   3,197,098
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 1.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
 5.40% due 7/01/98(+)                                                  202,893
                                                                   -----------
TOTAL DOMESTIC FIXED INCOME
 (Identified Cost $3,340,805)                                        3,399,991
                                                                   -----------

INTERNATIONAL BOND -- 30.9%
-------------------------------------------------------------------------------
FIXED INCOME -- 19.5%
-------------------------------------------------------------------------------
                                    CURRENCY
-------------------------------------------------------------------------------
AUSTRALIA -- 3.9%
-------------------------------------------------------------------------------
Australia Commonwealth
  13.00% due 7/15/00                   AUD            310,000          221,220
  10.00% due 10/15/07                  AUD             85,000           69,424
  8.75% due 8/15/08                    AUD            100,000           77,136
  7.50% due 9/15/09                    AUD            220,000          157,928
                                                                   -----------
                                                                       525,708
                                                                   -----------
CANADA -- 0.4%
-------------------------------------------------------------------------------
Canadian Government
  8.00% due 6/01/23                    CAD             59,000           53,465
                                                                   -----------
CROATIA -- 0.2%
-------------------------------------------------------------------------------
Republic of Croatia
  6.50% due 7/31/06                      $             27,734           24,752
                                                                   -----------

DENMARK -- 0.4%
-------------------------------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03                    DKK            300,000           49,947
                                                                   -----------

FRANCE -- 3.2%
-------------------------------------------------------------------------------
France Government Bonds
     7.75% due 10/25/05                FRF          2,044,000          402,329
     5.25% due 4/25/08                 FRF            234,000           39,955
                                                                   -----------
                                                                       442,284
                                                                   -----------

GREAT BRITAIN -- 3.6%
-------------------------------------------------------------------------------
U. K. Treasury
     8.50% due 12/07/05                GBP            102,000          194,525
     7.25% due 12/07/07                GBP            160,000          294,201
                                                                   -----------
                                                                       488,726
                                                                   -----------

GREECE -- 1.3%
-------------------------------------------------------------------------------
Hellenic Republic
  12.80% due 6/17/03                   GRD          1,200,000            4,013
Republic of Greece
   11.00% due 10/23/03                 GRD          4,400,000           14,658
   8.80% due 6/19/07                   GRD         48,200,000          167,595
                                                                   -----------
                                                                       186,266
                                                                   -----------

ITALY -- 0.7%
-------------------------------------------------------------------------------
Republic of Italy
   6.00% due 1/01/00                   ITL         50,000,000           28,780
   7.25% due 11/01/26                  ITL         95,000,000           66,451
                                                                   -----------
                                                                        95,231
                                                                   -----------
JAPAN -- 2.6%
-------------------------------------------------------------------------------
Japan Government Bonds
   4.10% due 12/22/03                  JPY         20,300,000          169,629
   3.00% due 9/20/05                   JPY          6,500,000           52,209
   2.60% due 9/20/07                   JPY         16,550,000          130,346
                                                                   -----------
                                                                       352,184

UNITED STATES -- 3.2%
-------------------------------------------------------------------------------
Government National
  Mortgage Association
  6.500% due 4/20/27                   $               80,704           82,130
SLM Student Loan Trust
  5.802% due 4/25/07                   $              100,000           99,971
United States
     Treasury Notes
     3.625% due 7/15/02                $               253,64          250,870
                                                                   -----------
                                                                       432,971
                                                                   -----------
TOTAL FIXED INCOME                                                   2,651,534
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 11.4%
-------------------------------------------------------------------------------
Coca Cola Co.
  5.59% due 7/23/98                    $              100,000           99,664
E. I. du Pont
  de Nemours & Co.
  5.59% due 7/22/98                    $              100,000           99,674
Electricite de France
  5.48% due 7/15/98                    $              100,000           99,787
Federal Home Loan Bank
  5.40% due 7/01/98                    $               40,677           40,677
Federal Home Loan
  Mortgage Corp.
  5.46% due 7/15/98                    $              100,000           99,803
Federal National
  Mortgage Association
  5.50% due 7/30/98                    $              500,000          497,785
Florida Power Corp.
  5.50% due 7/08/98                    $              100,000           99,893
Ford Motor Credit Co.
  5.60% due 7/10/98                    $              100,000           99,858
General Motors
  Acceptance Corp.
  5.62% due 7/15/98                    $              100,000           99,781
KFW International
  Finance Co.
  5.53% due 7/10/98                    $              100,000           99,861
Procter & Gamble Co.
  5.61% due 7/15/98                    $              100,000           99,782
Shell Oil Co.
  5.74% due 7/17/98                    $              100,000           99,745
United States Treasury Bills
  5.02% due 8/20/98                    $               10,000            9,930
                                                                   -----------
TOTAL SHORT-TERM OBLIGATIONS                                         1,546,240
                                                                   -----------
TOTAL INTERNATIONAL BOND
   (Identified Cost $4,210,312)                                      4,197,774
                                                                   -----------
SHORT-TERM-- 19.2%
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 19.2%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Notes
   5.40% due 7/01/98(+)                                              2,602,780
                                                                   -----------
TOTAL SHORT-TERM
 (Identified Cost $2,602,781)                                        2,602,780
                                                                   -----------
TOTAL INVESTMENTS
   (Identified Cost $14,624,463)                        112.1%      15,212,785
OTHER ASSETS,
   LESS LIABILITIES                                     (12.1)      (1,650,919)
                                                        -----      -----------
NET ASSETS                                              100.0%     $13,561,866
                                                        =====      ===========

   * Non income producing
 (+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Notes
     5.40%, due 7/01/98 valued at $3,117,324, portions of which are separately listed by each Asset class.
(++) The Portfolio owns in aggregate 345 shares of E.I. du Pont de Nemours & Co.
     valued at $25,746.

See notes to financial statements

FOREIGN CURRENCY LEGEND
--------------------------------------------------------------------------------
Symbol                                    Country
--------------------------------------------------------------------------------
AUD                                       Australia
CAD                                       Canada
DKK                                       Denmark
FRF                                       France
GBP                                       Great Britain
GRD                                       Greece
ITL                                       Italy
JPY                                       Japan

CITISELECT VIP FOLIO 200
(Unaudited)

SWAP AGREEMENTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                         UNREALIZED
  NOTIONAL                                                                 COUNTER          APPRECIATION/
   AMOUNT     CURRENCY      DESCRIPTION                                     PARTY          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------

 30,102,500     GRD         To make or receive quarterly interest        Lehman Bros.         $(3,616)
                            payments in Greek Drachma through
                            3/13/2000 based on the difference
                            between A) a fixed rate of 13.77% over
                            B) the 6 month LIBOR rate

FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                          NUMBER OF             EXPIRATION                  UNREALIZED
       CONTRACTS                          CONTRACTS                DATE                      GAIN/LOSS
--------------------------------------------------------------------------------------------------------------

U.K. Long Gilt 10-Year Bond                  1                   September-1998                $ (3)

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                                  Unrealized
                                                Market        Aggregate      Delivery Date       Appreciation
Currency                         Country         Value       Face Value       of Contracts      (Depreciation)
--------------------------------------------------------------------------------------------------------------
Deutsche Mark (Buy) .            Germany       $618,938       $616,675           July-1998        $  2,263
Deutsche Mark (Sell)             Germany         53,792         54,148           July-1998             356
Deutsche Mark (Buy) .            Germany         84,564         84,761          August-1998           (197)
Deutsche Mark (Sell)             Germany        409,467        416,709          August-1998          7,242
Deutsche Mark (Buy) .            Germany         50,137         50,235          August-1998            (98)
Dollar (Buy) ........           Australia        26,703         27,828           July-1998          (1,125)
Dollar (Buy) ........            Canada          16,995         17,017           July-1998             (22)
Dollar (Sell) .......            Canada         176,075        176,833           July-1998             758
Dollar (Buy) ........            Canada         287,744        292,958          August-1998         (5,214)
Drachma (Sell) ......            Greece          25,986         24,871          August-1998         (1,115)
Franc (Buy) .........            Belgium         89,333         91,618          August-1998         (2,285)
Franc (Sell) ........            France         469,538        482,527           July-1998          12,989
Franc (Sell) ........            France           3,983          3,994          August-1998             11
Franc (Buy) .........            France         288,769        292,673          August-1998         (3,904)
Franc (Buy) .........          Switzerland      221,118        226,747          August-1998         (5,629)
Franc (Sell) ........          Switzerland      203,853        206,990          August-1998          3,137
Guilder (Buy) .......          Netherlands        9,872          9,906          August-1998            (34)
Guilder (Sell) ......          Netherlands        4,442          4,569          August-1998            127
Guilder (Buy) .......          Netherlands      106,808        107,346        September-1998          (538)
Krone (Buy) .........            Denmark         11,367         11,417           July-1998             (50)
Krone (Sell) ........            Denmark          3,789          3,819           July-1998              30
Krone (Buy) .........            Norway         117,767        118,470           July-1998            (703)
Krone (Sell) ........            Norway           2,872          2,920           July-1998              48
Krone (Sell) ........            Norway          83,089         83,878          August-1998            789
Krone (Buy) .........            Norway         101,154        102,946        September-1998        (1,792)
Krone (Sell) ........            Norway          49,012         49,507        September-1998           495
Krona (Buy) .........            Sweden         145,845        150,650           July-1998          (4,805)
Krona (Sell) ........            Sweden          90,745         94,506           July-1998           3,761
Lira (Buy) ..........             Italy         262,717        263,730           July-1998          (1,013)
Markka (Buy) ........            Finland         21,914         22,155           July-1998            (241)
Peseta (Buy) ........             Spain         110,631        111,679           July-1998          (1,048)
Pound (Buy) .........         Great Britain     111,773        110,515           July-1998           1,258
Pound (Sell) ........         Great Britain       6,673          6,601           July-1998             (72)
Pound (Buy) .........         Great Britain      23,274         23,262        September-1998            12
Pound (Buy) .........            Ireland         12,567         12,662           July-1998             (95)
Schilling (Buy) .....            Austria         34,240         34,573           July-1998            (333)
Thailand Baht (Buy) .           Thailand          9,355          9,913           July-1998            (558)
Thailand Baht (Sell)            Thailand          9,355          8,997           July-1998            (358)
Won (Buy) ...........          South Korea        7,282          6,802          August-1998            480
Yen (Buy) ...........             Japan         531,298        556,731           July-1998            (25,433)
Yen (Sell) ..........             Japan          86,750         87,841           July-1998           1,091
Yen (Buy) ...........             Japan         145,317        145,275          August-1998             42
Yen (Sell) ..........             Japan           7,284          7,314          August-1998             30
Yen (Sell) ..........             Japan         145,429        142,759        September-1998        (2,670)
                                                                                                  --------
                                                                                                  $(24,413)
                                                                                                  ========

CITISELECT VIP FOLIO 300
PORTFOLIO OF INVESTMENTS   June 30, 1998
(Unaudited)

ISSUER                                                SHARES        VALUE
-------------------------------------------------------------------------------

LARGE CAP GROWTH -- 11.2%
-------------------------------------------------------------------------------
COMMON STOCKS -- 10.6%
-------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 1.2%
-------------------------------------------------------------------------------
Danaher Corp.                                             540      $    19,811
E. I. du Pont de Nemours & Co.(++)                        505           37,686
General Electric Co.                                    1,600          145,600
Illinois Tool Works                                       640           42,680
                                                                   -----------
                                                                       245,777
                                                                   -----------

COMMERCIAL SERVICES -- 0.2%
-------------------------------------------------------------------------------
Cintas Corp.                                              430           21,930
Interpublic Group Companies Inc.                          400           24,275
                                                                   -----------
                                                                        46,205
                                                                   -----------

CONSUMER DURABLES -- 0.1%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                      880           22,000
                                                                   -----------

CONSUMER NON-DURABLES -- 1.3%
-------------------------------------------------------------------------------
Clorox Co.                                                665           63,425
Coca Cola Co.                                           1,440          123,120
Gillette Co.                                              385           21,826
Procter & Gamble Co.                                      605           55,093
                                                                   -----------
                                                                       263,464
                                                                   -----------

CONSUMER SERVICES -- 0.6%
-------------------------------------------------------------------------------
Carnival Corp.                                          1,020           40,419
Clear Channel Communications*                             395           43,104
Gannett Inc.                                              595           42,283
                                                                   -----------
                                                                       125,806
                                                                   -----------

ENERGY -- 0.1%
-------------------------------------------------------------------------------
Schlumberger Ltd.                                         310           21,177
                                                                   -----------

FINANCE -- 0.9%
-------------------------------------------------------------------------------
American International Group Inc.                         195           28,470
Federal National Mortgage Association                     795           48,296
Fifth Third Bancorp                                       273           17,199
MGIC Investment Corp.                                     340           19,401
State Street Corp.                                        325           22,588
U.S. Bancorp                                              515           22,145
Zions Bancorp                                             705           37,453
                                                                   -----------
                                                                       195,552
                                                                   -----------

HEALTHCARE -- 2.5%
-------------------------------------------------------------------------------
Cardinal Health Inc.                                      485           45,469
Eli Lilly & Co.                                           405           26,755
HBO & Co.                                               1,215           42,829
Health Management Association*                            770           25,747
Johnson & Johnson                                         290           21,388
Lincare Holding Inc.*                                     750           31,545
Medtronic Inc.                                            745           47,495
Merck & Co.                                               515           68,881
Pfizer Inc.                                               595           64,669
Safeskin Corp.*                                           550           22,620
Schering Plough Corp.                                     595           54,517
Steris Corp.*                                             335           21,304
Warner Lambert Co.                                        730           50,644
                                                                   -----------
                                                                       523,863
                                                                   -----------

RETAIL -- 1.3%
-------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                   495           25,648
Gap Inc.                                                  485           29,889
Home Depot                                                620           51,499
Kohls Corp.*                                              750           38,907
Lowes Companies Inc.                                      525           21,295
Wal Mart Stores Inc.                                    1,160           70,470
Walgreen Co.                                              630           26,027
                                                                   -----------
                                                                       263,735
                                                                   -----------

TECHNOLOGY -- 2.3%
-------------------------------------------------------------------------------
American Power Conversion Corp.*                          655           19,650
Automatic Data Processing Inc.*                           540           39,353
BMC Software Inc.*                                        505           26,228
Cisco Systems Inc.*                                       595           54,777
Compuware Corp.*                                          430           21,984
EMC Corp.*                                                805           36,074
Intel Corp.                                               310           22,979
Linear Technology Corp.                                   275           16,586
Microsoft Corp.*                                        1,350          146,306
Parametric Technology Corp.*                              660           17,904
Paychex Inc.                                              812           33,028
Solectron Corp.*                                          465           19,559
Sun Guard Data Systems*                                   950           36,457
                                                                   -----------
                                                                       490,885
                                                                   -----------

UTILITIES -- 0.1%
-------------------------------------------------------------------------------
Ameritech Corp.                                           505           22,662
                                                                   -----------
TOTAL COMMON STOCKS                                                  2,221,126
                                                                   -----------
SHORT-TERM OBLIGATION -- 0.6%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                125,215
                                                                   -----------
TOTAL LARGE CAP GROWTH
   (Identified Cost $1,908,479)                                      2,346,341
                                                                   -----------

LARGE CAP VALUE -- 10.0%
-------------------------------------------------------------------------------
COMMON STOCKS -- 9.7%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 0.9%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                             300           12,000
Dow Chemical Co.                                          200           19,338
E. I. du Pont de Nemours & Co.(++)                        300           22,387
FMC Corp.*                                                200           13,637
Great Lakes Chemical Corp.                                600           23,663
IMC Global Inc.                                           600           18,075
Inland Steel Industries Inc.                              800           22,550
Lubrizol Corp.                                            300            9,075
Rohm & Haas Co.                                           200           20,788
W R Grace & Co.                                           600           10,237
Westvaco Corp.                                            300            8,475
                                                                   -----------
                                                                       180,225
                                                                   -----------
CAPITAL GOODS -- 0.9%
-------------------------------------------------------------------------------
Aeroquip Vickers Inc.                                     800           46,700
Caterpillar Inc.                                          300           15,863
Cummins Engine Inc.                                       800           41,000
Harnischfeger Industries Inc.                             900           25,481
Kennametal Inc.                                           500           20,875
Parker Hannifin Corp.                                     500           19,063
Tecumseh Products Co.                                     400           21,125
                                                                   -----------
                                                                       190,107
                                                                   -----------

CONSUMER BASICS -- 0.8%
-------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                             800           23,300
IBP Inc.                                                  600           10,875
Mallinckrodt Inc.                                         400           11,875
Maxicare Health Plans Inc.*                               400            2,700
Philip Morris Companies Inc.                            1,100           43,312
RJR Nabisco Holdings Corp.                              1,100           26,125
Tenet Healthcare Corp.                                    400           12,500
Tupperware Corp.                                          400           11,250
Universal Foods Corp.                                   1,000           22,188
Vencor Inc.*                                              200            1,450
                                                                   -----------
                                                                       165,575
                                                                   -----------

CONSUMER DURABLES -- 1.0%
-------------------------------------------------------------------------------
Dana Corp.                                                400           21,400
Eaton Corp.                                               100            7,775
Ford Motor Co.                                          1,200           70,800
General Motors Corp.                                    1,000           66,813
Goodyear Tire and Rubber                                  700           45,106
                                                                   -----------
                                                                       211,894
                                                                   -----------

CONSUMER NON-DURABLES -- 0.9%
-------------------------------------------------------------------------------
Dillards Inc.                                             700           29,006
Federated Department Stores Inc.*                         200           10,762
Ross Stores Inc.                                          300           12,900
Russell Corp.                                             500           15,094
Sears Roebuck & Co.                                       400           24,425
Springs Industries Inc.                                   400           18,450
Toys "R" Us Inc.*                                       1,400           32,987
V F Corp.                                                 700           36,050
Venator Group*                                            800           15,300
                                                                   -----------
                                                                       194,974
                                                                   -----------
CONSUMER SERVICES -- 0.3%
-------------------------------------------------------------------------------
AMR Corp.*                                                200           16,650
Delta Airlines Inc.                                       300           38,775
                                                                   -----------
                                                                        55,425
                                                                   -----------

ENERGY -- 0.6%
-------------------------------------------------------------------------------
Atlantic Richfield Co.                                    300           23,437
British Petroleum PLC                                     300           26,475
Nabors Industries Inc.*                                   600           11,887
Phillips Petroleum Co.                                    400           19,275
Ultra Mar Diamond Shamrock                                600           18,938
YPF Sociedad Anonima                                      800           24,050
                                                                   -----------
                                                                       124,062
                                                                   -----------

FINANCE -- 2.4%
-------------------------------------------------------------------------------
Allstate Corp.                                            300           27,469
American General Corp.                                    300           21,356
Associates First Capital Corp.                              2              154
Banc One Corp.                                            400           22,325
Case Corp.                                              1,200           57,900
Chase Manhattan Corp.                                     800           60,400
Cigna Corp.                                               500           34,500
Crestar Financial Corp.                                   100            5,456
Everest Reinsurance Holdings                              600           23,062
First Union Corp.                                         830           48,347
Foundation Health Systems*                                920           24,265
Hartford Financial Services Group                         300           34,313
Loews Corp.                                               200           17,425
Nationsbank Corp.                                         200           15,300
Old Republic International Corp.                          750           21,984
Reliastar Financial Corp.                                 500           24,000
Republic NY Corp.                                         400           25,175
Transatlantic Holdings Inc.                               250           19,328
Washington Mutual Inc.                                    400           17,375
                                                                   -----------
                                                                       500,134
                                                                   -----------

GENERAL BUSINESS -- 0.1%
-------------------------------------------------------------------------------
Olsten Corp.                                            1,300           14,544
Standard Register                                         200            7,075
                                                                   -----------
                                                                        21,619
                                                                   -----------

MISCELLANEOUS-- 0.0%
-------------------------------------------------------------------------------
Raytheon Co.                                                1               58
                                                                   -----------

SHELTER -- 0.2%
-------------------------------------------------------------------------------
Owens Corning                                             900           36,731
                                                                   -----------

TECHNOLOGY -- 1.1%
-------------------------------------------------------------------------------
Arrow Electronics Inc.*                                   600           13,050
Avnet Inc.                                                400           21,875
Beckman Coulter Inc.                                      600           34,950
Electronic Data Systems Corp.                             700           28,000
International Business Machines                           600           68,887
Stratus Computer Inc.*                                    600           15,188
TRW Inc.                                                  500           27,313
Tektronix Inc.                                            900           31,838
                                                                   -----------
                                                                       241,101
                                                                   -----------

TRANSPORTATION -- 0.1%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Co.                          100            9,819
CSX Corp.                                                 300           13,650
                                                                   -----------
                                                                        23,469
                                                                   -----------

UTILITIES -- 0.4%
-------------------------------------------------------------------------------
Bell Atlantic Corp.                                       400           18,250
Cinergy Corp.                                             200            7,000
DTE Energy Co.                                            400           16,150
Duke Power Co.                                            204           12,087
Entergy Corp.                                             400           11,500
GPU Inc.                                                  300           11,344
                                                                   -----------
                                                                        76,331
                                                                   -----------
TOTAL COMMON STOCKS                                                  2,021,705
                                                                   -----------

SHORT-TERM OBLIGATION -- 0.3%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
  5.40% due 7/01/98(+)                                                  59,435
                                                                   -----------

TOTAL LARGE CAP VALUE
   (Identified Cost $1,975,880)                                      2,081,140
                                                                   -----------

SMALL CAP GROWTH -- 10.4%
-------------------------------------------------------------------------------
COMMON STOCKS -- 9.9%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 2.7%
-------------------------------------------------------------------------------
Abacus Direct Corp.*                                    1,030           53,496
AHL Services Inc.*                                      1,025           40,359
Cultural Access Worldwide                               1,185           11,554
Lamar Advertising Co.*                                  1,712           61,418
Metro Networks Inc.*                                      575           24,797
Metzler Group Inc.                                        835           30,582
NFO Worldwide Inc.*                                     1,660           29,569
Probusiness Services Inc.*                              1,270           59,373
Professional Detailing Inc.                               890           22,139
Profit Recovery Group International Inc.*               1,935           54,059
Rental Service Corp.*                                   1,865           62,711
Romac International Inc.*                               1,210           36,754
Suiza Foods Corp.*                                        770           45,959
Wilmar Industries Inc.*                                   985           25,118
                                                                   -----------
                                                                       557,888
                                                                   -----------

COMMODITIES & PROCESSING -- 0.3%
-------------------------------------------------------------------------------
ITEQ Inc.*                                              2,795           20,788
OM Group Inc.                                             945           38,981
Synthetic Industries Inc.*                                900           13,106
                                                                   -----------
                                                                        72,875
                                                                   -----------

CONSUMER DURABLES -- 0.3%
-------------------------------------------------------------------------------
American Italian Pasta Co.                                440           16,390
Tower Automotive Inc.*                                    855           36,658
                                                                   -----------
                                                                        53,048
                                                                   -----------

CONSUMER NON-DURABLES -- 0.1%
-------------------------------------------------------------------------------
Beringer Wine Estates Holdings*                           655           28,861
                                                                   -----------

CONSUMER SERVICES -- 1.0%
-------------------------------------------------------------------------------
Central Packing Corp.                                   1,242           57,753
Gray Communications Systems Inc.                        1,055           32,573
Heftel Broadcasting Corp.*                                960           42,960
Premier Parks Inc.*                                       820           54,632
SFX Entertainment Inc.                                    320           14,680
                                                                   -----------
                                                                       202,598
                                                                   -----------

ELECTRONICS/TECHNICAL SERVICES -- 1.5%
-------------------------------------------------------------------------------
Anicom Inc.                                               405            6,024
CDW Computer Centers Inc.*                                785           39,250
ETEC Systems Inc.*                                        780           27,446
Harbinger Corp.*                                        1,292           31,250
Inacom Corp.*                                           1,095           34,766
PC Connection Inc.*                                       425            6,481
QAD Inc.*                                               1,925           17,325
Renaissance Worldwide Inc.*                             1,960           42,630
Sapient Corp.*                                            420           22,155
Sipex Corp.*                                            1,240           26,660
Tier Technologies Inc.*                                 1,360           24,225
Whittman Hart Inc.*                                     1,035           50,068
                                                                   -----------
                                                                       328,280
                                                                   -----------

ENERGY/MINERAL -- 0.4%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                        1,690           30,103
Key Energy Group Inc.*                                  1,605           21,066
Lomak Petroleum Inc.                                    2,505           26,146
                                                                   -----------
                                                                        77,315
                                                                   -----------

FINANCE -- 1.1%
-------------------------------------------------------------------------------
Executive Risk Inc.                                       700           51,625
First Republic Bank of San Francisco*                     555           20,049
Litchfield Financial Corp.                                590           12,390
Medallion Financial Corp.                                 885           24,338
Metris Companies Inc.*                                    980           62,475
Sirrom Capital Corp.                                    1,915           49,790
                                                                   -----------
                                                                       220,667
                                                                   -----------

HEALTH SERVICES/TECHNOLOGY -- 1.2%
-------------------------------------------------------------------------------
Concentra Managed Care Inc.*                            1,255           32,630
Henry Schein Inc.*                                        850           39,206
Human Genome Sciences Inc.*                               985           35,152
Parexel International Corp.*                            1,185           43,104
Somnus Medical Technology*                              1,145            9,375
Renal Treatment Centers Inc.                            1,673           57,719
Viropharma Inc.*                                        1,425           33,131
                                                                   -----------
                                                                       250,317
                                                                   -----------

INDUSTRIAL SERVICES -- 0.3%
-------------------------------------------------------------------------------
American Disposal Services Inc.*                          755           35,391
Service Experts Inc.*                                     690           23,805
Waste Connections Inc.                                    425            8,447
                                                                   -----------
                                                                        67,643
                                                                   -----------

PRODUCER MANUFACTURING -- 0.1%
-------------------------------------------------------------------------------
Ha Lo Industries Inc.                                     760           23,655
                                                                   -----------

Retail -- 0.5%
-------------------------------------------------------------------------------
CD Now Inc.*                                              770           15,496
Men's Wearhouse Inc.*                                   1,352           44,616
Whole Foods Market Inc.*                                  830           50,215
                                                                   -----------
                                                                       110,327
                                                                   -----------

TRANSPORTATION -- 0.4%
-------------------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                           1,510           52,378
Hub Group Inc.*                                           405            8,556
United Road Services Inc.                               1,010           19,316
                                                                   -----------
                                                                        80,250
                                                                   -----------
TOTAL COMMON STOCKS                                                  2,073,724
                                                                   -----------

SHORT-TERM OBLIGATION -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                104,056
                                                                   -----------
TOTAL SMALL CAP GROWTH
   (Identified Cost $1,870,374)                                      2,177,780
                                                                   -----------

SMALL CAP VALUE -- 9.6%
-------------------------------------------------------------------------------
COMMON STOCKS -- 9.2%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 0.9%
-------------------------------------------------------------------------------
Atchison Casting Corp.*                                 1,500           26,813
Carpenter Technology Corp.                                400           20,100
Keystone Consolidated Industries Inc.*                  2,500           29,687
Lone Star Technologies Inc.*                            1,200           18,300
LTV Corp.                                               4,100           39,206
M A Hanna Co.                                             700           12,819
Oil-Dri Corp. of America                                2,000           28,875
Tuscarora Inc.                                          1,200           19,050
                                                                   -----------
                                                                       194,850
                                                                   -----------

CAPITAL GOODS -- 1.6%
-------------------------------------------------------------------------------
American Buildings Co.*                                   700           20,825
Astro-Med Inc.                                          1,300            9,913
Commercial Intertech Corp.                              1,500           27,187
D.R. Horton Inc.                                        1,600           33,400
ESCO Electronics Corp.*                                 2,000           38,000
Global Industrial Technologies Inc.*                    1,900           27,312
Hurco Co. Inc.*                                           700            5,075
JLG Industries Inc.                                     3,300           66,825
Perini Corp.*                                           1,200           10,275
Speedfam International Inc.*                            1,000           18,438
Ultrak Inc.*                                            3,500           29,750
United Industrial Corp.                                 3,100           40,300
Watts Industries Inc.                                     800           16,700
                                                                   -----------
                                                                       344,000
                                                                   -----------

CONSUMER BASICS -- 1.5%
-------------------------------------------------------------------------------
Cohr Inc.*                                              3,700           18,962
Depotech Corp.*                                         1,700            2,656
Dimon Inc.                                              3,300           37,125
EKCO Group Inc.*                                        5,100           40,162
MMI Companies Inc.                                      1,500           34,687
Matrix Pharmaceutical Inc.*                             3,100           13,562
Nash Finch Co.                                            700           10,544
Orthologic Corp.*                                       3,700           18,962
RLI Corp.                                                 500           20,344
Schultz Sav-O Stores Inc.                               1,350           21,937
Schweitzer-Mauduit International Inc.                   1,100           31,900
Sola International Inc.*                                  300            9,859
Standard Commercial Corp.*                              4,418           48,598
                                                                   -----------
                                                                       309,298
                                                                   -----------

CONSUMER DURABLES -- 0.7%
-------------------------------------------------------------------------------
Coachmen Industries Inc.                                1,600           41,800
Flexsteel Industries Inc.                               1,000           14,000
Haskel International Inc.                               1,400           14,000
Keystone Automotive Industries Inc.*                      400            9,250
Myers Industries Inc.                                     900           21,600
TBC Corp.*                                              1,000            6,625
Tropical Sportswear International Corp.*                1,000           21,250
West Inc.                                                 700           19,819
                                                                   -----------
                                                                       148,344
                                                                   -----------

CONSUMER NON-DURABLES -- 0.3%
-------------------------------------------------------------------------------
Brookstone Inc.*                                        1,200           18,000
Haverty Furniture Companies Inc.                          500           11,063
Ridgeview Inc.*                                           100              600
Syms Corp.*                                             1,900           27,075
                                                                   -----------
                                                                        56,738
                                                                   -----------

CONSUMER SERVICES -- 0.3%
-------------------------------------------------------------------------------
Aztar Corp.*                                            3,100           21,119
Cannondale Corp.*                                       2,600           34,775
                                                                   -----------
                                                                        55,894
                                                                   -----------

ENERGY -- 0.4%
-------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                     650           25,878
Cliffs Drilling Co.*                                    1,000           32,813
Nuevo Energy Co.*                                         900           28,912
                                                                   -----------
                                                                        87,603
                                                                   -----------

FINANCE -- 0.7%
-------------------------------------------------------------------------------
Acceptance Insurance Co.*                                 900           22,106
Allied Life Financial Corp.                               900           25,987
Centris Group Inc.                                      1,500           18,563
Matrix Capital Corp.*                                   1,100           29,700
Ocwen Asset Investment Corp.                              600            9,938
Penn-America Group Inc.                                 1,600           21,600
Presidental Life Corp.                                    400            8,550
Professionals Insurance Company Management Group*         300           11,250
                                                                   -----------
                                                                       147,694
                                                                   -----------

GENERAL BUSINESS -- 0.2%
-------------------------------------------------------------------------------
Ennis Business Forms Inc.                               1,800           20,925
Reynolds & Reynolds Co.                                   600           10,913
                                                                   -----------
                                                                        31,838
                                                                   -----------

MISCELLANEOUS -- 1.4%
-------------------------------------------------------------------------------
Aehr Test Systems*                                      2,400           14,325
Commonwealth Industries Inc.                            1,900           19,000
Conrad Industries Inc.*                                   500            5,688
Duckwall-ALCO Stores Inc.*                              1,100           19,250
Easco Inc.                                                500            5,031
Flowserve Corp.                                         1,100           27,088
Kevco Inc.*                                             1,000           22,062
Ladish Co. Inc.*                                        2,400           30,000
Manchester Equipment Co. Inc.*                          2,500            9,844
Motor Cargo Industries Inc.*                            2,200           23,375
PBOC Holdings Inc.*                                       700            9,669
Rockshox Inc.*                                          1,500            6,000
Rush Enterprise Inc.*                                     900            9,338
Seibels Bruce Group Inc.*                               3,300           24,337
Spacehab Inc.*                                          2,100           24,281
Spectralink Corp.*                                      2,200            9,625
Symons International Group Inc.*                        1,000           18,750
Unisource Worldwide Inc.                                1,300           14,056
                                                                   -----------
                                                                       291,719
                                                                   -----------

SHELTER -- 0.3%
-------------------------------------------------------------------------------
Butler Manufacturing Co.                                  400           13,625
Engle Homes Inc.                                          600            9,375
Morgan Products Ltd.*                                   4,700           21,444
Patrick Industries Inc.                                 1,200           18,300
Southern Energy Homes Inc.*                               400            3,925
                                                                   -----------
                                                                        66,669
                                                                   -----------

TECHNOLOGY -- 0.6%
-------------------------------------------------------------------------------
Alliant Techsystems Inc.*                                 300           18,975
Interlink Computer Sciences Inc.*                       1,700            5,950
Komag Inc.*                                             7,200           38,475
RadiSys Corp.*                                            900           19,350
Read-Rite Corp.*                                        3,000           27,188
Trident Microsystems Inc.*                              2,200           11,688
                                                                   -----------
                                                                       121,626
                                                                   -----------

TRANSPORTATION -- 0.3%
-------------------------------------------------------------------------------
Fritz Companies Inc.*                                   3,300           44,137
Kenan Transport Co.                                       400           13,750
                                                                   -----------
                                                                        57,887
                                                                   -----------
TOTAL COMMON STOCKS                                                  1,914,160
                                                                   -----------

SHORT-TERM OBLIGATION -- 0.4%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                 81,069
                                                                   -----------
TOTAL SMALL CAP VALUE
   (Identified Cost $2,081,455)                                      1,995,229
                                                                   -----------

INTERNATIONAL EQUITY -- 10.7%
-------------------------------------------------------------------------------
COMMON STOCKS -- 9.6%
-------------------------------------------------------------------------------
AUSTRIA -- 0.1%
-------------------------------------------------------------------------------
Boehler Uddeholm                                          262           17,326
                                                                   -----------

AUSTRALIA -- 0.2%
-------------------------------------------------------------------------------
Australia & New Zealand Bank Group                      4,718           32,626
Pioneer International                                   4,050            9,679
Quantas Airways                                         5,746            8,667
                                                                   -----------
                                                                        50,972
                                                                   -----------

CANADA -- 0.3%
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                        960           30,857
Imasco Ltd.                                             1,380           25,461
Noranda Inc.                                              410            7,077
                                                                   -----------
                                                                        63,395
                                                                   -----------

Finland -- 0.2%
-------------------------------------------------------------------------------
The Rauma Group Oy                                        423            8,682
UPM-Kymmene Oy                                          1,185           32,646
                                                                   -----------
                                                                        41,328
                                                                   -----------

FRANCE -- 0.8%
-------------------------------------------------------------------------------
Elf Aquitaine                                             270           37,961
Lafarge Coppee                                            364           37,630
Pernod-Ricard                                             325           22,524
SEITA                                                     715           32,405
Societe Generale                                          203           42,207
                                                                   -----------
                                                                       172,727
                                                                   -----------

GERMANY -- 0.7%
-------------------------------------------------------------------------------
Bayer AG                                                  410           21,192
Buderus AG                                                 45           22,459
Commerzbank AG                                            840           31,999
Draegerwerk AG                                          1,330           31,785
Dyckerhoff AG                                              75           29,319
Vossloh AG                                                205           13,072
                                                                   -----------
                                                                       149,826
                                                                   -----------

GREAT BRITAIN -- 2.6%
-------------------------------------------------------------------------------
Abbey National                                          2,050           36,454
Allied Domecq PLC                                       3,485           32,760
BAT Industries                                          3,987           39,943
BTR PLC                                                 6,446           18,297
CGU                                                     2,050           38,268
Coats Viyella                                          11,662           14,312
Cookson Group                                           8,405           28,910
Elementis                                              10,624           27,318
Hanson                                                  5,520           33,566
Hillsdown Holdings                                     11,411           31,056
Hyder                                                   1,598           25,134
Lex Service                                             2,580           21,453
Mckechnie                                               3,300           23,969
Medeva                                                  7,190           20,409
National Westminster Bank                               1,770           31,652
Powergen                                                1,785           24,678
Safeway                                                 5,080           33,292
Tate & Lyle                                             2,500           19,838
Tomkins                                                 7,472           40,578
                                                                   -----------
                                                                       541,887
                                                                   -----------

HONG KONG -- 0.5%
-------------------------------------------------------------------------------
CLP Holdings, Ltd.                                      4,500           20,502
Dickson Concept Industries                              4,000            5,576
HSBC Holdings                                             500           12,229
Hang Lung Development Co.                               5,000            4,969
Hong Kong Telecommunications                            4,000            7,512
New World Development Co.                               1,000            1,936
South China Morning Post                               44,000           21,154
Swire Pacific                                           5,000           18,876
                                                                   -----------
                                                                        92,754
                                                                   -----------

IRELAND -- 0.3%
-------------------------------------------------------------------------------
Greencore Group                                         5,090           27,728
Jefferson Smurfit Group                                11,285           33,575
                                                                   -----------
                                                                        61,303
                                                                   -----------

ITALY -- 0.2%
-------------------------------------------------------------------------------
Eni Spa                                                 5,820           38,161
                                                                   -----------

JAPAN -- 1.0%
-------------------------------------------------------------------------------
Koito Manufacturing Co.                                 2,000            9,908
Kyocera Corp.                                             700           34,324
MOS Food Services                                       2,200           26,253
Nichicon Corp.                                          2,000           22,420
Nintendo Co.                                              300           27,880
Promise Co.                                               700           28,907
Sony Corp.                                                200           17,285
Suzuki Motor Corp.                                      2,000           18,225
Yodogawa Steel Works                                    4,000           18,775
                                                                   -----------
                                                                       203,977
                                                                   -----------

NETHERLANDS -- 0.8%
-------------------------------------------------------------------------------
ABN Amro Holdings NV                                    1,430           33,486
Akzo Nobel                                                171           38,040
Hollandsche Beton Group                                 1,549           32,310
ING Group                                                 567           37,154
Koninklijke PTT NV                                        490           18,874
TNT Post Group                                            490           12,535
                                                                   -----------
                                                                       172,399
                                                                   -----------

NEW ZEALAND -- 0.0%
-------------------------------------------------------------------------------
Fletcher Challenge                                      4,020            5,020
                                                                   -----------

NORWAY -- 0.2%
-------------------------------------------------------------------------------
Kvaerner ASA                                              440           14,926
Nycomed Amersham                                        3,288           24,452
                                                                   -----------
                                                                        39,378
                                                                   -----------

SINGAPORE -- 0.1%
-------------------------------------------------------------------------------
Jardine Matheson                                        3,700            9,990
                                                                   -----------

SPAIN -- 0.1%
-------------------------------------------------------------------------------
Banco Santander SA                                      1,080           27,643
                                                                   -----------

SWEDEN -- 0.3%
-------------------------------------------------------------------------------
Electrolux AB                                           1,600           27,482
Getinge Industrier                                      1,501           30,675
                                                                   -----------
                                                                        58,157
                                                                   -----------

SWITZERLAND -- 1.2%
-------------------------------------------------------------------------------
Credit Suisse Group                                       118           26,299
Forbo Holding                                              58           29,569
Nestle SA                                                  17           36,441
Novartis                                                   20           33,336
Saurer AG                                                  39           30,828
Sig Holding                                                40           32,622
Sulzer AG                                                  31           31,731
Swiss Re                                                   14           35,464
                                                                   -----------
                                                                       256,290
                                                                   -----------
TOTAL COMMON STOCKS                                                  2,002,533
                                                                   -----------

SHORT-TERM OBLIGATION -- 1.1%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                221,500
                                                                   -----------
TOTAL INTERNATIONAL EQUITY
   (Identified Cost $2,027,750)                                      2,224,033
                                                                   -----------

DOMESTIC FIXED INCOME -- 25.6%
-------------------------------------------------------------------------------
FIXED INCOME -- 24.7%
-------------------------------------------------------------------------------
CORPORATE BONDS -- 4.7%
-------------------------------------------------------------------------------
Allied Signal Inc.
   6.20% due 2/01/08                                  $40,000           40,399
Atlantic City Electric Co.
   7.01% due 8/23/02                                   45,000           46,723
BB & T Corp.
   6.375% due 6/30/05                                  55,000           54,930
Century Telephone Enterprises Inc.
   6.30% due 1/15/08                                   40,000           39,436
Commonwealth Edison Electric Co.
   7.00% due 7/01/05                                   43,000           44,811
Computer Associates International Inc.
   6.375% due 4/15/05                                  20,000           19,876
Conseco Inc. Medium Term Senior Notes
   6.40% due 6/15/01                                   55,000           54,965
Dayton Hudson Corp.
   5.95% due 6/15/00                                   25,000           24,991
Donaldson Lufkin & Jenrette
   6.50% due 6/1/08                                    30,000           29,998
Equitable Life Assurance
   6.95% due 12/1/05                                   40,000           41,525
Ford Motor Co.
   6.625% due 2/15/28                                  40,000           40,033
GTE Corp.
   6.36% due 4/15/06                                   40,000           39,811
Jackson National Life Insurance Co.
   8.15% due 3/15/27                                   50,000           58,412
Lehman Brothers Holdings Inc.
   6.00% due 2/26/01                                   15,000           14,971
   6.15% due 3/15/00                                   15,000           15,035
Lockheed Martin Corp.
   7.20% due 5/01/36                                   50,000           54,614
MCI Communications Corp.
   6.125% due 4/15/12                                  55,000           54,795
Norfolk Southern Corp.
   7.35% due 5/15/07                                   40,000           42,914
Occidental Petroleum Corp.
   6.40% due 4/01/03                                   50,000           49,899
Pacificorp
   6.375% due 5/15/08                                  30,000           30,175
Philadelphia Electric Co.
   7.125% due 9/01/02                                  15,000           15,475
   6.625% due 3/01/03                                  30,000           30,463
Sears Roebuck Acceptance Corp.
   6.00% due 3/20/03                                   40,000           39,618
Suntrust Banks Inc.
   6.00% due 1/15/28                                   35,000           34,446
Union Pacific Resource Group
   6.50% due 5/15/05                                   60,000           59,545
                                                                   -----------
                                                                       977,860
                                                                   -----------

MORTGAGE BACKED -- 0.8%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   6.00% due 1/01/99                                   35,000           34,519
Federal National Mortgage Association
   7.35% due 8/17/21                                   50,000           53,383
J.P. Morgan Commercial Mortgage Finance Group
   6.373% due 1/15/30                                  29,228           29,547
Structured Asset Securities Corp.
   6.79% due 10/15/34                                  49,263           50,754
                                                                   -----------
                                                                       168,203
                                                                   -----------

U. S. TREASURY OBLIGATIONS -- 18.9%
-------------------------------------------------------------------------------
United States Treasury Bonds
   6.50% due 11/15/26                                 110,000          122,152
   6.375% due 8/15/27                                  45,000           49,415
                                                                   -----------
                                                                       171,567
                                                                   -----------

United States Treasury Notes
   6.375% due 5/15/99                                 776,000          779,515
   5.875% due 11/15/99                                370,000          372,660
   5.625% due 4/30/00                                  75,000           75,140
   6.25% due 1/31/02                                  760,000          776,978
   6.50% due 5/31/02                                  500,000          516,640
   6.25% due 6/30/02                                  250,000          256,290
   5.500% due 3/31/03                                 610,000          609,616
   5.875% due 2/15/04                                 140,000          142,582
   6.500% due 10/15/06                                225,000          238,921
                                                                   -----------
                                                                     3,768,342
                                                                   -----------

YANKEE BOND -- 0.3%
-------------------------------------------------------------------------------
Ontario Province, Canada
   7.00% due 8/04/05                                   60,000           63,525
                                                                   -----------
TOTAL FIXED INCOME                                                   5,149,497
                                                                   -----------

SHORT-TERM OBLIGATION -- 0.9%
-------------------------------------------------------------------------------
Federal Home Loan Bank
   Discount Note
   5.40% due 7/01/98 (+)                                               186,345
                                                                   -----------
TOTAL DOMESTIC FIXED INCOME
   (Identified Cost $5,264,398)                                      5,335,842
                                                                   -----------

INTERNATIONAL BOND -- 31.6%
-------------------------------------------------------------------------------
FIXED INCOME -- 18.5%
-------------------------------------------------------------------------------
CURRENCY
-------------------------------------------------------------------------------
AUSTRALIA
-------------------------------------------------------------------------------
Australia Government Bonds
  10.00% due 10/15/07                  AUD             50,000           40,837
  8.75% due 8/15/08                    AUD            250,000          192,839
  7.50% due 9/15/09                    AUD            483,000          346,723
                                                                   -----------
                                                                       580,399
                                                                   -----------

CANADA -- 0.8%
-------------------------------------------------------------------------------
Canadian Government Bonds
   8.75% due 12/01/05                  CAD            159,000          130,248
   8.00% due 6/01/23                   CAD             32,000           28,998
                                                                   -----------
                                                                       159,246
                                                                   -----------

CROATIA -- 0.2%
-------------------------------------------------------------------------------
Republic of Crotia
   6.50% due 7/31/06                   $               36,978           33,003
                                                                   -----------

DENMARK -- 0.2%
-------------------------------------------------------------------------------
Kingdom of Denmark
   8.00% due 5/15/03                   DKK            300,000           49,947
                                                                   -----------

FINLAND -- 1.9%
-------------------------------------------------------------------------------
Republic of Finland
   6.00% due 4/25/08                   FIM          2,000,000          395,204
                                                                   -----------

FRANCE -- 0.4%
-------------------------------------------------------------------------------
Government of France
   7.75% due 10/25/05                  FRF            490,000           96,449
                                                                   -----------

GERMANY -- 0.9%
-------------------------------------------------------------------------------
Republic of Germany
   5.625% due 1/04/28                  DEM             94,000           54,103
Treuhandanstalt
   7.375% due 12/02/02                 DEM            205,000          127,073
                                                                   -----------
                                                                       181,176
                                                                   -----------

GREAT BRITAIN -- 3.7%
U. K. Treasury
   7.00% due 11/06/01                  GBP             66,000          111,234
   8.50% due 12/07/05                  GBP            114,000          217,410
   7.25% due 12/07/07                  GBP            236,000          433,947
                                                                   -----------
                                                                       762,591
                                                                   -----------

GREECE -- 1.3%
-------------------------------------------------------------------------------
Hellenic Republic
   11.10% due 6/17/03                  GRD          1,600,000            5,350
Republic of Greece
   11.00 due 10/23/03                  GRD          5,200,000           17,324
   8.80% due 6/19/07                   GRD         70,400,000          244,785
                                                                   -----------
                                                                       267,459
                                                                   -----------

ITALY -- 1.0%
-------------------------------------------------------------------------------
Republic of Italy
   6.75% due 7/1/07                    ITL        230,000,000          145,566
   7.25% due 11/01/26                  ITL         95,000,000           66,451
                                                                   -----------
                                                                       212,017
                                                                   -----------

JAPAN -- 2.5%
-------------------------------------------------------------------------------
Government of Japan Bonds
   4.50% due 6/20/03                   JPY          9,000,000           75,823
   4.10% due 12/22/03                  JPY         34,500,000          288,286
   2.60% due 9/20/07                   JPY         20,300,000          159,881
                                                                   -----------
                                                                       523,990
                                                                   -----------

SPAIN -- 0.3%
-------------------------------------------------------------------------------
Government of Spain
   10.00% due 2/28/05                  ESP          7,000,000           58,976
                                                                   -----------

UNITED STATES -- 2.5%
-------------------------------------------------------------------------------
Government National Mortgage Association II
   6.50% due 4/20/27                   $               80,704           82,130
SLM Student Loan Trust
   5.802% due 4/25/07                  $              200,000          199,944
United States Treasury Notes
    3.625% due 7/15/02                 $              253,645          250,870
                                                                   -----------
                                                                       532,944
                                                                   -----------
TOTAL FIXED INCOME                                                   3,853,401
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 13.1%
-------------------------------------------------------------------------------
Ameritech Corp.
   5.49% due 7/09/98                   $              100,000           99,878
Coca Cola Co.
   5.50% due 7/23/98                   $              200,000          199,328
E. I. du Pont De Nemours & Co.(++)
   5.59% due 7/22/98                   $              200,000          199,348
Electricite De France
   5.64% due 7/15/98                   $              200,000          199,561
Federal Home Loan Mortgage Corp.
   5.40% due 7/01/98                   $              126,805          126,805
   5.40% due 7/14/98                   $              300,000          299,408
Federal National Mortgage Association
   5.50% due 7/30/98                   $              700,000          696,899
Ford Motor Credit Co.
   5.69% due 7/10/98                   $              200,000          199,716
General Motors Acceptance Corp.
   5.62% due 7/15/98                   $              200,000          199,563
KFW International Finance Inc.
   5.53% due 7/10/98                   $              200,000          199,723
Procter & Gamble Co.
   5.61% due 7/15/98                   $              200,000          199,564
Southwestern Public Service Co.
   5.50%due 7/17/98                    $              100,000           99,755
United States Treasury Bills
   5.02% due 8/20/98                   $               10,000            9,930
                                                                   -----------
                                                                     2,729,478
                                                                   -----------

TOTAL INTERNATIONAL BOND
   (Identified Cost $6,575,866)                                      6,582,879
                                                                   -----------

SHORT TERM -- 3.7%
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 3.7%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98                                                   779,573
                                                                   -----------
TOTAL SHORT-TERM
   (Identified Cost $779,573)                                          779,573
                                                                   -----------

TOTAL INVESTMENTS                                                   23,522,817
   (Identified Cost $22,483,775)                112.8%
-------------------------------------------------------------------------------
OTHER ASSETS,
  LESS LIABILITIES                              (12.8)              (2,674,927)
                                                -----              -----------
NET ASSETS                                      100.0%             $20,847,890
                                                =====              ===========

   * Non income producing
(+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Note 5.40%, due 7/1/98 valued at $1,683,999, portions of" which are separately listed by each Asset class.
(++) The Portfolio owns in aggregate 200,805 shares of E I du Pont De Nemours &
     Co. valued at $259,421.

 See notes to financial statements

FOREIGN CURRENCY LEGEND
-------------------------------------------------------------------------------
SYMBOL                                  COUNTRY
-------------------------------------------------------------------------------
AUD                                     Australia
CAD                                     Canada
DKK                                     Denmark
FIM                                     Finland
FRF                                     France
DEM                                     Germany
GBP                                     Great Britain
GRD                                     Greece
ITL                                     Italy
JPY                                     Japan
ESP                                     Spain

CITISELECT VIP FOLIO 300
(Unaudited)

SWAP AGREEMENTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                           UNREALIZED
  NOTIONAL                                                               COUNTER          APPRECIATION/
   AMOUNT     CURRENCY      DESCRIPTION                                   PARTY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 30,892,072     GRD         To make or receive quarterly interest       Lehman Bros.        $(3,711)
                            payments in Greek Drachma through
                            3/13/2000 based on the difference
                            between A) a fixed rate of 13.77% over
                            B) the 6 month LIBOR rate

FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                        NUMBER OF               EXPIRATION                    UNREALIZED
       CONTRACTS                        CONTRACTS                   DATE                      GAIN/LOSS
------------------------------------------------------------------------------------------------------------
U.K. Long Gilt 10-Year Bond                 1                    September-1998                   $(3)

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                                UNREALIZED
                                                MARKET       AGGREGATE        DELIVERY DATE    APPRECIATION
CURRENCY                         COUNTRY        VALUE        FACE VALUE        OF CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Baht(Buy) ...........           Thailand       $ 16,371       $ 17,348           July-1998        $   (977)
Baht(Sell) ..........           Thailand         16,371         15,745           July-1998            (626)
Deutsche Mark (Buy) .            Germany        662,790        660,784           July-1998           2,006
Deutsche Mark (Sell)             Germany        113,685        114,494           July-1998             809
Deutsche Mark (Buy) .            Germany        136,303        136,621          August-1998           (318)
Deutsche Mark (Sell)             Germany        382,206        387,658          August-1998          5,452
Deutsche Mark (Buy) .            Germany         81,890         82,050        September-1998          (160)
Deutsche Mark (Sell)             Germany         55,708         56,523        September-1998           815
Dollar (Buy) ........           Australia        44,712         46,703           July-1998          (1,991)
Dollar (Buy) ........            Canada          16,315         16,336           July-1998             (21)
Dollar (Sell) .......            Canada         298,442        299,718           July-1998           1,276
Dollar (Buy) ........            Canada         348,286        350,089          August-1998         (1,803)
Drachma (Sell) ......            Greece          30,444         29,126          August-1998         (1,318)
Franc (Buy) .........            Belgium        143,737        147,481          August-1998         (3,744)
Franc (Sell) ........            France         165,680        170,263           July-1998           4,583
Franc (Buy) .........            France         507,171        516,277          August-1998         (9,106)
Franc (Buy) .........          Switzerland      403,058        412,255          August-1998         (9,197)
Franc (Sell) ........          Switzerland      374,505        383,292          August-1998          8,787
Guilder (Buy) .......          Netherlands       77,496         79,396          August-1998         (1,900)
Guilder (Buy) .......          Netherlands      101,863        102,376        September-1998          (513)
Krone (Buy) .........            Denmark         42,553         42,846           July-1998            (293)
Krone (Buy) .........            Norway         170,514        173,952           July-1998          (3,438)
Krone (Sell) ........            Norway          24,802         25,220           July-1998             418
Krone (Sell) ........            Norway         135,085        136,367          August-1998          1,282
Krone (Buy) .........            Norway         200,864        205,750        September-1998        (4,886)
Krone (Sell) ........            Norway          80,119         80,928        September-1998           809
Krona (Buy) .........            Sweden          87,733         91,025           July-1998          (3,292)
Lira (Buy) ..........             Italy         470,168        472,529           July-1998          (2,361)
Lira (Sell) .........             Italy          48,549         48,708           July-1998             159
Markka (Buy) ........            Finland          3,104          3,117           July-1998             (13)
Markka (Buy) ........            Finland         28,152         28,418          August-1998           (266)
Peseta (Buy) ........             Spain         118,327        119,436           July-1998          (1,109)
Pound (Buy) .........         Great Britain     208,532        208,049           July-1998             483
Pound (Sell) ........         Great Britain     218,541        213,505           July-1998          (5,036)
Pound (Buy) .........         Great Britain      83,122         83,230        September-1998          (108)
Pound (Buy) .........            Ireland         19,549         19,696           July-1998            (147)
Schilling (Buy) .....            Austria         55,146         55,692           July-1998            (546)
Won (Buy) ...........            Korean          12,382         11,565          August-1998            817
Yen (Buy) ...........             Japan         734,060        769,023           July-1998         (34,963)
Yen (Sell) ..........             Japan         103,169        104,759           July-1998           1,590
Yen (Buy) ...........             Japan         182,176        186,134          August-1998         (3,958)
Yen (Sell) ..........             Japan          11,655         11,703          August-1998             48
Yen (Sell) ..........             Japan         129,052        126,695        September-1998        (2,357)
                                                                                                  --------
                                                                                                  $(65,113)
                                                                                                  ========

CitiSelect VIP Folio 400
PORTFOLIO OF INVESTMENTS                                          June 30, 1998
(Unaudited)

Issuer                                                 Shares              Value
-------------------------------------------------------------------------------

LARGE CAP GROWTH -- 11.1%
-------------------------------------------------------------------------------
COMMON STOCKS -- 10.6%
-------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER MANUFACTURER -- 1.2%
-------------------------------------------------------------------------------
Danaher Corp.                                             385      $    14,125
E. I. du Pont de Nemours & Co.(++)                        365           27,238
General Electric Co.                                    1,135          103,285
Illinois Tool Works                                       460           30,676
                                                                   -----------
                                                                       175,324
                                                                   -----------

COMMERCIAL SERVICES -- 0.2%
-------------------------------------------------------------------------------
Cintas Corp.                                              305           15,555
Interpublic Group Cos Inc.                                272           16,507
                                                                   -----------
                                                                        32,062
                                                                   -----------

CONSUMER DURABLES -- 0.1%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                      605           15,125
                                                                   -----------

CONSUMER NON-DURABLES -- 1.3%
-------------------------------------------------------------------------------
Clorox Co.                                                475           45,303
Coca Cola Co.                                           1,010           86,355
Gillette Co.                                              275           15,589
Procter & Gamble Co.                                      435           39,612
                                                                   -----------
                                                                       186,859
                                                                   -----------

CONSUMER SERVICES -- 0.6%
-------------------------------------------------------------------------------
Carnival Corp.                                            715           28,332
Clear Channel Communications*                             280           30,555
Gannett Inc.                                              430           30,557
                                                                   -----------
                                                                        89,444
                                                                   -----------

ENERGY -- 0.1%
-------------------------------------------------------------------------------
Schlumberger Ltd.                                         220           15,029
                                                                   -----------

FINANCE -- 0.9%
-------------------------------------------------------------------------------
American International Group Inc.                         137           20,002
Federal National Mortgage Association                     560           34,020
Fifth Third Bancorp                                       190           11,970
MGIC Investment Corp.                                     245           13,980
State Street Corp.                                        245           17,028
U.S. Bancorp                                              355           15,265
Zions Bancorp                                             505           26,828
                                                                   -----------
                                                                       139,093
                                                                   -----------

HEALTHCARE -- 2.4%
-------------------------------------------------------------------------------
Cardinal Health Inc.                                      340           31,875
HBO & Co.                                                 860           30,315
Health Management Association*                            490           16,384
Johnson & Johnson                                         210           15,488
Lilly Eli & Co.                                           285           18,828
Lincare Holdings Inc.*                                    535           22,503
Medtonic                                                  525           33,469
Merk & Co.                                                365           48,819
Pfizer Inc.                                               430           46,736
Safeskin Corp.*                                           395           16,244
Schering Plough Corp.                                     430           39,399
Steris Corp.*                                             245           15,580
Warner Lambert Co.                                        525           36,422
                                                                   -----------
                                                                       372,062
                                                                   -----------

RETAIL -- 1.3%
-------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                   344           17,824
Gap Inc.                                                  330           20,336
Home Depot Inc.                                           445           36,963
Kohls Corp.*                                              540           28,012
Lowes Companies Inc.                                      360           14,603
Wal Mart Stores Inc.                                      815           49,511
Walgreen Co.                                              455           18,797
                                                                   -----------
                                                                       186,046
                                                                   -----------

TECHNOLOGY -- 2.4%
-------------------------------------------------------------------------------
American Power Conversion Corp.*                          475           14,250
Automatic Data Processing Inc.                            385           28,057
BMC Software Inc.*                                        375           19,477
Cisco Systems Inc.*                                       430           39,587
Compuware Corp.*                                          300           15,337
EMC Corp.*                                                575           25,767
Intel Corp.                                               220           16,307
Linear Technology Corp.                                   200           12,063
Microsoft Corp.*                                          960          104,040
Parametric Technology Corp.*                              470           12,749
Paychex Inc.                                              590           24,005
Solectron Corp.*                                          335           14,091
Sun Guard Data Systems                                    680           26,095
                                                                   -----------
                                                                       351,825
                                                                   -----------

UTILITIES -- 0.1%
-------------------------------------------------------------------------------
Ameritech Corp.                                           365           16,379
                                                                   -----------

TOTAL COMMON STOCKS                                                  1,579,248
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                 73,928
                                                                   -----------

TOTAL LARGE CAP GROWTH
   (Identified Cost $1,323,780)                                      1,653,176
                                                                   -----------

LARGE CAP VALUE -- 9.8%
-------------------------------------------------------------------------------
COMMON STOCKS -- 9.6%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 1.0%
-------------------------------------------------------------------------------
Air Products & Chemicals Inc.                             200            8,000
Cabot Corp.                                               300            9,694
Dow Chemical Co.                                          200           19,338
E. I. du Pont de Nemours & Co.(++)                        200           14,925
FMC Corp.*                                                200           13,637
Great Lakes Chemical Corp.                                400           15,775
IMC Global Inc.                                           400           12,050
Inland Steel Industries Inc.                              500           14,094
Lubrizol Corp.                                            200            6,050
Rohm & Haas Co.                                           200           20,787
W R Grace & Co.                                           500            8,531
Westvaco Corp.                                            200            5,650
                                                                   -----------
                                                                       148,531
                                                                   -----------

CAPITAL GOODS -- 0.9%
-------------------------------------------------------------------------------
Aeroquip Vickers Inc.                                     600           35,025
Caterpillar Inc.                                          200           10,575
Cummins Engine Inc.                                       600           30,750
Harnischfeger Industries Inc.                             600           16,987
Kennametal Inc.                                           300           12,525
Parker Hannifin Corp.                                     400           15,250
Tecumseh Products Co.                                     300           15,844
                                                                   -----------
                                                                       136,956
                                                                   -----------

CONSUMER BASICS -- 0.8%
-------------------------------------------------------------------------------
Columbia /HCA Healthcare Corp.                            600           17,475
IBP Inc.                                                  400            7,250
Mallinckrodt Inc.                                         300            8,906
Maxicare Health Plans Inc.*                               300            2,025
Philip Morris Companies Inc.                              700           27,563
RJR Nabisco Holdings Corp.                                800           19,000
Tenet Healthcare Corp.                                    300            9,375
Tupperware Corp.                                          300            8,437
Universal Foods Corp.                                     700           15,531
Vencor Inc.*                                              200            1,450
                                                                   -----------
                                                                       117,012
                                                                   -----------

CONSUMER DURABLES -- 0.9%
-------------------------------------------------------------------------------
Dana Corp.                                                300           16,050
Eaton Corp.                                               100            7,775
Ford Motor Co.                                            800           47,200
General Motors Corp.                                      700           46,769
Goodyear Tire and Rubber                                  500           32,219
                                                                   -----------
                                                                       150,013
                                                                   -----------

CONSUMER NON-DURABLES -- 1.0%
-------------------------------------------------------------------------------
Dillards Inc.                                             500           20,719
Federated Department Stores Inc.*                         100            5,381
Ross Stores Inc.                                          200            8,600
Russell Corp.                                             300            9,056
Sears Roebuck & Co.                                       300           18,319
Springs Industries Inc.                                   200            9,225
Toys "R" Us Inc.*                                       1,000           23,562
V F Corp.                                                 500           25,750
Venator Group*                                            600           11,475
                                                                   -----------
                                                                       132,087
                                                                   -----------

CONSUMER SERVICES -- 0.1%
-------------------------------------------------------------------------------
AMR Corp.*                                                100            8,325
Delta Airlines Inc.                                       100           12,925
                                                                   -----------
                                                                        21,250
                                                                   -----------

ENERGY -- 0.5%
-------------------------------------------------------------------------------
Atlantic Richfield Co.                                    200           15,625
British Petroleum PLC                                     200           17,650
Nabors Industries Inc.*                                   400            7,925
Phillips Petroleum Co.                                    300           14,456
Ultra Mar Diamond Shamrock                                400           12,625
YPF Sociedad Anonima                                      500           15,031
                                                                   -----------
                                                                        83,312
                                                                   -----------

FINANCE -- 2.5%
-------------------------------------------------------------------------------
Allstate Corp.                                            200           18,312
American General Corp.                                    200           14,237
Associates First Capital Corp.                              1               77
Banc One Corp.                                            300           16,744
Case Corp.                                                800           38,600
Chase Manhattan Corp.                                     600           45,300
Cigna Corp.                                               400           27,600
Crestar Financial Corp.                                   100            5,456
Everest Reinsurance Holdings                              400           15,375
First Union Corp.                                         620           36,115
Foundation Health Systems*                                690           18,199
Hartford Financial Services Group                         200           22,875
Loews Corp.                                               100            8,712
Nationsbank Corp.                                         200           15,300
Old Republic
   International Corp.                                    500           14,656
Reliastar Financial Corp.                                 400           19,200
Republic NY Corp.                                         200           12,588
Transatlantic Holdings Inc.                               150           11,597
Washington Mutual Inc.                                    600           26,063
                                                                   -----------
                                                                       367,006
                                                                   -----------

GENERAL BUSINESS -- 0.1%
-------------------------------------------------------------------------------
Olsten Corp.                                              900           10,069
Standard Register                                         200            7,075
                                                                   -----------
                                                                        17,144
                                                                   -----------

MISCELLANEOUS -- 0.0%
-------------------------------------------------------------------------------
Raytheon Co.                                                1               58
                                                                   -----------

SHELTER -- 0.2%
-------------------------------------------------------------------------------
Owens Corning                                             600           24,487
                                                                   -----------

TECHNOLOGY -- 1.1%
-------------------------------------------------------------------------------
Arrow Electronics Inc.*                                   400            8,700
Avnet Inc.                                                300           16,406
Beckman Coulter Inc.                                      400           23,300
Electronics Data Systems Corp.                            500           20,000
International Business Machines                           400           45,925
Stratus Computer Inc.*                                    400           10,125
TRW Inc.                                                  300           16,388
Tektronix Inc.                                            600           21,225
                                                                   -----------
                                                                       162,069
                                                                   -----------

TRANSPORTATION -- 0.1%
-------------------------------------------------------------------------------
Burlinton Northern Santa Fe                               100            9,819
CSX Corp.                                                 200            9,100
                                                                   -----------
                                                                        18,919
                                                                   -----------

UTILITIES -- 0.4%
-------------------------------------------------------------------------------
Bell Atlantic Corp.                                       400           18,250
Cinergy Corp.                                             200            7,000
DTE Energy Co.                                            300           12,113
Duke Power Co.                                            104            6,162
Entergy Corp.                                             300            8,625
GPU Inc.                                                  200            7,563
                                                                   -----------
                                                                        59,713
                                                                   -----------

TOTAL COMMON STOCKS                                                  1,438,557
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.2%
-------------------------------------------------------------------------------
Federal Home
   Loan Bank Discount Note 5.40% due 7/01/98(+)                         22,545
                                                                   -----------

TOTAL LARGE CAP VALUE
   (Identified Cost $1,364,534)                                      1,461,102
                                                                   -----------

SMALL CAP GROWTH -- 15.7%
-------------------------------------------------------------------------------
COMMON STOCKS -- 14.9%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.9%
-------------------------------------------------------------------------------
Abacus Direct Corp.*                                    1,205           62,585
AHL Services Inc.*                                      1,045           41,147
Cultural Access Worldwide                               1,275           12,431
Lamar Advertising Co.*                                  1,947           69,849
Metro Networks Inc.*                                      670           28,894
Metzler Group Inc.                                        880           32,230
NFO Worldwide Inc.*                                     2,765           49,252
Probusiness Services Inc.*                                360           16,830
Professional Detailing Inc.                               945           23,507
Profit Recovery Group International Inc.*               2,065           57,691
Rental Service Corp.*                                   2,025           68,091
Romac International Inc.*                               1,255           38,121
Suiza Foods Corp.*                                        850           50,734
Wilmar Industries Inc.*                                 1,065           27,157
                                                                   -----------
                                                                       578,519
                                                                   -----------

COMMODITIES & PROCESSING -- 0.5%
-------------------------------------------------------------------------------
ITEQ Inc.*                                              2,965           22,052
OM Group Inc.                                             995           41,044
Synthetic Industries Inc.*                                970           14,126
                                                                   -----------
                                                                        77,222
                                                                   -----------

CONSUMER DURABLES -- 0.4%
-------------------------------------------------------------------------------
American Italian Pasta Co.                                500           18,625
Tower Automotive Inc.*                                    855           36,658
                                                                   -----------
                                                                        55,283
                                                                   -----------
CONSUMER NON-DURABLES -- 0.2%
-------------------------------------------------------------------------------
Beringer Wine
   Estates Holdings*                                      650           28,641
                                                                   -----------

CONSUMER SERVICES -- 1.5%
-------------------------------------------------------------------------------
Central Packing Corp.                                   1,345           62,542
Gray Communications
   Systems Inc.                                         1,195           36,896
Heftel Broadcasting Corp.*                              1,070           47,882
Premier Parks Inc.*                                       960           63,960
SFX Entertainment Inc.                                    345           15,827
                                                                   -----------
                                                                       227,107
                                                                   -----------

ELECTRONICS/TECHNICAL SERVICES -- 2.4%
-------------------------------------------------------------------------------
Anicom Inc.                                               435            6,471
CDW Computer Centers Inc.*                                845           42,250
ETEC Systems Inc.*                                        835           29,382
Harbinger Corp.*                                        1,197           28,952
Inacom Corp.*                                           1,180           37,465
PC Connection Inc.*                                       455            6,939
QAD Inc.*                                               2,110           18,990
Renaissance Worldwide Inc.*                             2,265           49,264
Sapient Corp.*                                            455           24,001
Sipex Corp.*                                            1,385           29,777
Tier Technologies Inc.*                                 1,470           26,184
Whittman Hart Inc.*                                     1,130           54,664
                                                                   -----------
                                                                       354,339
                                                                   -----------

ENERGY/MINERAL -- 0.6%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                        2,075           36,961
Key Energy Group Inc.*                                  1,700           22,312
Lomak Petroleum Inc.                                    2,590           27,033
                                                                   -----------
                                                                        86,306
                                                                   -----------

FINANCE -- 1.6%
-------------------------------------------------------------------------------
Executive Risk Inc.                                       885           65,269
First Republic Bank  San Francisco*                       640           23,120
Litchield Financial Corp.                                 655           13,755
Medallion Financial Corp.                                 910           25,025
Metris Companies Inc.*                                    900           57,375
Sirrom Capital Corp.                                    2,435           63,310
                                                                   -----------
                                                                       247,854
                                                                   -----------

HEALTH SERVICES/TECHNOLOGY -- 1.7%
-------------------------------------------------------------------------------
Concentra Managed Care Inc.*                            1,345           34,970
Henry Schein Inc.*                                        920           42,435
Human Genome Sciences Inc.*                             1,050           37,472
Parexel International Corp.*                            1,310           47,651
Somnus Medical Technologies*                            1,190            9,743
Renal Treatment Centers Inc.                            1,688           58,236
Viropharma Inc.*                                        1,310           30,457
                                                                   -----------
                                                                       260,964
                                                                   -----------

INDUSTRIAL SERVICES -- 0.5%
-------------------------------------------------------------------------------
American Disposal Services Inc.*                          760           35,625
Service Experts Inc.*                                     760           26,220
Waste Connections Inc.                                    455            9,043
                                                                   -----------
                                                                        70,888
                                                                   -----------

PRODUCER MANUFACTURING -- 0.2%
-------------------------------------------------------------------------------
Ha Lo Industries Inc.                                     835           25,989
                                                                   -----------

RETAIL -- 0.8%
-------------------------------------------------------------------------------
CD Now Inc.*                                              850           17,106
Men's Wearhouse Inc.*                                   1,485           49,005
Whole Foods Market Inc.*                                  830           50,215
                                                                   -----------
                                                                       116,326
                                                                   -----------

TRANSPORTATION -- 0.6%
-------------------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                           1,595           55,327
Hub Group Inc.*                                           475           10,034
United Road Services Inc.                               1,065           20,368
                                                                   -----------
                                                                        85,729
                                                                   -----------

TOTAL COMMON STOCKS                                                  2,215,167
                                                                   -----------
SHORT-TERM OBLIGATIONS -- 0.8%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
  5.40% due 7/01/98(+)                                                 109,715
                                                                   -----------
TOTAL SMALL CAP GROWTH
  (Identified Cost $1,936,395)                                       2,324,882
                                                                   -----------

SMALL CAP VALUE -- 14.3%
-------------------------------------------------------------------------------
COMMON STOCKS -- 13.8%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 1.3%
-------------------------------------------------------------------------------
Atchison Casting Corp.*                                 1,800           32,175
Carpenter Technology Corp.                                200           10,050
Keystone Consolidated Industries Inc.*                  2,400           28,500
LTV Corp.                                               4,400           42,075
Lone Star Technologies Inc.*                            1,300           19,825
M.A. Hanna Co.                                            700           12,819
Oil-Dri Corp. of America                                2,100           30,319
Tuscadora Inc.                                          1,300           20,637
                                                                   -----------
                                                                       196,400
                                                                   -----------
CAPITAL GOODS -- 2.5%
-------------------------------------------------------------------------------
American Buildings Co.*                                   800           23,800
Astro-Med Inc.                                          1,500           11,437
Commercial Intertech Corp.                              1,300           23,563
D.R. Horton Inc.                                        1,700           35,488
ESCO Electronics Corp.*                                 1,800           34,200
Global Industries Technologies Inc.*                    2,000           28,750
Hurco Co. Inc.*                                           700            5,075
JLG Industries Inc.                                     3,700           74,925
Perini Corp.*                                           1,300           11,131
Spedfam International Inc.*                             1,100           20,281
Ultrak Inc.*                                            3,500           29,750
United Industrial Corp.                                 3,500           45,500
Watts Industries Inc.                                     900           18,788
                                                                   -----------
                                                                       362,688
                                                                   -----------

CONSUMER BASICS -- 2.2%
-------------------------------------------------------------------------------
Cohr Inc.*                                              3,600           18,450
Depotech Corp.*                                         1,700            2,656
Dimon Inc.                                              3,500           39,375
EKGO Group Inc.*                                        5,700           44,888
MMI Companies Inc.                                      1,900           43,937
Matrix Pharmaceutical Inc.*                             4,600           20,125
Nash Finch Co.                                            600            9,037
Orthologic Corp.*                                       3,400           17,425
RLI Corp.                                                 375           15,258
Schultz Sav-O Stores Inc.                               1,400           22,750
Schweitzer-Mauduit
   International Inc.                                   1,100           31,900
Sola International Inc.*                                  300            9,859
Standard Commercial Corp.*                              4,726           51,986
                                                                   -----------
                                                                       327,646
                                                                   -----------

CONSUMER DURABLES -- 1.1%
-------------------------------------------------------------------------------
Coachmen Industries Inc.                                1,800           47,025
Flexsteel Industries Inc.                               1,200           16,800
Haskel International Inc.                               1,300           13,000
Keystone Automotive
   Industries Inc.*                                       500           11,563
Myers Industries Inc.                                   1,000           24,000
TBC Corp.*                                              1,100            7,287
Tropical Sportswear International Group*                1,100           23,375
West Inc.                                                 700           19,819
                                                                   -----------
                                                                       162,869
                                                                   -----------

CONSUMER NON-DURABLES -- 0.5 %
-------------------------------------------------------------------------------
Brookstone Inc.*                                        1,500           22,500
Haverty Furniture Companies Inc.                          700           15,487
Ridgeview Inc.*                                           100              600
Syms Corp.*                                             2,200           31,350
                                                                   -----------
                                                                        69,937
                                                                   -----------

CONSUMER SERVICES -- 0.5%
-------------------------------------------------------------------------------
Aztar Corp.*                                            4,500           30,656
Cannondale Corp.*                                       2,800           37,450
                                                                   -----------
                                                                        68,106
                                                                   -----------

ENERGY -- 0.6%
-------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                     500           19,906
Cliffs Drilling Co. *                                   1,000           32,813
Nuevo Energy Co. *                                      1,000           32,125
                                                                   -----------
                                                                        84,844
                                                                   -----------

FINANCE -- 1.2%
-------------------------------------------------------------------------------
Acceptance Insurance Co.*                               1,000           24,563
Allied Life Financial Corp.                             1,200           34,650
Centris Group Inc.                                      1,700           21,037
Matrix Capital Corp.*                                   1,300           35,100
Ocwen Asset Investment Corp.                              700           11,594
Penn-America Group Inc.                                 1,700           22,950
Presidential Life Corp.                                   500           10,687
Professionals Insurance Company Management Group*         300           11,250
                                                                   -----------
                                                                       171,831
                                                                   -----------

GENERAL BUSINESS -- 0.2%
-------------------------------------------------------------------------------
Ennis Business Forms Inc.                               2,100           24,412
Reynolds & Reynolds Co.                                   600           10,913
                                                                   -----------
                                                                        35,325
                                                                   -----------

MISCELLANEOUS -- 1.9%
-------------------------------------------------------------------------------
Aehr Test Systems*                                      2,600           15,519
Commonwealth Industries Inc.                            1,800           18,000
Conrad Industries Inc.*                                   400            4,550
Duckwall-ALCO Stores Inc.*                              1,200           21,000
Easco Inc.                                                500            5,031
Flowserve Corp.                                         1,000           24,625
Kevco Inc.*                                               800           17,650
Ladish Co. Inc.*                                        2,500           31,250
Manchester Equipment Co. Inc.*                          2,700           10,631
Motor Cargo Industries Inc.*                            2,500           26,563
PBOC Holdings Inc.*                                       800           11,050
Rockshox Inc.*                                          1,700            6,800
Rush Enterprises Inc.*                                  1,100           11,412
Siebels Bruce Group Inc.*                               3,700           27,288
Spacehab Inc.*                                          2,600           30,062
Spectralink Corp.*                                      2,400           10,500
Symons International Group Inc.                           900           16,875
Unisource Worldwide Inc.                                1,400           15,138
                                                                   -----------
                                                                       303,944
                                                                   -----------

SHELTER -- 0.5%
-------------------------------------------------------------------------------
Butler Manufacturing Co.                                  400           13,625
Engle Homes Inc.                                          700           10,938
Morgan Products Ltd.*                                   5,400           24,637
Patrick Industries Inc.                                 1,400           21,350
Southern Energy Homes Inc.*                               300            2,944
                                                                   -----------
                                                                        73,494
                                                                   -----------

TECHNOLOGY -- 0.9%
-------------------------------------------------------------------------------
Alliant Techsystems Inc.*                                 400           25,300
Interlink Computer Sciences Inc.*                       2,000            7,000
Komag Inc.*                                             7,500           40,078
RadiSys Corp.*                                            900           19,350
Read-Rite Corp.*                                        2,700           24,469
Trident Microsystems Inc.*                              2,500           13,281
                                                                   -----------
                                                                       129,478
                                                                   -----------

TRANSPORTATION -- 0.4%
-------------------------------------------------------------------------------
Fritz Companies Inc.*                                   3,300           44,137
Kenan Transport Co.                                       500           17,188
                                                                   -----------
                                                                        61,325
                                                                   -----------
TOTAL COMMON STOCKS                                                  2,047,887
                                                                   -----------
SHORT-TERM OBLIGATIONS -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
   5.40% due 7/01/98(+)                                                 78,373
                                                                   -----------
TOTAL SMALL CAP VALUE
   (Identified Cost $2,235,120)                                      2,126,260
                                                                   -----------

INTERNATIONAL EQUITY -- 21.0%
-------------------------------------------------------------------------------
COMMON STOCKS -- 20.5%
-------------------------------------------------------------------------------
AUSTRIA -- 0.2%
-------------------------------------------------------------------------------
Boehler Uddeholm                                          438           28,964
                                                                   -----------

AUSTRALIA -- 0.6%
-------------------------------------------------------------------------------
Australia & New Zealand Bank Group                      7,217           49,907
Pioneer International                                   9,570           22,871
Quantas Airways                                        11,162           16,837
                                                                   -----------
                                                                        89,615
                                                                   -----------

CANADA -- 0.7%
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                      1,465           47,090
Imasco Ltd.                                             2,560           47,232
Noranda Inc.                                              745           12,859
                                                                   -----------
                                                                       107,181
                                                                   -----------

FINLAND -- 0.4%
-------------------------------------------------------------------------------
The Rauma Group Oy                                        819           16,810
UPM-Kymmene Oy                                          1,480           40,773
                                                                   -----------
                                                                        57,583
                                                                   -----------

FRANCE -- 1.7%
-------------------------------------------------------------------------------
Elf Aquitaine                                             300           42,179
Lafarge Coppee                                            572           59,133
Pernod-Ricard                                             515           35,692
SEITA                                                   1,200           54,386
Societe Generale                                          313           65,078
                                                                   -----------
                                                                       256,468
                                                                   -----------

GERMANY -- 1.4%
-------------------------------------------------------------------------------
Bayer AG                                                  600           31,013
Buderus AG                                                 65           32,441
Commerzbank AG                                          1,335           50,855
Dragerwerk AG                                           1,300           31,068
Dyckerhoff AG                                             110           43,001
Vossloh AG                                                225           14,348
                                                                   -----------
                                                                       202,726
                                                                   -----------

GREAT BRITAIN -- 5.2%
-------------------------------------------------------------------------------
Abbey National                                          3,125           55,570
Allied Domecq PLC                                       5,316           49,973
B.A.T. Industries                                       5,880           58,907
BTR PLC                                                12,670           35,964
CGU                                                     3,125           58,335
Coats Viyella                                          23,490           28,828
Cookson Group                                          12,815           44,078
Elementis                                              12,267           31,542
Hanson                                                  9,194           55,917
Hillsdown Holdings                                     17,645           48,023
Hyder                                                     823           12,945
Lex Service                                             4,240           35,256
McKechnie                                               5,200           37,769
Medeva                                                 10,710           30,400
National Westminister Bank                              2,065           36,927
Powergen                                                2,629           36,346
Safeway                                                 5,100           33,423
Tate & Lyle                                             2,880           22,853
Tomkins                                                10,991           59,689
                                                                   -----------
                                                                       772,745
                                                                   -----------

HONG KONG -- 1.1%
-------------------------------------------------------------------------------
CLP Holdings, Ltd.                                      7,300           33,259
Dickson Concept Industries                              8,000           11,151
HSBC Holdings                                           1,100           26,904
Hang Lung Development Co.                              10,000            9,938
Hong Kong Telecommunications                            9,200           17,276
New World Development Co.                               3,000            5,808
South China Morning Post                               66,000           31,731
Swire Pacific                                           7,500           28,314
                                                                   -----------
                                                                       164,381
                                                                   -----------

IRELAND -- 0.6%
-------------------------------------------------------------------------------
Greencore Group                                         7,490           40,802
Jefferson Smurfit Group                                17,600           52,363
                                                                   -----------
                                                                        93,165
                                                                   -----------

ITALY -- 0.4%
-------------------------------------------------------------------------------
Eni Spa                                                 8,800           57,701
                                                                   -----------

JAPAN -- 2.2%
-------------------------------------------------------------------------------
Koito Manufacturing Co.                                 5,000           24,770
Kyocera Corp                                            1,100           53,938
MOS Food Services                                       2,300           27,446
Nichicon Corp.                                          3,000           33,630
Nintendo Co.                                              500           46,467
Promise Co.                                               900           37,166
Sony Corp.                                                400           34,570
Suzuki Motor Corp.                                      4,000           36,451
Yodogawa Steel Works                                    6,000           28,162
                                                                   -----------
                                                                       322,600
                                                                   -----------

NETHERLANDS -- 1.5%
-------------------------------------------------------------------------------
ABN Amro Holdings NV                                    1,740           40,745
Akzo Nobel NV                                             247           54,947
Hollandsche Beton Group                                 1,085           22,631
ING Group                                                 830           54,387
Koninklijke PTT NV                                        891           34,321
TNT Post Group                                            891           22,793
                                                                   -----------
                                                                       229,824
                                                                   -----------

NEW ZEALAND -- 0.1%
-------------------------------------------------------------------------------
Fletcher Challenge                                      8,020           10,016
                                                                   -----------

NORWAY -- 0.4%
-------------------------------------------------------------------------------
Kvaerner ASA                                              640           21,711
Nycomed Amersham*                                       5,650           42,018
                                                                   -----------
                                                                        63,729
                                                                   -----------

                                                     Shares/
                                                    Principal
Issuer                                                Amount         Value
-------------------------------------------------------------------------------
SPAIN -- 0.8%
-------------------------------------------------------------------------------
Banco Santander SA                                      2,620           67,059
Repsol SA                                               1,060           58,409
                                                                   -----------
                                                                       125,468
                                                                   -----------

SWEDEN -- 0.6%
-------------------------------------------------------------------------------
Electrolux AB                                           2,500           42,941
Getinge Industrier                                      2,195           44,858
                                                                   -----------
                                                        4,695           87,799
                                                                   -----------

SWITZERLAND -- 2.5%
-------------------------------------------------------------------------------
Credit Suisse Group                                       104           23,179
Forbo Holdings                                             91           46,392
Nestle SA                                                  25           53,589
Novartis                                                   29           48,337
Saurer AG                                                  46           47,084
Sig Holdings                                               60           48,934
Sulzer AG                                                  61           48,218
Swiss Re                                                   21           53,197
                                                                   -----------
                                                                       368,930
                                                                   -----------

UNITED STATES -- 0.1%
-------------------------------------------------------------------------------
Jardine Matheson                                        6,500           17,550
                                                                   -----------
TOTAL COMMON STOCKS                                                  3,056,445
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
  5.40% due 7/01/98(+)                                                  75,591
                                                                   -----------
TOTAL INTERNATIONAL EQUITY
  (Identified Cost $2,798,134)                                       3,132,036
                                                                   -----------

DOMESTIC FIXED INCOME -- 5.3%
-------------------------------------------------------------------------------
FIXED INCOME -- 5.3%
-------------------------------------------------------------------------------
CORPORATE BONDS -- 1.2%
-------------------------------------------------------------------------------
Allied Signal Inc. 6.20% due 2/01/08                    5,000            5,050
Atlantic City Electric Co.
  7.01% due 8/23/02                                    10,000           10,383
BB & T Corp. 6.38% due 6/30/05                         10,000            9,987
Century Telephone Enterprises Inc.
  6.30% due 1/1/08                                      5,000            4,930
Commonwealth Edison Electric Co.
  7.00%  due 7/01/05                                   11,000           11,463
Computer Associates International Inc.
  6.37% due 4/15/05                                     5,000            4,969
Conseco Inc. Medium Term Senior Notes
  6.40% due 6/15/01                                    10,000            9,994
Dayton Hudson Corp. 5.95% due 6/15/00                   5,000            4,998
Donaldson, Lufkin & Jenrette 6.63%
  due 6/01/08                                           5,000            5,000
Equitable Life Assurance 6.95% due 12/01/05             5,000            5,191
Ford Motor Co. 6.63% due 2/15/28                        5,000            5,004
GTE Corp. 6.36% due 4/15/06                             5,000            4,976
Jackson National Life Insurance Co.
  8.15% due 3/15/27                                    10,000           11,682
Lehman Brothers Holdings Inc.
  6.00% due 2/26/01                                     5,000            4,990
  6.15% due 3/15/00                                     5,000            5,012
Lockheed Martin Corp. 7.20% due 5/01/36                10,000           10,923
MCI Communications Group
  6.13% due 4/15/12                                    10,000            9,963
Norfolk Southern Corp.
  7.35% due 5/15/07                                     5,000            5,364
Occidental Petroleum Corp. 6.40% due 4/01/03             5,000            4,990
Pacificorp 6.38% due 5/15/08                            5,000            5,029
Philadelphia Electric Co. 7.13% due 9/01/02             5,000            5,158
  6.63% due 3/01/03                                     5,000            5,077
Sears Roebuck Corp. 6.00% due 3/20/03                   5,000            4,952
Suntrust Banks Inc.  6.00% due 1/15/28                  5,000            4,921
Union Pacific Resource Group
  6.50% due 5/15/05                                    10,000            9,924
                                                                   -----------
                                                                       169,930
                                                                   -----------

MORTGAGE BACKED -- 0.3%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  6.00% due 1/01/99                                    10,000            9,862
Federal National Mortgage Association
  7.35% due 8/17/21                                    10,000           10,677
JP Morgan Commercial Mortgage Finance Group
  6.37% due 1/15/30                                     5,000            4,924
Structured Asset Securities Corp.
  6.79% due 10/15/34                                   10,000           10,151
                                                                   -----------
                                                                        35,614
                                                                   -----------

U. S. TREASURY OBLIGATIONS -- 0.2%
-------------------------------------------------------------------------------
United States Treasury Bonds
  6.50% due 11/15/26                                   20,000           22,209
  6.375% due 8/15/27                                   10,000           10,981
                                                                   -----------
                                                                        33,190
                                                                   -----------

UNITED STATES TREASURY NOTES -- 3.6%
-------------------------------------------------------------------------------
  6.375% due 5/15/99                                   95,000           95,683
  5.875% due 11/15/99                                  77,000           77,349
  5.625% due 4/30/00                                   25,000           25,047
  6.25% due 1/31/02                                   100,000          102,234
  6.50% due 5/31/02                                   175,000          180,824
  5.50% due 3/31/03                                    40,000           39,975
  5.875% due 2/15/04                                   15,000           15,277
                                                                       536,389
                                                                   -----------

YANKEE BOND -- 0.0%
-------------------------------------------------------------------------------
Ontario Province, Canada
  7.00% due 8/04/05                                     5,000            5,294
                                                                   -----------
TOTAL FIXED INCOME                                                     780,417
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.0%
-------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note
  5.40% due 7/01/98(+)                                                   4,940
                                                                   -----------
TOTAL DOMESTIC FIXED INCOME
  (Identified Cost $773,278)                                           785,357
                                                                   -----------

                                                    Principal
Issuer                              Currency          Amount        Value
-------------------------------------------------------------------------------
INTERNATIONAL BOND -- 31.7%
-------------------------------------------------------------------------------
FIXED INCOME -- 18.6%
-------------------------------------------------------------------------------
AUSTRALIA -- 2.9%
-------------------------------------------------------------------------------
Australia Government Bonds
  8.75% due 8/15/08                    AUD            200,000      $   154,271
  7.50% due 9/15/09                    AUD            395,000          283,552
                                                                   -----------
                                                                       437,823
                                                                   -----------

CANADA -- 0.6%
-------------------------------------------------------------------------------
Canadian Government Bonds
  9.00% due 12/01/04                   CAD             50,000           40,641
  8.00% due 6/01/23                    CAD             54,000           48,934
                                                                   -----------
                                                                        89,575
                                                                   -----------

CROATIA -- 0.2%
-------------------------------------------------------------------------------
Republic of Croatia
  6.50% due 7/31/06                     $              36,978           33,003
                                                                   -----------

DENMARK-- 0.3%
-------------------------------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03                    DKK            300,000           49,947
                                                                   -----------

FRANCE-- 1.7%
-------------------------------------------------------------------------------
France Government Bonds
  7.75% due 10/25/05                   FRF            490,000           96,449
  5.25% due 4/25/08                    FRF            950,000          162,212
                                                                   -----------
                                                                       258,661
                                                                   -----------

GERMANY -- 0.2%
-------------------------------------------------------------------------------
Treuhandanstalt
  7.375% due 12/02/02                  DEM             45,000           27,894
                                                                   -----------

GREAT BRITAIN-- 3.9%
-------------------------------------------------------------------------------
U. K. Treasury
  8.50% due 12/07/05                   GBP            138,000          263,181
  7.25% due 12/07/07                   GBP            168,000          308,911
                                                                   -----------
                                                                       572,092
                                                                   -----------

GREECE -- 1.4%
-------------------------------------------------------------------------------
Republic of Greece
  12.80% due 6/17/03                   GRD          1,500,000            5,016
  11.00% due 10/23/03                  GRD          5,000,000           16,657
  8.80% due 6/19/07                    GRD         52,300,000          181,851
                                                                   -----------
                                                                       203,524
                                                                   -----------

ITALY -- 1.0%
-------------------------------------------------------------------------------
Republic of Italy
  6.00% due 1/01/00                    ITL         50,000,000           28,780
  6.75% due 7/01/07                    ITL        100,000,000           63,290
  7.25% due 11/01/26                   ITL         90,000,000           62,953
                                                                   -----------
                                                                       155,023
                                                                   -----------

JAPAN -- 2.9%
-------------------------------------------------------------------------------
Japan Government Bonds
  4.50% due 6/20/03                    JPY         11,000,000           92,673
  4.10% due 12/22/03                   JPY         15,000,000          125,342
  3.00% due 9/20/05                    JPY          6,000,000           48,193
  3.30% due 6/20/06                    JPY         20,000,000          164,504
                                                                   -----------
                                                                       430,712
                                                                   -----------

SPAIN -- 0.4%
-------------------------------------------------------------------------------
Spain Government Bonds
  6.00% due 1/31/08                    ESP          8,500,000           59,605
                                                                   -----------

SWEDEN-- 0.5%
-------------------------------------------------------------------------------
Kingdom of Sweden
  8.00% due 8/15/07                    SEK            500,000           76,565
                                                                   -----------

UNITED STATES-- 2.6%
-------------------------------------------------------------------------------
Government National Mortgage
  Association
  6.50% due 4/20/27                     $              80,704           82,130
SLM Student Loan Trust
  5.80% due 4/25/07                     $             100,000           99,972
United States Treasury Notes
  3.625% due 7/15/02                    $             202,916          200,695
                                                                   -----------
                                                                       382,797
                                                                   -----------
TOTAL FIXED INCOME                                                   2,777,221
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 13.1%
-------------------------------------------------------------------------------
AmeritechCorp. 5.52% due 7/13/98        $             100,000           99,816
Coca Cola Co. 5.59% due7/23/98          $             100,000           99,664
E. I. du Pont de Nemours & Co.
  5.51% due 7/14/98                     $             100,000           99,801
Federal Home Loan Mortgage Corp.
  5.40% due 7/01/98                     $              95,414           95,414
  5.46% due 7/14/98                     $             600,000          598,817
Federal National Mortgage Association
  5.50% due 7/30/98                     $             650,000          647,120
International Business Machines Corp.
  5.50% due 7/01/98                     $             100,000          100,000
KFW International Finance Inc.
  5.53% due 7/10/98                     $             100,000           99,862
Southwestern Public Service Co.
  5.50% due 7/17/98                     $             100,000           99,755
United States Treasury Bills
  5.02% due 8/20/98                     $              10,000            9,930
                                                                   -----------
                                                                     1,950,179
                                                                   -----------
TOTAL INTERNATIONAL BOND
  (Identified Cost $4,724,855)                                       4,727,400
                                                                   -----------

SHORT-TERM-- 3.7%
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 3.7%
-------------------------------------------------------------------------------
Federal Home Loan  Bank Discount Note
   5.40% due 7/01/98(+)                                                556,495
                                                                   -----------
TOTAL SHORT-TERM
  (Identified Cost $556,495)                                           556,495
                                                                   -----------
TOTAL INVESTMENTS
  (Identified Cost $15,712,591)                         112.6%      16,766,708

OTHER ASSETS,
 LESS LIABILITIES                                       (12.6)      (1,869,898)
                                                        -----      -----------
NET ASSETS                                              100.0%     $14,896,810
                                                        =====      ===========

*    Non-income Producing
(+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Note 5.40%, due 7/01/98 valued at $921,587, portions of which are separately listed by each Asset class.
(++) The Portfolio owns in aggregate 565 shares of E. I. du Pont de Nemours &
     Co. valued at $42,163.

FOREIGN CURRENCY LEGEND
--------------------------------
SYMBOL           COUNTRY
--------------------------------
AUD              Australia
CAD              Canada
DKK              Denmark
FRF              France
DEM              Germany
GBP              Great Britain
GRD              Greece
ITL              Italy
JPY              Japan
ESP              Spain
SEK              Sweden

CITISELECT VIP FOLIO 400
(Unaudited)

SWAP AGREEMENTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                           UNREALIZED
  NOTIONAL                                                               COUNTER          APPRECIATION/
   AMOUNT     CURRENCY      DESCRIPTION                                   PARTY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 28,720,746     GRD         To make or receive quarterly interest       Lehman Bros.        $(3,455)
                            payments in Greek Drachma through
                            3/13/2000 based on the difference
                            between A) a fixed rate of 13.77% over
                            B) the 6 month LIBOR rate

FUTURES CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                         NUMBER OF               EXPIRATION                    UNREALIZED
       CONTRACTS                         CONTRACTS                   DATE                      GAIN/LOSS
------------------------------------------------------------------------------------------------------------
U.K. Long Gilt 10-Year Bond                  1                   September-1998                    $(3)

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                                UNREALIZED
                                                MARKET       AGGREGATE        DELIVERY DATE    APPRECIATION
CURRENCY                         COUNTRY        VALUE        FACE VALUE        OF CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Austrian Schilling (Buy)         Austria       $ 40,078       $ 40,478           July-1998        $   (400)
Baht (Buy) ..........           Thailand         11,694         12,392           July-1998            (698)
Baht (Sell) .........           Thailand         11,694         11,246           July-1998            (448)
Belgian Franc (Buy) .            Belgium        104,815        107,636          August-1998         (2,821)
Canadian Dollar (Buy)            Canada           4,759          4,765           July-1998              (6)
Canadian Dollar (Sell)           Canada         223,663        224,631           July-1998             968
Canadian Dollar (Buy)            Canada         376,176        376,424          August-1998           (248)
Canadian Dollar (Sell)           Canada           9,524          9,851          August-1998            327
Deutsche Mark (Buy) .            Germany        628,372        626,130           July-1998           2,242
Deutsche Mark (Sell)             Germany         59,338         59,770           July-1998             432
Deutsche Mark (Buy) .            Germany         99,028         99,259          August-1998           (231)
Deutsche Mark (Sell)             Germany        332,135        337,461          August-1998          5,326
Deutsche Mark (Buy) .            Germany         58,493         58,607        September-1998          (114)
Deutsche Mark (Sell)             Germany         55,708         56,523        September-1998           815
Dollar (Buy) ........           Australia        33,533         35,267           July-1998          (1,734)
Drachma (Sell) ......            Greece          28,947         27,691          August-1998         (1,256)
Franc (Sell) ........            France         223,668        229,856           July-1998           6,188
Franc (Buy) .........            France         294,744        300,873          August-1998         (6,129)
Franc (Sell) ........            France          13,443         13,494          August-1998             51
Guilder (Sell) ......          Netherlands       24,186         24,777          August-1998           (591)
Guilder (Buy) .......          Netherlands      106,808        107,345        September-1998          (537)
Krone (Buy) .........            Denmark         17,341         17,446           July-1998            (105)
Krone (Buy) .........            Norway          68,545         68,955           July-1998            (410)
Krone (Sell) ........            Norway           4,438          4,513           July-1998              75
Krone (Sell) ........            Norway          98,113         99,044          August-1998            931
Krone (Buy) .........            Norway         188,056        192,673        September-1998        (4,617)
Krone (Sell) ........            Norway          58,292         58,881        September-1998           589
Krona (Buy) .........            Sweden          64,137         66,607           July-1998          (2,470)
Lira (Buy) ..........             Italy         307,882        309,074           July-1998          (1,192)
Markka (Buy) ........            Finland         17,166         17,364           July-1998            (198)
Markka (Buy) ........            Finland          4,570          4,614          August-1998            (44)
Peseta (Buy) ........             Spain         129,749        130,995           July-1998          (1,246)
Pound (Buy) .........         Great Britain     163,489        162,541           July-1998             948
Pound (Sell) ........         Great Britain     183,508        179,278           July-1998          (4,230)
Pound (Buy) .........         Great Britain      46,548         46,591        September-1998           (43)
Pound (Buy) .........            Ireland         15,360         15,476           July-1998            (116)
Swiss Franc (Buy) ...          Switzerland      272,911        279,515          August-1998         (6,604)
Swiss Franc (Sell) ..          Switzerland      251,662        258,982          August-1998          7,320
Won (Sell) ..........          South Korea        9,468          8,843          August-1998            625
Yen (Buy) ...........             Japan         563,647        590,523           July-1998         (26,876)
Yen (Sell) ..........             Japan         228,400        229,853           July-1998           1,453
Yen (Buy) ...........             Japan         253,078        253,346          August-1998           (268)
Yen (Sell) ..........             Japan           8,741          8,777          August-1998             36
Yen (Sell) ..........             Japan          92,671         90,482        September-1998        (2,189)
                                                                                                  --------
                                                                                                  $(37,495)
                                                                                                  ========

See notes to financial statements

CitiSelect VIP Folio 500
PORTFOLIO OF INVESTMENTS June 30, 1998
(Unaudited)

Issuer                                                  Shares       Value
-------------------------------------------------------------------------------
LARGE CAP GROWTH -- 11.0%
-------------------------------------------------------------------------------
COMMON STOCKS -- 10.5%
-------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
MANUFACTURER -- 1.2%
-------------------------------------------------------------------------------
Danaher Corp.                                             280      $    10,273
E I du Pont de Nemours & Co.(++)                          270           20,149
General Electric Co.                                      845           76,894
Illinois Tool Works                                       340           22,674
                                                                   -----------
                                                                       129,990
                                                                   -----------

COMMERCIAL SERVICES -- 0.2%
-------------------------------------------------------------------------------
Cintas Corp.                                              225           11,475
Interpublic Group Companies Inc.                          210           12,744
                                                                   -----------
                                                                        24,219
                                                                   -----------

CONSUMER DURABLES -- 0.1%
-------------------------------------------------------------------------------
Leggett & Platt Inc.                                      470           11,750
                                                                   -----------

CONSUMER NON-DURABLES -- 1.3%
-------------------------------------------------------------------------------
Clorox Co.                                                355           33,858
Coca Cola Co.                                             760           64,980
Gillette Co.                                              200           11,338
Procter & Gamble Co.                                      325           29,595
                                                                   -----------
                                                                       139,771
                                                                   -----------

CONSUMER SERVICES -- 0.6%
-------------------------------------------------------------------------------
Carnival Corp.                                            550           21,794
Clear Channel
   Communications*                                        205           22,370
Gannett Inc.                                              315           22,385
                                                                   -----------
                                                                        66,549
                                                                   -----------

ENERGY -- 0.1%
-------------------------------------------------------------------------------
Schlumberger Ltd.                                         165           11,272
                                                                   -----------

FINANCE -- 0.9%
-------------------------------------------------------------------------------
American International Group Inc.                         100           14,600
Federal National Mortgage Association                     420           25,515
Fifth Third Bancorp                                       120            7,560
MGIC Investment Corp.                                     185           10,556
State Street Corp.                                        180           12,510
U.S. Bancorp                                              270           11,610
Zions Bancorp                                             380           20,188
                                                                   -----------
                                                                       102,539
                                                                   -----------

HEALTHCARE -- 2.5%
-------------------------------------------------------------------------------
Cardinal Health Inc.                                      255           23,906
HBO & Co.                                                 650           22,913
Health Management Association*                            315           10,533
Johnson & Johnson                                         155           11,431
Lilly, Eli & Co.                                          215           14,203
Lincare Holdings Inc.*                                    400           16,825
Medtronic Inc.                                            395           25,181
Merck & Co.                                               280           37,450
Pfizer Inc.                                               330           35,867
Safeskin Corp.*                                           295           12,132
Schering Plough Corp.                                     320           29,320
Steris Corp.*                                             175           11,129
Warner Lambert Co.                                        390           27,056
                                                                   -----------
                                                                       277,946
                                                                   -----------

RETAIL -- 1.2%
-------------------------------------------------------------------------------
Bed, Bath & Beyond Inc.*                                  215           11,140
Gap Inc.                                                  257           15,838
Home Depot                                                330           27,411
Kohls Corp.*                                              405           21,009
Lowes Companies Inc                                       280           11,358
Wal Mart Stores Inc.                                      605           36,754
Walgreen Co.                                              340           14,045
                                                                   -----------
                                                                       137,555
                                                                   -----------

TECHNOLOGY -- 2.3%
-------------------------------------------------------------------------------
American Power Conversion Corp.                           350           10,500
Automatic Data Processing Inc.*                           290           21,134
BMC Software Inc.*                                        270           14,023
Cisco Systems Inc.*                                       322           29,644
Compuware Corp.*                                          230           11,759
EMC Corp.*                                                435           19,493
Intel Corp.                                               170           12,601
Linear Technology Corp.                                   145            8,745
Microsoft Corp.*                                          715           77,488
Parametric Technology Corp.*                              360            9,765
Paychex Inc.                                              442           17,984
Solectron Corp.*                                          260           10,936
Sun Guard Data Systems*                                   510           19,572
                                                                   -----------
                                                                       263,644
                                                                   -----------

UTILITIES -- 0.1%
-------------------------------------------------------------------------------
Ameritech Corp.                                           275           12,341
                                                                   -----------

  TOTAL COMMON STOCKS                                                1,177,576
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.5%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Notes
  5.40% due 7/01/98(+)                                                  52,329
                                                                   -----------
TOTAL LARGE CAP GROWTH
 (Identified Cost $959,727)                                          1,229,905
                                                                   -----------

LARGE CAP VALUE -- 10.1%
-------------------------------------------------------------------------------
COMMON STOCKS -- 9.8%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 0.9%
-------------------------------------------------------------------------------
Air Products &
   Chemicals Inc.                                         200            8,000
Cabot Corp.                                               200            6,463
Dow Chemical Co.                                          100            9,667
E. I. du Pont
   de Nemours & Co.(++)                                   200           14,925
FMC Corp.*                                                100            6,819
Great Lakes Chemical Corp.                                300           11,831
IMC Global Inc.                                           300            9,038
Inland Steel Industries Inc.                              400           11,275
Lubrizol Corp.                                            200            6,050
Rohm & Haas Co.                                           100           10,394
W R Grace & Co.*                                          300            5,119
Westvaco Corp.                                            200            5,650
                                                                   -----------
                                                                       105,231
                                                                   -----------

CAPITAL GOODS -- 0.9%
-------------------------------------------------------------------------------
Aeroquip Vickers Inc.                                     400           23,350
Caterpillar Inc.                                          200           10,575
Cummins Engine Inc.                                       400           20,500
Harnischfeger Industries Inc.                             500           14,156
Kennametal Inc.                                           300           12,525
Parker Hannifin Corp.                                     300           11,438
Tecumseh Products Co.                                     200           10,562
                                                                   -----------
                                                                       103,106
                                                                   -----------

CONSUMER BASICS -- 0.8%
-------------------------------------------------------------------------------
Columbia/HCA Healthcare Corp.                             500           14,563
IBP Inc.                                                  300            5,438
Mallinckrodt Inc.                                         300            8,906
Maxicare Health Plans Inc.*                               200            1,350
Philip Morris Companies Inc.                              600           23,625
RJR Nabisco Holdings Corp.                                600           14,250
Tenet Healthcare Corp.                                    200            6,250
Tupperware Corp.                                          200            5,625
Universal Foods Corp.                                     600           13,313
Vencor Inc.*                                              100              724
                                                                   -----------
                                                                        94,044
                                                                   -----------

CONSUMER DURABLES -- 1.1%
-------------------------------------------------------------------------------
Dana Corp.                                                200           10,700
Eaton Corp.                                               100            7,775
Ford Motor Co.                                            700           41,300
General Motors Corp.                                      500           33,406
Goodyear Tire and Rubber                                  400           25,775
                                                                   -----------
                                                                       118,956
                                                                   -----------

CONSUMER NON-DURABLES -- 1.0%
-------------------------------------------------------------------------------
Dillards Inc.                                             400           16,575
Federated Department Stores Inc.*                         100            5,381
Ross Stores Inc.                                          200            8,600
Russell Corp.                                             300            9,056
Sears Roebuck & Co.                                       200           12,213
Springs Industries Inc.                                   200            9,225
Toys "R" Us Inc.*                                         800           18,850
V F Corp.                                                 400           20,600
Venator Group*                                            400            7,650
                                                                   -----------
                                                                       108,150
                                                                   -----------

CONSUMER SERVICES -- 0.2%
-------------------------------------------------------------------------------
AMR Corp.*                                                100            8,325
Delta Airlines Inc.                                       100           12,925
                                                                   -----------
                                                                        21,250
                                                                   -----------

ENERGY -- 0.6%
-------------------------------------------------------------------------------
Atlantic Richfield Co.                                    200           15,625
British Petroleum PLC                                     200           17,650
Nabors Industries Inc.*                                   300            5,944
Phillips Petroleum Co.                                    200            9,638
Ultra Mar Diamond Shamrock                                300            9,468
YPF Sociedad Anonima                                      400           12,025
                                                                   -----------
                                                                        70,350
                                                                   -----------

FINANCE -- 2.4%
-------------------------------------------------------------------------------
Allstate Corp.                                            200           18,313
American General Corp.                                    200           14,238
Banc One Corp.                                            200           11,163
Case Corp.                                                600           28,950
Chase Manhattan Corp.                                     400           30,200
Cigna Corp.                                               300           20,700
Crestar Financial Corp.                                   100            5,456
Everest Reinsurance Holdings                              300           11,531
First Union Corp.                                         420           24,465
Foundation Health Systems*                                490           12,924
Hartford Financial Services Group                         100           11,438
Loews Corp.                                               100            8,713
Nationsbank Corp.                                         100            7,650
Old Republic
   International Corp.                                    450           13,191
Reliastar Financial Corp.                                 300           14,400
Republic NY Corp.                                         200           12,588
Transatlantic Holdings Inc.                               150           11,597
Washington Mutual Inc.                                    200            8,684
                                                                   -----------
                                                                       266,201
                                                                   -----------

GENERAL BUSINESS -- 0.1%
-------------------------------------------------------------------------------
Olsten Corp.                                              700            7,831
Standard Register                                         100            3,538
                                                                   -----------
                                                                        11,369
                                                                   -----------

MISCELLANEOUS -- 0.0%
-------------------------------------------------------------------------------
Raytheon Co.                                                1               58
                                                                   -----------

SHELTER -- 0.2%
-------------------------------------------------------------------------------
Owens Corning                                             500           20,406
                                                                   -----------

TECHNOLOGY -- 1.1%
-------------------------------------------------------------------------------
Arrow Electronics Inc.*                                   300            6,525
Avnet Inc.                                                200           10,938
Beckman Coulter Inc.                                      300           17,475
Electronic Data System Corp.                              400           16,000
International Business Machines                           300           34,444
Stratus Computer Inc.*                                    300            7,594
TRW Inc.                                                  300           16,388
Tektronix Inc.                                            450           15,917
                                                                   -----------
                                                                       125,281
                                                                   -----------

TRANSPORTATION -- 0.2%
-------------------------------------------------------------------------------
Burlington Northern Santa Fe Co.                          100            9,819
CSX Corp.                                                 200            9,100
                                                                   -----------
                                                                        18,919
                                                                   -----------

UTILITIES -- 0.3%
-------------------------------------------------------------------------------
Bell Atlantic Corp.                                       200            9,125
Cinergy Corp.                                             100            3,500
DTE Energy Co.                                            200            8,075
Duke Energy Co.                                           104            6,162
Entergy Corp.                                             200            5,750
GPU Inc.                                                  200            7,563
                                                                   -----------
                                                                        40,175
                                                                   -----------

TOTAL COMMON STOCKS                                                  1,103,496
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.3%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  5.40% due 7/01/98(+)                                                  35,159
                                                                   -----------

TOTAL LARGE CAP VALUE
  (Identified Cost $1,047,334)                                       1,138,655
                                                                   -----------

SMALL CAP GROWTH -- 17.9%
-------------------------------------------------------------------------------
COMMON STOCKS -- 17.1%
-------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 4.5%
-------------------------------------------------------------------------------
Abacus Direct Corp.*                                    1,090           56,612
AHL Services Inc.*                                        960           37,800
Cultural Access Worldwide                               1,115           10,871
Hetzler Group Inc.                                        825           30,216
Lamar Advertising Co.*                                  1,777           63,750
Metro Networks Inc.*                                      650           28,031
NFO Worldwide Inc.                                      1,645           29,302
Probusiness Services Inc.*                                340           15,895
Professional Detailing Inc.                               820           20,398
Profit Recovery Group International Inc.*               1,795           50,148
Rental Service Corp.*                                   1,770           59,516
Romac International Inc.*                               1,140           34,628
Suiza Foods Corp.*                                        735           43,870
Wilmar Industries Inc.                                    930           23,714
                                                                   -----------
                                                                       504,751
                                                                   -----------

COMMODITIES & PROCESSING -- 0.6%
-------------------------------------------------------------------------------
ITEQ Inc.*                                              2,520           18,743
OM Group Inc.                                             930           38,362
Synthetic Industries Inc.*                                920           13,398
                                                                   -----------
                                                                        70,503
                                                                   -----------

CONSUMER DURABLES -- 0.5%
-------------------------------------------------------------------------------
American Italian Pasta Co.                                415           15,459
Tower Automotive Inc.*                                    830           35,586
                                                                   -----------
                                                                        51,045
                                                                   -----------

CONSUMER NON-DURABLES -- 0.2%
-------------------------------------------------------------------------------
Beringer Wine Estates Holdings*                           575           25,336
                                                                   -----------

CONSUMER SERVICES -- 1.7%
-------------------------------------------------------------------------------
Central Packing Corp.                                   1,175           54,638
Gray Communications Systems Inc.                        1,025           31,647
Heftel Broadcasting Corp.*                                905           40,499
Premier Parks Inc.*                                       890           59,296
SFX Entertainment Inc.                                    295           13,532
                                                                   -----------
                                                                       199,612
                                                                   -----------

ELECTRONICS/TECHNICAL SERVICES -- 2.8%
-------------------------------------------------------------------------------
Anicom Inc.                                               465            6,917
CDW Computer Centers Inc.                                 735           36,750
ETEC Systems Inc.*                                        710           24,983
Harbinger Corp.*                                        1,027           24,841
Inacom Corp.*                                             995           31,591
PC Connection Inc.*                                       385            5,871
QAD Inc.*                                               1,790           16,110
Renaissance Worldwide Inc.*                             1,940           42,195
Sapient Corp.*                                            515           27,166
Sipex Corp.*                                            1,180           25,370
Tier Technologies Inc.*                                 1,270           22,622
Whittman Hart Inc.*                                       975           47,166
                                                                   -----------
                                                                       311,582
                                                                   -----------

ENERGY/MINERAL -- 0.7%
-------------------------------------------------------------------------------
Forcenergy Inc.*                                        1,715           30,548
Key Energy Group Inc.*                                  1,435           18,834
Lomak Petroleum Inc.                                    2,365           24,685
                                                                   -----------
                                                                        74,067
                                                                   -----------

FINANCE -- 1.8%
-------------------------------------------------------------------------------
Executive Risk Inc.                                       660           48,675
First Republic Bank of San Francisco                      560           20,230
Litchfield Financial Corp.                                570           11,970
Medallion Financial Corp.                                 810           22,275
Metris Companies Inc.                                     825           52,594
Sirrom Capital Corp.                                    1,825           47,450
                                                                   -----------
                                                                       203,194
                                                                   -----------

HEALTH SERVICES/TECHNOLOGY -- 2.0%
-------------------------------------------------------------------------------
Concentra Managed Care Inc.*                            1,180           30,680
Henry Schein Inc.*                                        800           36,900
Human Genome Sciences Inc.                                960           34,260
Parexel International Corp.                             1,105           40,194
Somnus Medical Technology*                              1,075            8,802
Renal treatment Centers Inc.                            1,553           53,579
Viropharma Inc.*                                        1,095           25,458
                                                                   -----------
                                                                       229,873
                                                                   -----------

INDUSTRIAL SERVICES -- 0.6%
-------------------------------------------------------------------------------
American Disposal Services Inc.*                          660           30,938
Service Experts Inc.*                                     675           23,288
Waste Connections Inc.                                    395            7,850
                                                                   -----------
                                                                        62,076
                                                                   -----------

PRODUCER MANUFACTURING -- 0.2%
-------------------------------------------------------------------------------
Ha Lo Industries Inc.                                     710           22,097
                                                                   -----------

RETAIL TRADE -- 0.9%
-------------------------------------------------------------------------------
CD Now Inc.*                                              735           14,792
Men's Wearhouse Inc.*                                   1,272           41,976
Whole Foods Market Inc.*                                  745           45,073
                                                                   -----------
                                                                       101,841
                                                                   -----------

TRANSPORTATION -- 0.6%
-------------------------------------------------------------------------------
Eagle U.S.A. Airfreight Inc.*                           1,435           49,777
Hub Group Inc.*                                           385            8,133
United Road Services Inc.                                 985           18,838
                                                                   -----------
                                                                        76,748
                                                                   -----------

TOTAL COMMON STOCKS                                                  1,932,725
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.8%
-------------------------------------------------------------------------------
Federal Home Loan Bank  Consumer Discount Notes
  5.40% due 7/01/98(+)                                                  84,913
                                                                   -----------
TOTAL SMALL CAP GROWTH
  (Identified Cost $1,615,874)                                       2,017,638
                                                                   -----------

-------------------------------------------------------------------------------
SMALL CAP VALUE -- 16.2%
-------------------------------------------------------------------------------
COMMON STOCKS -- 15.9%
-------------------------------------------------------------------------------
BASIC INDUSTRIES -- 1.5%
-------------------------------------------------------------------------------
Atchison Casting Corp.*                                 1,400           25,025
Carpenter Technology Corp.                                200           10,050
Keystone Consolidated Industries Inc.*                  2,600           30,875
Lone Star Technologies Inc.*                              900           13,725
LTV Corp.                                               5,000           47,813
MA Hanna Co.                                              500            9,156
Oil-Dri Corp. of America 1,800                         25,988
Tuscarora Inc.                                            500            7,937
                                                                   -----------
                                                                       170,569
                                                                   -----------

CAPITAL GOODS -- 3.1%
-------------------------------------------------------------------------------
American Buildings Co.*                                   900           26,775
Astro-Med Inc.                                          1,600           12,200
Commercial Intertech Corp.                              1,500           27,188
D.R. Horton Inc.                                        1,700           35,488
ESCO Electronics Corp.*                                 2,000           38,000
Global Industrial Technologies Inc.*                    1,900           27,313
Hurco Inc.*                                               600            4,350
JLG Industries Inc.                                     3,200           64,800
Perini Corp.*                                           1,100            9,417
Speedfam International Inc.*                            1,000           18,438
Ultrak Inc.*                                            3,200           27,200
United Industrial Corp.                                 3,400           44,200
Watts Industrial Inc.                                     400            8,350
                                                                   -----------
                                                                       343,719
                                                                   -----------

CONSUMER BASICS -- 2.6%
-------------------------------------------------------------------------------
Cohr Inc.*                                              3,300           16,913
Depotech Corp.*                                         1,400            2,188
Dimon Inc.                                              2,800           31,500
EKCO Group Inc.*                                        4,500           35,438
MMI Companies Inc.                                      2,100           48,563
Matrix Pharmaceuticals Inc.*                            4,500           19,688
Nash Finch Co.                                            500            7,531
Orthologic Corp.*                                       4,000           20,500
RLI Corp.                                                 375           15,258
Schultz Sav-O Stores Inc.                               1,500           24,375
Schweitzer-Mauduit International Inc.                     900           26,100
Sola International Inc.*                                  100            3,286
Standard Commercial Corp.*                              4,123           45,351
                                                                   -----------
                                                                       296,691
                                                                   -----------

CONSUMER DURABLES -- 1.2%
-------------------------------------------------------------------------------
Coachmen Industries Inc.                                1,400           36,575
Flexsteel Industries Inc.                                 800           11,200
Haskel International Inc.                               1,500           15,000
Keystone Automotive Industry Inc.*                        600           13,875
Myers Industries Inc.                                     900           21,600
TBC Corp.*                                                800            5,300
Tropical Sportwear International Corp.*                   700           14,875
West Inc.                                                 600           16,988
                                                                   -----------
                                                                       135,413
                                                                   -----------

CONSUMER NON-DURABLES -- 0.7%
-------------------------------------------------------------------------------
Brookstone Inc.*                                        1,600           24,000
Haverty Furniture Companies Inc.                          800           17,700
Ridgeview Inc.*                                           100              600
Syms Corp.*                                             2,400           34,200
                                                                   -----------
                                                                        76,500
                                                                   -----------

CONSUMER SERVICES -- 0.4%
------------------------------------------------------------------------------
Aztar Corp.*                                            3,300           22,481
Cannondale Corp.*                                       2,100           28,088
                                                                  ------------
                                                                        50,569
                                                                  ------------
ENERGY -- 0.6%
------------------------------------------------------------------------------
Atwood Oceanics Inc.*                                     300           11,944
Cliffs Drilling Co.*                                      700           22,969
Nuevo Energy Co.*                                         900           28,912
                                                                  ------------
                                                                        63,825
                                                                  ------------

FINANCE -- 1.4%
------------------------------------------------------------------------------
Acceptance Insurance Co.*                                 900           22,106
Allied Life Financial Corp.                             1,100           31,763
Centris Group Inc.                                      1,600           19,800
Matrix Capital Corp.*                                   1,200           32,400
Ocwen Asset Investment Corp.                              800           13,250
Penn-America Group Inc.                                 1,400           18,900
Presidential Life Corp.                                   400            8,550
Professionals Insurance Company Management
  Group*                                                  200            7,500
                                                                   -----------
                                                                       154,269
                                                                   -----------

GENERAL BUSINESS -- 0.3%
------------------------------------------------------------------------------
Ennis Business Forms Inc.                               2,000           23,250
Reynolds & Reynolds Co.                                   300            5,456
                                                                   -----------
                                                                        28,706
                                                                   -----------

MISCELLANEOUS -- 2.2%
------------------------------------------------------------------------------
Aehr Test Systems*                                      2,500           14,922
Commonwealth Industries Inc.                            1,300           13,000
Conrad Industries Inc.*                                   300            3,413
Duckwall-ALCO Stores Inc.*                              1,200           21,000
Easco Inc.                                                500            5,031
Flowserve Corp.                                           900           22,163
Kevco Inc.*                                               800           17,650
Ladish Co. Inc.*                                        1,900           23,750
Manchester Equipment Co. Inc.*                          2,400            9,450
Motor Cargo Industries Inc.*                            2,200           23,375
PBOC Holdings*                                            700            9,669
Rockshox Inc.*                                            800            3,200
Rush Enterprises Inc.*                                    800            8,300
Seibels Bruce Group Inc.*                               2,500           18,438
Spacehab Inc.*                                          2,900           33,531
Spectralink Corp.*                                        400            1,750
Symons International Group Inc.*                          500            9,375
Unisource Worldwide Inc.                                1,100           11,892
                                                                   -----------
                                                                       249,909
                                                                   -----------

SHELTER -- 0.7%
-------------------------------------------------------------------------------
Butler Manufacturing Co.                                  400           13,625
Eagle Homes Inc.                                          600            9,375
Morgan Products Ltd.*                                   6,400           29,200
Patrick Industries Inc.                                 1,300           19,825
Southern Energy Homes Inc.*                               300            2,944
                                                                   -----------
                                                                        74,969
                                                                   -----------

TECHNOLOGY -- 0.8%
-------------------------------------------------------------------------------
Alliant Techsystems Inc.*                                 300           18,975
Interlink Computer Sciences Inc.*                       2,100            7,350
Komag Inc.*                                             5,600           29,925
Radisys Corp.*                                            700           15,050
Read-Rite Corp.*                                        2,400           21,750
Trident Microsystems Inc.*                              1,000            5,313
                                                                   -----------
                                                                        98,363
                                                                   -----------

TRANSPORTATION -- 0.4%
-------------------------------------------------------------------------------
Fritz Companies Inc.*                                   2,700           36,113
Kenan Transport Co.                                       200            6,875
                                                                   -----------
                                                                        42,988
                                                                   -----------

TOTAL COMMON STOCKS                                                  1,786,490
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 0.3%
-------------------------------------------------------------------------------
Federal Home Loan Bank Consumer Discount Note
  5.40% due 7/01/98(+)                                                  34,499
                                                                   -----------

TOTAL SMALL CAP VALUE
  (Identified Cost $1,936,997)                                       1,820,939
                                                                   -----------

INTERNATIONAL EQUITY -- 31.6%
-------------------------------------------------------------------------------
COMMON STOCKS -- 31.6%
-------------------------------------------------------------------------------
Austria -- 0.3%
-------------------------------------------------------------------------------
Boehler Uddeholm                                          555           36,701
                                                                   -----------

AUSTRALIA -- 1.0%
-------------------------------------------------------------------------------
Australia & New Zealand Bank Group                      8,215           56,808
Pioneer International                                  12,440           29,730
Quantas Airways                                        16,990           25,628
                                                                   -----------
                                                                       112,166
                                                                   -----------

CANADA -- 1.3%
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce                      1,800           57,857
Imasco Ltd.                                             3,320           61,254
Noranda Inc.                                            1,620           27,962
                                                                   -----------
                                                                       147,073
                                                                   -----------

FINLAND -- 0.6%
-------------------------------------------------------------------------------
The Rauma Group Oy                                        875           17,960
UPM-Kymmene Oy                                          1,955           53,859
                                                                   -----------
                                                                        71,819
                                                                   -----------

FRANCE -- 2.7%
-------------------------------------------------------------------------------
Elf Aquitaine                                             390           54,832
Lafarge Coppee                                            677           69,988
Pernod-Ricard                                             651           45,118
SEITA                                                   1,190           53,933
Societe Generale                                          372           77,344
                                                                   -----------
                                                                       301,215
                                                                   -----------

GERMANY -- 2.2%
-------------------------------------------------------------------------------
Bayer AG                                                  685           35,406
Buderus AG                                                 75           37,432
Commerzbank AG                                          1,700           64,759
Dragerwerk AG                                           1,700           40,628
Dyckerhoff AG                                             130           50,819
Vossloh AG                                                295           18,812
                                                                   -----------
                                                                       247,856
                                                                   -----------

GREAT BRITAIN -- 8.5%
-------------------------------------------------------------------------------
Abbey National                                          3,710           65,972
Allied Domecq PLC                                       6,370           59,881
British Tire & Rubber                                  17,367           49,296
BAT Industries                                          6,790           68,024
Coats Viyella                                          29,250           35,896
CGU                                                     3,790           70,749
Cookson Group                                          15,200           52,282
Elementis                                               9,897           25,449
Hanson                                                 10,557           64,206
Hillsdown Holdings                                     21,015           57,195
Hyder                                                   2,970           46,714
Lex Service                                             4,920           40,910
Mckechnie 6,900                                        50,116
Medeva                                                 12,460           35,368
National Westminster Bank                               2,445           43,723
Powergen                                                3,380           46,729
Safeway                                                 6,720           44,040
Tate & Lyle                                             3,890           30,868
Tomkins                                                12,720           69,077
                                                                   -----------
                                                                       956,495
                                                                   -----------

HONG KONG -- 1.5%
-------------------------------------------------------------------------------
China Light & Power                                     8,500           38,726
HSBC Holdings                                           1,500           36,687
Hang Lung Development Co.                              16,000           15,901
Hong Kong Telecomm                                     14,600           27,417
New World Development Co.                               5,000            9,680
South China Morning Post                                5,900            2,837
Swire Pacific                                          10,000           37,751
                                                                   -----------
                                                                       168,999
                                                                   -----------

IRELAND -- 1.0%
-------------------------------------------------------------------------------
Greencore Group                                          8660           47,176
Jefferson Smurfit Group                                21,695           64,546
                                                                   -----------
                                                                       111,722
                                                                   -----------

ITALY -- 0.5%
-------------------------------------------------------------------------------
Eni Spa                                                 9,000           59,012
                                                                   -----------

JAPAN -- 3.1%
-------------------------------------------------------------------------------
Koito Manufacturing Co.                                 6,000           29,724
Kyocera Corp.                                           1,100           53,938
MOS Food Services                                         200            2,387
Nichicon Corp.                                          4,000           44,840
Nintendo Co.                                              500           46,467
Promise Co.                                             1,100           45,426
Sony Corp.                                                500           43,213
Suzuki Motor Corp.                                      5,000           45,563
Yodogawa Steel Works                                    7,000           32,856
                                                                   -----------
                                                                       344,414
                                                                   -----------

NETHERLANDS -- 2.6%
-------------------------------------------------------------------------------
ABN Amro Holdings NV                                    2,390           55,966
Akzo Nobel NV                                             317           70,519
Hollandsche Beton Group                                   600           12,515
ING Group                                               1,092           71,555
Koninklijke PTT NV                                      1,200           46,223
TNT Post Group                                          1,200           30,697
                                                                   -----------
                                                                       287,475
                                                                   -----------

NEW ZEALAND -- 0.1%
-------------------------------------------------------------------------------
Fletcher Challenge                                     11,460           14,312
                                                                   -----------

NORWAY -- 0.7%
-------------------------------------------------------------------------------
Kvaerner ASA                                              735           24,933
Nycomed Amersham*                                       6,322           47,016
                                                                   -----------
                                                                        71,949
                                                                   -----------

SINGAPORE -- 0.2%
-------------------------------------------------------------------------------
Jardine Matheson                                        8,200           22,140
                                                                   -----------

SPAIN -- 0.6%
-------------------------------------------------------------------------------
Banco Santander SA                                      2,722           69,670
                                                                   -----------

SWEDEN -- 0.8%
-------------------------------------------------------------------------------
Electrolux 3,400                                       58,400
Getinge Industrier                                      1,719           35,130
                                                                   -----------
                                                                        93,530
                                                                   -----------

SWITZERLAND -- 3.9%
-------------------------------------------------------------------------------
Credit Suisse Group                                       123           27,414
Forbo Holdings                                            108           55,059
Nestle SA                                                  29           62,163
Novartis AG                                                33           55,004
Saurer                                                     52           53,226
Sig Holding                                                75           61,167
Sulzer                                                     82           64,818
Swiss Re                                                   25           63,330
                                                                   -----------
                                                                       442,181
                                                                   -----------

TOTAL COMMON STOCKS                                                  3,558,729
                                                                   -----------

TOTAL INTERNATIONAL EQUITY
  (Identfied Cost $3,150,295)                                        3,558,729
                                                                   -----------


                                                     Principal
Issuer                              Currency           Amount        Value
-------------------------------------------------------------------------------
INTERNATIONAL BOND -- 16.4%
-------------------------------------------------------------------------------
FIXED INCOME -- 11.0%
-------------------------------------------------------------------------------
AUSTRALIA -- 1.7%
-------------------------------------------------------------------------------
Commonwealth of Australia
  13.00% due 7/15/00                   AUD              5,000           53,521
  10.00% due 10/15/07                  AUD             20,000           16,335
  8.75% due 8/15/08                    AUD             50,000           38,568
  7.50% due 9/15/09                    AUD            120,000           86,142
                                                                   -----------
                                                                       194,566
                                                                   -----------

CANADA -- 0.2%
-------------------------------------------------------------------------------
Canadian Government
  8.00% due 6/01/23                    CAD             19,000           17,218
                                                                   -----------

DENMARK -- 0.2%
-------------------------------------------------------------------------------
Kingdom of Denmark
  8.00% due 5/15/03                    DKK            150,000           24,973
                                                                   -----------

FRANCE -- 0.9%
-------------------------------------------------------------------------------
Government of France
  7.75% due 10/25/05                   FRF            360,000           70,860
  5.25% due 4/25/08                    FRF            162,000           27,662
                                                                   -----------
                                                                        98,522
                                                                   -----------

GREAT BRITAIN -- 2.5%
-------------------------------------------------------------------------------
U. K. Treasury
  8.50% due 12/07/05                   GBP             50,000           95,356
  7.25% due 12/07/07                   GBP             75,000          137,907
  9.00% due 12/07/07                   GBP             21,000           43,467
                                                                   -----------
                                                                       276,730
                                                                   -----------

GREECE -- 0.7%
-------------------------------------------------------------------------------
Republic of Greece
  11.00 due 10/23/03                   GRD          2,000,000            6,663
  12.80 due 6/17/03                    GRD            300,000            1,003
  8.80 due 6/19/07                     GRD         19,800,000           68,846
                                                                   -----------
                                                                        76,512
                                                                   -----------

ITALY -- 0.5%
-------------------------------------------------------------------------------
Republic of Italy
  6.00% due 1/01/00                    ITL         50,000,000           28,780
  7.25% due 11/01/26                   ITL         35,000,000           24,482
                                                                   -----------
                                                                        53,262
                                                                   -----------

JAPAN -- 1.6%
-------------------------------------------------------------------------------
Government of Japan
  4.10% due 12/22/03                   JPY         15,000,000          125,342
  3.30% due 6/20/06                    JPY          7,500,000           61,689
                                                                   -----------
                                                                       187,031
                                                                   -----------

SPAIN -- 0.2%
-------------------------------------------------------------------------------
Government of Spain
  10.00% due 1/31/08                   ESP          3,750,000           26,296
                                                                   -----------

SWEDEN -- 1.2%
-------------------------------------------------------------------------------
Kingdom of Sweden
  10.25% due 5/05/00                   SEK          1,000,000          138,373
                                                                   -----------

UNITED STATES -- 1.3%
-------------------------------------------------------------------------------
Government National
 Mortgage Association
 6.50% due 04/20/27                     $              40,352           41,065
United States Treasury Notes
  3.625% due 7/15/02                    $             101,458          100,348
                                                                   -----------
                                                                       141,413
                                                                   -----------

TOTAL FIXED INCOME                                                   1,234,896
                                                                   -----------

SHORT-TERM OBLIGATIONS -- 5.4%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Notes
  5.40% due 7/01/98(+)                  $              15,192           15,192
Federal Home Loan
  Mortgage Discount Notes
  5.46% due 7/27/98                     $             300,000          298,817
Federal Home Loan
  Mortgage Discount Notes
  5.44% due 8/07/98                     $             200,000          198,882
Federal National Mortgage
  Association Discount Note
  5.50% due 7/30/98                     $             100,000           99,557
                                                                   -----------
                                                                       612,448
                                                                   -----------

TOTAL INTERNATIONAL BOND
  (Identified Cost $1,855,900)                                       1,847,344
                                                                   -----------

SHORT-TERM -- 3.9%
-------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS -- 3.9%
-------------------------------------------------------------------------------
Federal Home Loan Bank
  Consumer Discount Note
  5.40% due 7/01/98(+)                                                 441,956
                                                                   -----------
TOTAL SHORT-TERM
  (Identified Cost $441,956)                                           441,956
                                                                   -----------

Issuer                                                                Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS
  (Identified Cost $11,008,083)                         107.1%     $12,055,166
                                                                   -----------

OTHER ASSETS
  LESS LIABILITIES                                       (7.1)        (799,089)
                                                        -----      -----------
NET ASSETS                                              100.0%     $11,256,077
                                                        =====      ===========

*    Non income producing
(+) The Portfolio owns in aggregate Federal Home Loan Bank Discount Notes 5.40%, due 7/01/98 valued at $664,048, portions of which are listed separately by each Asset class.
(++)The Portfolio owns in aggregate 470 shares of E I du Pont de Nemours & Co.
     valued at $35,074.

See notes to financial statements

Foreign Currency Legend
-------------------------------
Symbol           Country
-------------------------------
AUD              Australia
CAD              Canada
DKK              Denmark
FRF              France
DEM              Germany
GBP              Great Britain
GRD              Greece
ITL              Italy
JPY              Japan
ESP              Spain
SEK              Sweden

CitiSelect VIP Folio 500
(Unaudited)

SWAP AGREEMENTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                           UNREALIZED
  NOTIONAL                                                               COUNTER          APPRECIATION/
   AMOUNT     CURRENCY      DESCRIPTION                                   PARTY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
 13,916,238     GRD         To make or receive quarterly interest       Lehman Bros.        $(1,672)
                            payments in Greek Drachma through
                            3/13/2000 based on the difference
                            between A) a fixed rate of 13.77% over
                            B) the 6 month LIBOR rate

FORWARD CURRENCY CONTRACTS WHICH WERE OPEN AT JUNE 30, 1998 ARE AS FOLLOWS:
                                                                                                UNREALIZED
                                                MARKET       AGGREGATE        DELIVERY DATE    APPRECIATION
CURRENCY                         COUNTRY        VALUE        FACE VALUE        OF CONTRACTS    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
Baht (Buy) ..........           Thailand       $  4,677       $  4,957           July-1998        $   (280)
Baht (Sell) .........           Thailand          4,677          4,498           July-1998            (179)
Deutsche Mark (Buy) .            Germany         52,150         52,108           July-1998              42
Deutsche Mark (Sell)             Germany         51,574         51,980           July-1998             406
Deutsche Mark (Buy) .            Germany        236,445        242,078          August-1998         (5,633)
Deutsche Mark (Buy) .            Germany         19,498         19,536        September-1998           (38)
Deutsche Mark (Sell)             Germany        131,296        132,970          August-1998          1,674
Dollar (Buy) ........           Australia        12,420         13,063           July-1998            (643)
Dollar (Buy) ........            Canada         136,730        137,311          August-1998           (581)
Dollar (Sell) .......            Canada          82,939         83,305           July-1998             366
Drachma (Sell) ......            Greece          11,032         10,567          August-1998           (465)
Franc (Buy) .........            Belgium         38,409         39,461          August-1998         (1,052)
Franc (Buy) .........            France          45,306         46,566          August-1998         (1,260)
Franc (Sell) ........            France           3,153          3,165          August-1998             12
Franc (Buy) .........          Switzerland      107,571        110,196          August-1998         (2,625)
Franc (Sell) ........          Switzerland      100,266        102,627          August-1998          2,361
Guilder (Buy) .......          Netherlands          494            495          August-1998             (1)
Guilder (Buy) .......          Netherlands       55,876         56,158        September-1998          (282)
Guilder (Sell) ......          Netherlands        8,391          8,631          August-1998            240
Krone (Sell) ........            Norway          20,128         20,331        September-1998           203
Krone (Buy) .........            Norway          60,247         61,504        September-1998        (1,257)
Krone (Sell) ........            Norway          33,967         34,290          August-1998            323
Krone (Buy) .........            Norway          28,593         28,764           July-1998            (171)
Krone (Buy) .........            Danish           2,186          2,196           July-1998             (10)
Krone (Sell) ........            Danish           2,477          2,497           July-1998              20
Krona (Buy) .........            Sweden          13,932         13,913           July-1998              19
Krona (Sell) ........            Sweden         130,156        135,392           July-1998           5,236
Lira (Buy) ..........             Italy         112,945        113,386           July-1998            (441)
Lira (Sell) .........             Italy             318            319           July-1998               1
Markka (Buy) ........            Finland          9,313          9,425           July-1998            (112)
Peseta (Buy) ........             Spain          47,395         47,866           July-1998            (471)
Pound (Buy) .........         Great Britain      15,014         14,989           July-1998              25
Pound (Buy) .........         Great Britain      13,300         13,305        September-1998            (5)
Pound (Sell) ........         Great Britain       5,006          4,927           July-1998             (79)
Pound (Buy) .........            Ireland          5,585          5,627           July-1998             (42)
Schilling (Buy) .....            Austria         14,673         14,828           July-1998            (155)
Won (Buy) ...........             Korea           3,642          3,401          August-1998            241
Yen (Buy) ...........             Japan         278,991        292,368           July-1998         (13,377)
Yen (Sell) ..........             Japan          39,369         39,875           July-1998             506
Yen (Buy) ...........             Japan          38,285         38,510          August-1998           (225)
Yen (Sell) ..........             Japan           3,642          3,657          August-1998             15
Yen (Sell) ..........             Japan          95,766         93,964        September-1998        (1,802)
                                                                                                  --------
                                                                                                  $(19,496)
                                                                                                  ========

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                   CITISELECT(R) CITISELECT(R)  CITISELECT(R)   CITISELECT(R)
                                                                       VIP            VIP            VIP             VIP
JUNE 30, 1998 (Unaudited)                                            FOLIO 200     FOLIO 300      FOLIO 400       FOLIO 500
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (Note1A) (Identified Cost, $14,624,463
 $22,483,775, $15,712,591 and $11,008,083 respectively)             $15,212,785   $23,522,818    $16,766,708    $12,055,166
Foreign currency, (cost $15,370, $37,798, $51,260 and $53,851
 respectively) at value                                                  15,522        38,116         51,833         53,459
Cash                                                                      1,177         1,196            746             --
Receivable for securities sold                                          266,650       625,178        396,847        173,047
Receivable for forward contracts                                         34,919        29,334         28,326         11,690
Dividends receivable                                                      5,367        15,759         16,098         19,705
Interest receivable                                                      95,801       123,595         46,286         19,550
Receivable from sub-administrator (Note 6)                               74,600        78,823         81,029         75,759
Variation margin receivable                                               1,536           794            534             --
Other assets                                                              1,216         3,999          9,842          8,858
--------------------------------------------------------------------------------------------------------------------------------
  Total assets                                                       15,709,573    24,439,612     17,398,249     12,417,234
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                      2,007,496     3,418,055      2,349,921      1,028,744
Payable for forward contracts                                            59,332        94,447         65,821         31,186
Payable for swap agreements                                               3,616         3,711          3,455          1,672
Accrued expenses and other liabilities                                   77,263        75,509         82,242         99,555
--------------------------------------------------------------------------------------------------------------------------------
 Total liabilities                                                    2,147,707     3,591,722      2,501,439      1,161,157
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS for 1,260,938, 1,890,268, 1,360,433 and 999,222 shares,
 respectively, of beneficial interest outstanding                   $13,561,866   $20,847,890    $14,896,810    $11,256,077
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $12,700,875   $19,463,097    $13,617,489    $ 9,870,593
Overdistributed/undistributed net investment income                     136,399       174,115          1,869        (12,258)
Accumulated net realized gain on investments                            142,692       214,192        249,059        361,590
Unrealized appreciation of investments, forward currency contracts,
 foreign currency, futures, swaps and other assets and liabilities      581,900       996,486      1,028,393      1,036,152
--------------------------------------------------------------------------------------------------------------------------------
 Total Net Assets                                                   $13,561,866   $20,847,890    $14,896,810    $11,256,077
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE OF BENEFICIAL INTEREST                         $10.76        $11.03         $10.95         $11.26
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENTS OF OPERATIONS

                                                                   CITISELECT(R) CITISELECT(R)  CITISELECT(R)   CITISELECT(R)
                                                                        VIP            VIP            VIP             VIP
FOR THE PERIOD ENDED JUNE 30, 1998 (Unaudited)                       FOLIO 200     FOLIO 300      FOLIO 400       FOLIO 500
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest (net of foreign tax of $0, $186, $0, and $0) (Note 1B)        $202,668      $258,264       $118,005       $ 45,516
Dividends (net of foreign tax of $1,498, $4,287,
 $6,003, and $7,869)                                                     27,008        64,538         74,838         86,914
--------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                229,676       322,802        192,843        132,430
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Custodian fees and accounting fees                                      178,748       203,892        196,077        170,970
Management fees (Note 2)                                                 41,898        65,917         49,737         41,395
Transfer agent fees                                                      15,661        15,664         15,665         15,653
Audit fees                                                               11,850        11,850         11,850         23,250
Legal fees                                                                4,546         4,546          7,046          4,546
Shareholder reports                                                       4,446         4,446          4,446          4,446
Trustees fees                                                             3,938         4,004          3,950          3,938
Miscellaneous                                                             6,617         8,759          7,107          6,673
--------------------------------------------------------------------------------------------------------------------------------
 Total expenses                                                         267,704       319,078        295,878        270,871
--------------------------------------------------------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager (Note 2)                   (31,008)      (44,130)       (27,340)       (20,439)
Less expenses assumed by the Sub-Administrator (Note 6)                (183,633)     (191,481)      (185,687)      (181,454)
================================================================================================================================
 Net expenses                                                            53,063        83,467         82,851         68,978
--------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                  176,613       239,335        109,992         63,452
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from investments, forward currency
 contracts, foreign currency transactions and futures                   152,892       243,903        276,423        390,640
Net change in unrealized appreciation on investments, forward currency contracts, foreign currency, futures, swaps and
 other assets and liabilities                                           212,676       501,460        381,573        359,034
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments
 and foreign currency                                                   365,568       745,363        657,996        749,674
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $542,181      $984,698       $767,988       $813,126
--------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                          CITISELECT(R) VIP FOLIO 200     CITISELECT(R) VIP FOLIO 300
---------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS      FOR THE PERIOD       SIX MONTHS       FOR THE PERIOD
                                                            ENDED       FEBRUARY 10, 1997*       ENDED        FEBRUARY 10, 1997*
                                                        JUNE 30, 1998          TO            JUNE 30, 1998           T0
                                                         (unaudited)    DECEMBER 31, 1997      (unaudited)    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                     $   176,613     $   324,583        $   239,335       $   318,014
Net realized gain (loss) from investments, forward currency
 contracts, foreign currency transactions and futures         152,892         149,835            243,903           201,298
Net change in unrealized appreciation of investments, forward currency contracts, foreign currency, futures, swaps and other
 assets and liabilities                                       212,676         369,224            501,460           495,026
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          542,181         843,642            984,698         1,014,338
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net income                                                     (9,865)       (324,560)            (5,599)        (318,014)
Net realized gain on investments (12,330)                    (149,835)             --           (201,298)
In excess of net income                                            --              --                 --              (256)
In excess of realized gain on investments                          --         (28,242)                --           (89,076)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders     (22,195)       (502,637)            (5,599)         (608,644)
--------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (Note 5):
Net proceeds from sale of shares                            5,525,044      18,111,458          6,689,818        23,976,027
Net asset value of shares issued to shareholders from
 reinvestment of distributions                                 22,195         502,637              5,599           608,644
Cost of shares repurchased                                 (2,826,424)     (8,634,035)        (1,018,289)      (10,798,702)
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from transactions
 in shares of beneficial interest                           2,720,815       9,980,060          5,677,128        13,785,969
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                  3,240,801      10,321,065          6,656,227        14,191,663
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        10,321,065              --         14,191,663                --
--------------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed (overdistributed)
 net investment income of $136,399, ($30,349), $174,115
 and ($59,621), respectively)                             $13,561,866     $10,321,065        $20,847,890       $14,191,663
--------------------------------------------------------------------------------------------------------------------------------

* Commencement of Operations

See notes to financial statements

CITISELECT(R) VIP PORTFOLIOS
STATEMENT OF CHANGES IN NET ASSETS

                                                          CITISELECT(R) VIP FOLIO 400     CITISELECT(R) VIP FOLIO 500
---------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS      FOR THE PERIOD       SIX MONTHS       FOR THE PERIOD
                                                            ENDED       FEBRUARY 10, 1997*       ENDED        FEBRUARY 10, 1997*
                                                        JUNE 30, 1998          TO            JUNE 30, 1998           T0
                                                         (unaudited)    DECEMBER 31, 1997      (unaudited)    DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                                     $   109,992     $   203,026        $    63,452       $   134,213
Net realized gain (loss) from investments, forward currency
 contracts, foreign currency transactions and futures         276,423         296,072            390,640           326,068
Net change in unrealized appreciation of investments, forward currency contracts, foreign currency, futures and other
 assets and liabilities                                       381,573         646,820            359,034          677,118
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations          767,988       1,145,918            813,126         1,137,399
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:
Net income                                                     (9,413)       (203,026)           (18,956)         (134,213)
Net realized gain on investments                                   --        (296,072)                --          (326,068)
In excess of net income                                            --         (64,623)                --          (49,682)
In excess of realized gain on investments                          --         (61,451)                --          (36,122)
--------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders      (9,413)       (625,172)           (18,956)         (546,085)
--------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
Net proceeds from sale of shares                            3,590,845      21,130,190          1,936,357        13,699,362
Net asset value of shares issued to shareholders from
 reinvestment of distributions                                  9,413         625,172             18,956           546,085
Cost of shares repurchased                                   (740,977)    (10,997,154)        (2,036,916)       (4,293,251)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from transactions
 in shares of beneficial interest                           2,859,281      10,758,208            (81,603)        9,952,196
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                  3,617,856      11,278,954            712,567        10,543,510
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                        11,278,954              --         10,543,510                --
--------------------------------------------------------------------------------------------------------------------------------
End of period (including underdistributed (overdistributed)
 net investment income of $1,869, $(98,710), $(12,258)
 and $(56,754), respectively)                             $14,896,810     $11,278,954        $11,256,077       $10,543,510
--------------------------------------------------------------------------------------------------------------------------------

* Commencement of Operations

See notes to financial statements

CITISELECT(R)VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                                           CITISELECT(R) VIP FOLIO 200          CITISELECT(R) VIP FOLIO 300
---------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS      FOR THE PERIOD       SIX MONTHS       FOR THE PERIOD
                                                            ENDED       FEBRUARY 10, 1997++      ENDED        FEBRUARY 10, 1997++
                                                        JUNE 30, 1998          TO            JUNE 30, 1998           T0
                                                         (unaudited)    DECEMBER 31, 1997     (unaudited)     DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $10.25          $10.00             $10.38            $10.00
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
Net investment income                                           0.146           0.339              0.139             0.251
Net realized and unrealized gain (loss) on investment           0.382           0.436              0.514             0.609
--------------------------------------------------------------------------------------------------------------------------------
 Total from operations                                          0.528           0.775              0.653             0.860
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
Net investment income                                          (0.008)         (0.339)            (0.003)           (0.251)
Net realized gain on investments                               (0.010)         (0.157)                --            (0.159)
In excess of net income                                            --              --                 --                --
In excess of realized gains on investments                         --          (0.029)                --            (0.070)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (0.018)         (0.525)            (0.003)           (0.480)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $10.76          $10.25             $11.03            $10.38
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                     $13,562         $10,321            $20,848           $14,192
Ratio of expenses to average net assets                          0.95% *         0.95% *            0.95% *           0.95% *
Ratio of net investment income to average net assets             3.14% *         3.43% *            2.70% *           3.00% *
Portfolio turnover rates                                           84%            231%                86%              241%
Total return                                                     5.15% **        7.79% **           6.29% **          8.65% **

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                 $(0.024)        $(0.006)            $0.014           $(0.025)
RATIOS:
Expenses to average net assets                                   4.75% *         4.44% *            3.60% *           4.25% *
Net investment income (loss) to average net assets              (0.66)% *       (0.06)% *           0.05% *          (0.30)% *
--------------------------------------------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized
 + The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations

See notes to financial statements

CITISELECT(R)VIP PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                                          CITISELECT(R) VIP FOLIO 400           CITISELECT(R) VIP FOLIO 500
---------------------------------------------------------------------------------------------------------------------------------
                                                         SIX MONTHS      FOR THE PERIOD       SIX MONTHS       FOR THE PERIOD
                                                            ENDED       FEBRUARY 10, 1997++      ENDED        FEBRUARY 10, 1997++
                                                        JUNE 30, 1998          TO            JUNE 30, 1998           T0
                                                         (unaudited)    DECEMBER 31, 1997     (unaudited)     DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $10.28          $10.00             $10.48            $10.00
--------------------------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income                                           0.098           0.212              0.063             0.148
Net realized and unrealized gain (loss) on investment           0.579           0.701              0.736             0.917
--------------------------------------------------------------------------------------------------------------------------------
 Total from operations                                          0.677           0.913              0.799             1.065
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                          (0.007)         (0.206)            (0.019)           (0.144)
Net realized gain on investments                                   --          (0.300)                --            (0.349)
In excess of net income                                            --          (0.065)                --            (0.053)
In excess of realized gains on investments                         --          (0.062)                --            (0.039)
--------------------------------------------------------------------------------------------------------------------------------
Total distribution                                             (0.007)         (0.633)            (0.019)           (0.585)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $10.95          $10.28             $11.26            $10.48
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)                     $14.897         $11,279             $11.256          $10,544
Ratio of expenses to average net assets                          1.25% *         1.25% *            1.25% *           1.25% *
Ratio of net investment income to average net assets             1.65% *         2.03% *            1.14% *           1.45% *
Portfolio turnover rates                                          129%            230%                54%              134%
Total return                                                     6.59% **        9.22% **           7.63% **         10.76% **

Note: If Agents of the Funds had not voluntarily agreed to waive a portion of their fees, and the Sub-Administrator not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment loss per share                                 $(0.058)        $(0.124)           $(0.139)          $(0.186)
Ratios:
Expenses to average net assets                                   4.43% *         4.46% *            4.87% *           4.52% *
Net investment (loss) to average net assets                     (1.53)% *       (1.18)% *          (2.48)% *         (1.82)% *
--------------------------------------------------------------------------------------------------------------------------------

 * Annualized
** Not Annualized
 + The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
++ Commencement of Operations

See notes to financial statements

CitiSelect(R) VIP Portfolios
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 (the "Funds") are each a separate series of Variable Annuity Portfolios (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Citibank, N.A. ("Citibank" or the Manager) is the Investment Manager of each of the Funds. CFBDS, Inc. ("CFBDS", formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Funds' Sub-Administrator. Shares of each Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.

   The financial statements are prepared in accordance with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Funds are as follows:

   A. Investment Security Valuations -- Equity securities are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds, foreign bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or under guidelines established by the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when each Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

   B. Income -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income and other distributions from investments are recorded on the ex-dividend date. Dividend and interest income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

   C. Foreign Currency Translation -- The accounting records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, as well as income and expenses, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translations of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses, foreign taxes recorded and the amount actually received or paid.

   D. Forward Foreign Currency Contracts -- Each of the Funds may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. Each of the Funds could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

   E. Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   F. Expenses -- Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the average net assets of each Fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   G. Futures contracts -- The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

   Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H. Purchased Options -- The premium paid by a Fund for the purchase of a call or a put option is included in the Funds' Statement of Assets and Liabilities as an investment and subsequently marked-to market to reflect the current market value of the option. When an option which a Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, the Fund will realize a gain or loss from sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

   I. Swap Agreements -- To the extent permitted under respective investment policies, the Portfolio may invest in swap agreements which involve the exchange of cash payments based on the specified terms and conditions of such agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The value of each swap is determined by the counterparty to the swap agreement using a methodology which discounts the expected future cash receipts or disbursements related to the swap. The Portfolio may also enter into interest rate swap agreements which involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to notional amount of principal. Interest rate swaps are marked to market daily. Unrealized gains or losses are reported as an asset or a liability in the Statement of Assets and Liabilities. The cash paid or received on a swap is recognized as a realized loss or gain when such payment is paid or received.

   Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates.

   J. Distributions -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1997 CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 CitiSelect(R) VIP Folio 500 reclassified $30,372, $59,365, $34,087 and $7,072, respectively, overdistributed net investment income to accumulated/overdistributed net realized gains on investments.

   K. Beneficial Interest -- At June 30, 1998, insurance companies or their separate accounts were the record owners of all the shares of each Fund. (See note 5.)

   L. Repurchase Agreements -- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all secureities held as collateral in support of repurchase agreements. Additionally, procedures have been established by each Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   M. Other -- Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time are agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.

   The management fees paid to Citibank, are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.75% of each of the Funds' average daily net assets.

   The management fees paid to Citibank for CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400 and CitiSelect(R) VIP Folio 500 amounted to $41,898, $65,917, $49,737 and $41,395, respectively, of which $31,008, $44,130, $27,340 and $20,439, respectively were voluntarily waived for the six months ended June 30, 1998. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of securities, other than short-term obligations, for the six months ended June 30, 1998, were as follows:
                                                   PURCHASES           SALES
--------------------------------------------------------------------------------

CitiSelect(R) VIP Folio 200                       $ 9,374,071        $ 7,585,085
CitiSelect(R) VIP Folio 300                       $19,748,528        $13,599,654
CitiSelect(R) VIP Folio 400                       $18,860,109        $15,804,567
CitiSelect(R) VIP Folio 500                       $ 5,909,773        $ 5,637,354
--------------------------------------------------------------------------------

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998, as computed on a federal income tax basis, are as follows:

CITISELECT(R) VIP FOLIO 200
--------------------------------------------------------------------------------
Aggregate Cost                                                      $14,624,463
Gross unrealized appreciation                                       $   932,634
Gross unrealized depreciation                                          (344,312)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $   588,322
--------------------------------------------------------------------------------

CITISELECT(R) VIP FOLIO 300
--------------------------------------------------------------------------------
Aggregate Cost                                                      $22,483,775
--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 1,712,842
--------------------------------------------------------------------------------
Gross unrealized depreciation                                          (673,799)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,039,043
--------------------------------------------------------------------------------

CITISELECT(R) VIP FOLIO 400
--------------------------------------------------------------------------------
Aggregate Cost                                                      $15,712,591
--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 1,844,834
--------------------------------------------------------------------------------
Gross unrealized depreciation                                          (790,717)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,054,117
--------------------------------------------------------------------------------

CITISELECT(R) VIP FOLIO 500
--------------------------------------------------------------------------------
Aggregate Cost                                                      $11,008,083
--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $ 1,819,659
--------------------------------------------------------------------------------
Gross unrealized depreciation                                          (772,576)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 1,047,083
--------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest are as follows:


                                                  SIX MONTHS
                                                    ENDED
                                                JUNE 30, 1998     YEAR ENDED
CITISELECT(R) VIP FOLIO 200                      (UNAUDITED)   DECEMBER 31, 1997
--------------------------------------------------------------------------------
Shares sold                                        517,122         1,779,423
Shares reinvested                                    2,072            49,423
Shares repurchased                                (265,079)         (822,023)
--------------------------------------------------------------------------------
Net increase                                       254,115         1,006,823
--------------------------------------------------------------------------------

CITISELECT(R) VIP FOLIO 300
--------------------------------------------------------------------------------
Shares sold                                        616,155         2,343,967
Shares reinvested                                      510            59,206
Shares repurchased                                 (93,386)       (1,036,184)
--------------------------------------------------------------------------------
Net increase                                       523,279         1,366,989
--------------------------------------------------------------------------------

CITISELECT(R) VIP FOLIO 400
--------------------------------------------------------------------------------
Shares sold                                        330,241         2,073,367
Shares reinvested                                      868            61,714
Shares repurchased                                 (68,016)       (1,037,741)
--------------------------------------------------------------------------------
Net increase                                       263,093         1,097,340
--------------------------------------------------------------------------------

CITISELECT(R) VIP FOLIO 500
--------------------------------------------------------------------------------
Shares sold                                        173,944         1,351,914
Shares reinvested                                    1,703            53,069
Shares repurchased                                (182,600)         (398,808)
Net increase (decrease)                             (6,953)        1,006,175

   Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.99% of each CitiSelect VIP Portfolio.

6. Assumption of Expenses CFBDS has voluntarily agreed to pay a portion of the expenses for the six months ended June 30, 1998. The amounts are as follows:

 CitiSelect(R) VIP Folio 200                      $183,633
 CitiSelect(R) VIP Folio 300                      $191,481
 CitiSelect(R) VIP Folio 400                      $185,687
 CitiSelect(R) VIP Folio 500                      $181,454

CITIFUNDS(SM)
-------------

                                Small Cap Growth
                                  VIP Portfolio

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998

   We are pleased to present this semi-annual report for the CitiFunds(SM) Small Cap Growth VIP Portfolio. The report covers the period from January 1, 1998 to June 30, 1998. During that time, the Funds' investment manager, Citibank, N.A., has been busy putting your variable annuity insurance assets to work to help you reach your long-term financial goals.

   Among the highlights of the reporting period, your Fund has changed its name to CitiFunds(SM) Small Cap Growth VIP Portfolio. In addition, as you have probably heard, Citicorp recently announced its intention to merge with The Travelers Group. The completion of the merger is subject to the satisfaction of certain conditions. As necessary, we will provide you with information that specifically affects the fund. Thank you for your participation. We look forward to serving your variable annuity investment needs in the months and years ahead.

                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE

                       PORTFOLIO ENVIRONMENT AND OUTLOOK

   RETURNS FROM SMALL-CAPITALIZATION GROWTH STOCKS WERE MIXED during the six-month period, rebounding in the first four months of 1998 before declining sharply in May. Although almost all sectors of the U.S. stock market suffered set-backs in May, small-cap stocks declined more sharply than large-capitalization stocks. Small company returns were essentially flat in June.

   The relative underperformance of small-cap stocks is contrary to long-term historical trends, in which smaller companies have outperformed their larger counterparts(1). Why have the past few years been different? Investors have shown a preference for well established companies with track records of consistent growth and ready liquidity in the financial markets.

   For example, small-cap stocks were particularly hard-hit by the Asian financial crisis during the final months of last year, and again in May when new concerns arose about Asia's markets and economies. This was true even though most U.S. small companies derive their revenues from domestic sources, not from overseas markets, and are unlikely to be directly affected by the events in Asia. Small-cap stocks declined because a "flight to quality" resulted from the Asian turmoil, and investors flocked toward highly liquid blue-chip stocks regardless of small-cap stocks' sound fundamentals.

   THE PORTFOLIO HAS TAKEN THIS OPPORTUNITY TO FIND ATTRACTIVE INVESTMENTS in fast-growing, small companies. Over the last six months, we have established a number of new positions, increasing the number of companies in the portfolio from about 60 to approximately 70. As always, we identified these new holdings using our disciplined, "bottom up" investment approach. We look for high-quality growth companies with talented management teams, strong market positions and conservative accounting standards.

   Unlike some stock funds, we do not attempt to achieve a predetermined balance among industries or market sectors within the portfolio. Instead, we look at individual companies one by one, buying those that meet our growth criteria, regardless of their industry affiliations. We do, however, track our industry concentrations in order to avoid overexposing the portfolio to any one market sector.

   WE BELIEVE THAT MANY SMALL-CAP GROWTH STOCKS ARE ATTRACTIVELY VALUED by historical standards. While the longstanding rally of large-cap stocks has propelled their valuations to the high end of their historic range, small-cap stocks are trading near the low end of their range relative to large-cap stocks. In our view, the valuation gap will narrow as small-cap stocks advance over time and potentially outperform large-cap stocks.

   What's more, we expect small-cap growth stocks to benefit from a confluence of positive forces. In addition to more attractive valuations, small-cap companies' earnings have grown at a faster average rate than large-cap companies since the second quarter of 1997(2). Also, a strong U.S. dollar relative to other currencies traditionally helps small companies with primarily domestic markets.

   When will prices of small-cap stocks begin to rise? It is impossible to predict the exact timing of market movements. However, in a market environment where a strong U.S. dollar and falling Asian demand are slowing large-company growth, we believe investor sentiment will switch to high-quality small-cap issuers that demonstrate consistent revenue and earnings growth.

(1) Source: Ebbotson Associates
(2) Source: Citibank, N.A.

FUND PERFORMANCE

TOTAL RETURNS
                                                                         SINCE
                                                SIX         ONE         2/10/97
ALL PERIODS ENDED JUNE 30, 1998 (Unaudited)   MONTHS*       YEAR       INCEPTION
--------------------------------------------------------------------------------

CitiFunds Small Cap Growth VIP Portfolio      11.42%       18.73%       17.43%
Russell 2000(R)Index ...................       4.93%       16.51%       19.30%

*Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,490 (as of 6/30/98). The graph shows how the Fund compares to our benchmarks over the same period.

                        CitiSelect
                        Small Cap
                        Equity VIP                     Russell 2000
                        Portfolio                         Index

 2/10/97                 $10,000                         $10,000
 2/28/97                   9,550                           9,897
 3/31/97                   9,050                           9,429
 4/30/97                   8,730                           9,456
 5/31/97                  10,000                          10,507
 6/30/97                  10,520                          10,958
 7/31/97                  10,860                          11,468
 8/31/97                  11,020                          11,730
 9/30/97                  11,960                          12,589
10/31/97                  11,350                          12,036
11/30/97                  11,240                          11,958
12/31/97                  11,210                          12,167
 1/31/98                  10,860                          11,975
 2/28/98                  12,120                          12,861
 3/31/98                  12,860                          13,391
 4/30/98                  12,760                          13,465
 5/31/98                  11,710                          12,739
 6/30/98                  12,490                          12,766

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors. Total returns reflect certain voluntary fee waivers. If the waivers were not in place, total returns would be lower.

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          June 30, 1998

(Unaudited)

ISSUER                                                    SHARES           VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 24.5%
--------------------------------------------------------------------------------
AHL Services Inc.*                                         1,505    $   59,259
Abacus Direct Corp.*                                       1,830        95,046
Cultural Access World Wide*                                1,830        17,842
Lamar Advertising Co.*                                     2,742        98,369
Metro Networks Inc.*                                       1,145        49,378
Metzler Group Inc.*                                        1,345        49,261
NFO Research Inc.*                                         2,287        40,737
Probusiness Services Inc.*                                 1,130        52,828
Professional Detailing Inc.*                               1,410        35,074
Profit Recovery Group*                                     2,340        65,374
Rental Services Corp.*                                     2,785        93,646
Romac International Inc.*                                  1,555        47,233
Suiza Foods Corp.*                                         1,225        73,117
Wilmar Industries Inc.*                                    1,570        40,035
                                                                     -----------
                                                                       817,199
                                                                     -----------
COMMODITIES & PROCESSING -- 3.3%
--------------------------------------------------------------------------------
ITEQ Inc.*                                                 3,650        27,147
Om Group Inc.                                              1,475        60,844
Synthetic Industries Inc.*                                 1,475        21,480
                                                                     -----------
                                                                       109,471
                                                                     -----------
CONSUMER DURABLE -- 4.1%
--------------------------------------------------------------------------------
American Italian Pasta Co.*                                1,110        41,348
Beringer Wine Estates Holdings*                              965        42,520
Tower Automotive Inc.*                                     1,235        52,951
                                                                     -----------
                                                                       136,819
                                                                     -----------
CONSUMER SERVICES -- 10.6%
--------------------------------------------------------------------------------
Central Packing Corp.                                      1,852        84,266
Gray Communications Systems Inc.*                          1,850        57,119
Heftel Broadcasting Corp.*                                 1,315        58,846
Premier Parks Inc.*                                        1,590       105,934
SFX Entertainment Inc.                                       985        45,187
                                                                     -----------
                                                                       351,352
                                                                     -----------
ELECTRONICS/TECHNOLOGY
SERVICES -- 16.5%
--------------------------------------------------------------------------------
Anicom Inc.*                                                 700        10,412
CD Now Inc.*                                               1,190        23,949
ETEC Systems Inc.*                                         1,025        36,067
Harbinger Corp.*                                           1,747        42,256
Inacom Corp.*                                              1,575        50,006
Lernout & Hauspie Speech Products*                         1,445        86,248
PC Connection Inc.*                                          670        10,218
QAD Inc.*                                                  3,095        27,855
Renaissance Worldwide Inc.*                                2,950        64,162
Sapient Corp.*                                               825        43,519
Sipex Corp.*                                               1,740        37,410
Tier Technologies Inc.*                                    2,105        37,495
Whittman - Hart Inc.*                                      1,645        79,577
                                                                     -----------
                                                                       549,174
                                                                     -----------
ENERGY/MINERAL -- 3.3%
--------------------------------------------------------------------------------
Forcenergy Gas Exploration*                                2,190        39,009
Key Energy Group Inc.*                                     2,265        29,728
Lomak Petroleum Inc.                                       4,075        42,533
                                                                     -----------
                                                                       111,270
                                                                     -----------
FINANCE -- 11.0%
--------------------------------------------------------------------------------
Executive Risk Inc.                                        1,230        90,712
First Republic Bank, San Francisco*                          945        34,138
Litchfield Financial Corp.                                   945        19,845
Medallion Financial Corp.                                  1,770        48,675
Metris Companies Inc.                                      1,510        96,263
Sirrom Capital Corp.                                       2,975        77,350
                                                                     -----------
                                                                       366,983
                                                                     -----------
HEALTH SERVICES/TECHNOLOGY -- 10.4%
--------------------------------------------------------------------------------
Concentra Managed Care Inc.*                               1,865        48,490
Henry Schein Inc.*                                         1,300        59,962
Human Genome Sciences Inc.*                                1,600        57,100
Parexel International Corp.*                               1,600        58,200
Somnus Medical Technologies*                               1,770        14,492
Total Renal Care Holdings Inc.                             2,151        74,209
Viropharma Inc.*                                           1,475        34,294
                                                                     -----------
                                                                       346,747
                                                                     -----------
INDUSTRIAL SERVICES -- 3.1%
--------------------------------------------------------------------------------
American Disposal Services Inc.*                           1,100        51,563
Service Experts Inc.                                       1,120        38,640
Waste Connections Inc.                                       665        13,217
                                                                     -----------
                                                                       103,420
                                                                     -----------
PRODUCER MANUFACTURING -- 0.9%
--------------------------------------------------------------------------------
Ha Lo Industrials Inc.*                                      915        28,479
                                                                     -----------
RETAIL TRADE -- 6.0%
--------------------------------------------------------------------------------
CDW Computer Centers Inc.*                                 1,215        60,750
Men's Wearhouse Inc.*                                      2,017        66,561
Whole Foods Market Inc.*                                   1,190        71,995
                                                                     -----------
                                                                       199,306
                                                                     -----------
TRANSPORTATION -- 3.8%
--------------------------------------------------------------------------------
Eagle USA Airfreight Inc.*                                 2,380        82,556
Hub Group Inc.*                                              530        11,196
United Road Services Inc.                                  1,650        31,556
                                                                    -----------
                                                                       125,308
                                                                    -----------
TOTAL COMMON STOCKS
 (Identified Cost $2,490,200)                                       $3,245,528
                                                                    -----------
SHORT-TERM OBLIGATION -- 3.3%
--------------------------------------------------------------------------------
State Street Bank Repurchase
   Agreement 2.00% due
   7/01/98 proceeds at maturity
   $109,006 (collateralized by
   $112,350 U.S. Treasury Note
   9.125% due 5/15/18)                                                 109,000
                                                                   -----------
TOTAL INVESTMENTS
   (Identified Cost
   $2,599,200)                                     100.8%            3,354,528
OTHER ASSETS,
 Less Liabilities                                   (0.8)               (26,053)
                                                   -----           -----------
Net Assets                                         100.0%          $ 3,328,475
                                                   =====           ===========

*Non-income Producing

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $2,599,200)          $3,354,528
Cash                                                                         806
Receivable for securities sold                                             3,893
Receivable for shares of beneficial interest sold                          3,000
Dividends and interest receivable                                             34
Receivable from the Sub-Administrator                                     21,351
--------------------------------------------------------------------------------
 Total assets                                                          3,383,612
--------------------------------------------------------------------------------
LIABILITIES:
Payable for securities purchased                                           7,470
Payable for shares of beneficial interest repurchased                      3,000
Accrued expenses and other liabilities                                    44,667
--------------------------------------------------------------------------------
 Total liabilities                                                        55,137
--------------------------------------------------------------------------------
NET ASSETS for 266,424 shares of beneficial interest outstanding      $3,328,475
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                       $2,590,917
Overdistributed net investment income                                   (10,924)
Unrealized appreciation of investments                                   755,328
Accumulated net realized loss on investments                             (6,846)
--------------------------------------------------------------------------------
 Total                                                                $3,328,475
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE OF BENEFICIAL INTEREST $    12.49
--------------------------------------------------------------------------------

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Dividend income                                            $  2,820
Interest income                                                 632
--------------------------------------------------------------------------------
                                                                         $ 3,452
--------------------------------------------------------------------------------
EXPENSES:
Custody and fund accounting fees                             36,169
Transfer agent fees                                          15,633
Management fees (Note 2)                                     11,983
Audit fees                                                    6,850
Shareholder reports                                           4,810
Legal fees                                                    4,560
Trustees fees                                                 3,529
Registration fees                                               801
Miscellaneous                                                 2,028
--------------------------------------------------------------------------------
  Total expenses                                             86,363
Less expenses assumed by the Sub-Administrator (Note 6)     (60,004)
Less aggregate amount waived by the Manager (Note 2)        (11,983)
 Net expenses                                                             14,376
--------------------------------------------------------------------------------
Net investment loss                                                     (10,924)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                             163,490
Net change in unrealized appreciation from investments       196,428
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                        359,918
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $348,994
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                               SIX MONTHS     FEBRUARY 10, 1997
                                                  ENDED         (COMMENCEMENT
                                              JUNE 30, 1998   OF OPERATIONS) TO
                                               (Unaudited)    DECEMBER 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                           $  (10,924)        $  (13,699)
Net realized gain (loss) on investments          163,490           (170,336)
Net change in unrealized appreciation
  from investments                               196,428            558,900
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                348,994            374,865
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
  INTEREST (Note 5):
Net proceeds from sale of shares                 757,618          3,994,408
Cost of shares repurchased                      (869,488)        (1,277,922)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from transactions in shares of beneficial
  interest                                      (111,870)         2,716,486
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                      237,124          3,091,351
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                            3,091,351                 --
--------------------------------------------------------------------------------
End of period                                 $3,328,475         $3,091,351
--------------------------------------------------------------------------------

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
                                               SIX MONTHS     FEBRUARY 10, 1997
                                                  ENDED         (COMMENCEMENT
                                              JUNE 30, 1998   OF OPERATIONS) TO
                                               (Unaudited)    DECEMBER 31, 1997
--------------------------------------------------------------------------------
Net Asset Value, beginning of period              $11.21             $10.00
--------------------------------------------------------------------------------
Income From Operations:
Net investment loss                                (0.04)             (0.05)+
Net realized and unrealized gain on investments     1.32               1.26
--------------------------------------------------------------------------------
 Total from operations                              1.28               1.21
--------------------------------------------------------------------------------
Net Asset Value, end of period                    $12.49             $11.21
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $3,328             $3,091
Ratio of expenses to average net assets             0.90%*             0.90%*
Ratio of net investment loss to average net assets (0.68)%*           (0.49)%*
Portfolio turnover                                    23%               113%
Total return                                       11.42%**           12.10%**

Note: If Agents of the Fund had not voluntarily waived a portion of their fees, and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:

Net investment loss per share                     $(0.27)            $(0.52)
Ratios:
Expenses to average net assets                      5.41%*             5.50%*
Net investment loss to average net assets          (5.19)%*           (5.09)%*
--------------------------------------------------------------------------------
 *Annualized
**Not Annualized
 +The per share amounts were computed using a monthly average number of shares outstanding during the year.

See notes to financial statements

CITIFUNDS SMALL CAP GROWTH VIP PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES The CitiFunds Small Cap Growth VIP Portfolio (the "Portfolio"), a separate series of Variable Annuity Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a Massachusetts business trust. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS" formerly Landmark Funds Broker-Dealer Services, Inc. Ltd.) acts as the Fund's Sub-Administrator. Shares of the fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are as follows:
   A. Investment Security Valuations -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. Income -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.
   C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $139,687 which will expire on December 31, 2005. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized capital gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax.
   D. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   E. Distributions -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the period ended December 31, 1997, the Fund reclassified $13,699 from paid-in capital to accumulated net investment loss.
   F. Repurchase Agreements -- It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   G. Beneficial Interest -- At June 30, 1998, insurance companies or their separate accounts were the record owners of all the shares of the Fund. (See
Note 5)
   H. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp. Citicorp recently announced its intentions to merge with The Travelers Group. Completion of the merger is subject to the satisfaction of certain conditions.
   The management fee paid to Citibank, is accrued daily and payable monthly. The management fee is computed at an annual rate of 0.75% of the Fund's average daily net assets. The management fee paid to Citibank amounted to $11,983, all of which was voluntarily waived for the six months ended June 30, 1998.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $842,428 and $720,891, respectively, for the six months ended June 30, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1998 as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $2,599,200
--------------------------------------------------------------------------------
Gross unrealized appreciation                                       $  951,427
Gross unrealized depreciation                                         (196,099)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $  755,328
--------------------------------------------------------------------------------

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                               SIX MONTHS     FEBRUARY 10, 1997
                                                  ENDED         (COMMENCEMENT
                                              JUNE 30, 1998   OF OPERATIONS) TO
                                               (Unaudited)    DECEMBER 31, 1997
--------------------------------------------------------------------------------
Shares sold                                       63,003            396,702
Shares repurchased                               (72,233)          (121,048)
--------------------------------------------------------------------------------
Net (decrease) increase                           (9,230)           275,654
--------------------------------------------------------------------------------

Citicorp Life Insurance Co. and First Citicorp Life Insurance Co., directly and through their separate accounts, own approximately 99.9% of the Fund.

6. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended June 30, 1998, which amounted to $60,004.